UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21906

 Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Kevin M. Robinson
2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code:    (630) 505-3700

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2011 - August 31, 2012

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIM INVESTMENTS

ETF

August 31, 2012

GUGGENHEIM FUNDS
ANNUAL REPORT

EEB GUGGENHEIM BRIC ETF
DEF GUGGENHEIM DEFENSIVE EQUITY ETF
NFO GUGGENHEIM INSIDER SENTIMENT ETF
CZA GUGGENHEIM MID-CAP CORE ETF
CVY GUGGENHEIM MULTI-ASSET INCOME ETF
RYJ GUGGENHEIM RAYMOND JAMES SB-1 EQUITY ETF
CSD GUGGENHEIM SPIN-OFF ETF
WXSP WILSHIRE 4500 COMPLETION ETF
WFVK WILSHIRE 5000 TOTAL MARKET ETF
WMCR WILSHIRE MICRO-CAP ETF
WREI WILSHIRE US REIT ETF

WWW.GUGGENHEIMFUNDS.COM

… YOUR ROAD TO THE LATEST, MOST UP - TO - DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at www.guggenheimfunds.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Fund Summary & Performance	18

Overview of Fund Expenses	37

Portfolio of Investments	39

Statement of Assets and Liabilities	98

Statement of Operations	100

Statement of Changes in Net Assets	102

Financial Highlights	106

Notes to Financial Statements	117

Report of Independent Registered Public Accounting Firm	126

Supplemental Information	127

Considerations Regarding Annual Review of the
Investment Advisory Agreements and Investment
Subadvisory Agreement	129

Trust Information	135

About the Trust Adviser	Back Cover

August 31, 2012

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the annual shareholder report for 11 of our exchange-traded funds (“ETFs” or “Funds”).

The Investment Adviser is now a part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

This report covers performance of the following 11 Funds for the annual fiscal period ended August 31, 2012, with the name of each Fund followed by its NYSE Arca ticker symbol:

-	Guggenheim BRIC ETF (EEB)

-	Guggenheim Defensive Equity ETF (DEF)

-	Guggenheim Insider Sentiment ETF (NFO)

-	Guggenheim Mid-Cap Core ETF (CZA)

-	Guggenheim Multi-Asset Income ETF (CVY)

-	Guggenheim Raymond James SB-1 Equity ETF (RYJ)

-	Guggenheim Spin-Off ETF (CSD)

-	Wilshire 4500 Completion ETF (WXSP)

-	Wilshire 5000 Total Market ETF (WFVK)

-	Wilshire Micro-Cap ETF (WMCR)

-	Wilshire US REIT ETF (WREI)

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer 44 ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Donald C. Cacciapaglia
Trustee and Chief Executive Officer
Claymore Exchange-Traded Fund Trust

September 28, 2012

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ECONOMIC AND MARKET OVERVIEW	August 31, 2012

A period of self-sustaining economic expansion, driven primarily by the aggressive monetary policy of the U.S. Federal Reserve (the “Fed”), and being reinforced by the European Central Bank (“ECB”), has helped the United States to become the economic locomotive of the global economy. Indeed, as the annual report period ended, the Fed was expected to embark on another round of quantitative easing to keep interest rates low and spur economic activity, responding to an unemployment rate stuck above 8% and U.S. Gross Domestic Product (“GDP”) growth that dropped to 1.3% in the second quarter of 2012 from a 2% rate in the first quarter due largely to anemic levels of consumer spending.

Among the headwinds faced by U.S. investors are a slowing global economy led by a European market in recession and slowing Chinese GDP, as well as uncertainty associated with the U.S. presidential election and approach of the “fiscal cliff” at the end of 2012. The “fiscal cliff” is when the Bush-era tax cuts will expire and $1.2 trillion in spending cuts take effect if Congress cannot agree on a budget. Such events have the potential to push the U.S. into recession. Nevertheless, corporate earnings continue to grow, despite expected third-quarter weakness; the housing market appears to be bottoming-out if not turning around, and private-sector job growth has been better than pre-recession levels. This has given ammunition to investors who disparage the continuing large-scale asset purchases by central banks, both in the U.S. and other major countries, which they contend have increased inflation risks.

Beginning in October 2011, the U.S. stock market moved up fairly consistently, except for a second-quarter pullback caused by lower earnings and slower GDP growth, with the Standard & Poor’s 500 Index (the “S&P 500”) closing on its highest level since early 2008 near the end of the period. (All returns cited are for the 12-month period ended August 31, 2012.) The S&P 500, which is generally regarded as an indicator of the broad U.S. stock market, returned 18.00%. Most foreign equity markets were considerably weaker than the U.S. equity market. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East Index (“EAFE”), which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned -0.04%. The MSCI Emerging Market Index, which measures stock market performance in global emerging markets, returned -5.80%.

The search for yield also drove fixed-income investors to the U.S. bond markets, helping performance, with lower-rated bonds outperforming higher-quality issues. The return of the Barclays U.S. Aggregate Bond Index, which is a proxy for the U.S. investment grade bond market, returned 5.78%, while return of the Barclays U.S. Corporate High Yield Index was 14.59%. Reflecting the Fed’s continuing accommodative monetary policy, interest rates on short-term securities remained at their lowest levels in many years; the return of the Barclays 1–3 Month U.S. Treasury Bill Index was 0.05%.

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August 31, 2012

Index Definitions

All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays U.S. 1-3 Month Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The Dow Jones U.S. Select Dividend Index is a selection of stocks that is based almost entirely on dividend yield and dividend history. Stocks are also required to have an annual average daily dollar trading volume of more than $1.5 million.

The FTSE NAREIT Equity REIT Index is a free float-adjusted index of REITs that own, manage and lease investment-grade commercial real estate. Specifically, a company is classified as an Equity REIT if 75 percent or more of its gross invested book assets is invested in real property.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 31% of the total market capitalization of the Russell 1000® Index.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Standard & Poor’s (“S&P”) 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

The S&P MidCap 400 Index is a market-weighted index of 400 domestic mid-cap stocks chosen for market capitalization, liquidity, and industry group representation.

Industry Sectors

Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE	August 31, 2012

EEB Guggenheim BRIC ETF

Fund Overview
The Guggenheim BRIC ETF, NYSE Arca ticker: EEB (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the BNY Mellon BRIC Select ADR Index (the “Index”).

The Index is comprised of American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) selected, based on liquidity, from a universe of all listed depositary receipts of companies from Brazil, Russia, India and China currently trading on U.S. exchanges. The companies in the universe are selected using a proprietary methodology developed by BNY Mellon. The Fund will invest at least 90% of its total assets in ADRs and GDRs that comprise the Index and underlying securities representing ADRs and GDRs that comprise the Index. As of August 31, 2012, the Index consisted of 85 securities. The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2012.

On a market price basis, the Fund generated a total return of -14.68%, which included a decrease in market price over the period to $33.79 as of August 31, 2012, from $41.17 as of August 31, 2011. On an NAV basis, the Fund generated a total return of -14.66%, which included a decrease in NAV over the period to $33.86 as of August 31, 2012, from $41.24 as of August 31, 2011. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad emerging market comparison purposes, the Index generated a return of -14.26% and the MSCI Emerging Markets Index generated a return of -5.80% for the same period.

The Fund made an annual income distribution of $1.3840 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution
For the 12-month period ended August 31, 2012, the utilities sector was the only sector contributing to the Fund’s return. The basic materials sector detracted most significantly from the Fund’s return, followed by the energy sector.

Positions that contributed most significantly to return included China Mobile Ltd., ADR, a provider of cellular telecommunications and related services in the People’s Republic of China and Hong Kong; Cia de Bebidas das Americas, ADR, a Brazilian beverage company; and Ultrapar Participacoes SA, ADR, a Brazilian holding company with holdings in gas distribution, petrochemicals and transportation (9.1%, 6.4% and 1.8%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from return included ADRs of Vale SA, a Brazilian metals and mining company; and Petroleo Brasileiro SA, ADRs, a Brazilian oil and gas service company (common stock 3.5%, preference shares 5.3%, common stock 5.7% and preference shares 7.1%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	August 31, 2012

DEF Guggenheim Defensive Equity ETF

Fund Overview
The Guggenheim Defensive Equity ETF, NYSE Arca ticker: DEF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Defensive Equity Index (the “Index”).

The Index is comprised of approximately 100 securities selected, based on investment and other criteria developed by Sabrient Systems LLC, from a broad universe of U.S.-traded securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). The depositary receipts included in the Index may be sponsored or unsponsored. The universe of potential Index constituents includes approximately 1,000 listed companies, generally with market capitalizations in excess of $1 billion. The Fund will invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2012.

On a market price basis, the Fund generated a total return of 15.46%, which included an increase in market price over the period to $29.27 as of August 31, 2012, from $25.70 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 15.39%, which included an increase in NAV over the period to $29.23 as of August 31, 2012, from $25.68 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Index returned 16.10% and the S&P 500 Index returned 18.00% for the same period.

The Fund made an annual income distribution of $0.3750 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution
For the 12-month period ended August 31, 2012, the utilities and the energy sectors contributed most significantly to the Fund’s return. The technology sector was the only sector detracting from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Sunoco Logistics Partners, LP, which owns and operates a logistics business designed to facilitate the purchase and sale of petroleum products; Ross Stores, Inc., an operator of off-price retail apparel and home accessories stores; and PetSmart, Inc., a specialty retailer of products and services for pets (1.1%, 1.0% and 1.1%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Enerplus Corp., a Canada-based oil and gas exploration and production company (not held in the portfolio at period end); Frontier Communications Corp., which provides telephone and related services primarily to rural areas and small towns in the United States (1.0% of the Fund’s long-term investments at period end); and Activision Blizzard, Inc., a creator and marketer of electronic games (1.0% of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	August 31, 2012

NFO Guggenheim Insider Sentiment ETF

Fund Overview
The Guggenheim Insider Sentiment ETF, NYSE Arca ticker: NFO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Sabrient Insider Sentiment Index (the “Index”).

The Index is comprised of approximately 100 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded securities, including master limited partnerships (“MLPs”) and American depositary receipts (“ADRs”). The universe of companies eligible for inclusion in the Index includes approximately 6,000 listed companies without limitations on market capitalization. The Fund will invest at least 90% of its total assets in common stocks, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2012.

On a market price basis, the Fund generated a total return of 9.58%, which included an increase in market price over the period to $34.07 as of August 31, 2012, from $31.64 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 9.45%, which included an increase in NAV over the period to $34.05 as of August 31, 2012, from $31.66 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic equity market comparison purposes, the Index returned 10.01% and the S&P 500 Index returned 18.00% for the same period.

The Fund made an annual income distribution of $0.5430 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution
For the 12-month period ended August 31, 2012, the consumer cyclical sector contributed most significantly to the Fund’s return, followed by the financial sector. The technology and industrial sectors detracted most significantly from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Select Comfort Corp., a manufacturer and retailer of beds and sleep accessories (not held in the portfolio at period end); Tesoro Corp., a refiner, marketer and transporter of petroleum products (1.6% of the Fund’s long-term investments at period end); and Questcor Pharmaceuticals, Inc., which develops and commercializes novel central nervous system-focused therapeutics (0.9% of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included First Solar, Inc., which manufactures and sells solar modules with an advanced thin-film semiconductor technology (not held in the portfolio at period end); SunPower Corp., a vertically integrated solar products and services company (not held in the portfolio at period end); and Bridgepoint Education, Inc., a regionally accredited provider of postsecondary education services (0.5% of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	August 31, 2012

CZA Guggenheim Mid-Cap Core ETF

Fund Overview
The Guggenheim Mid-Cap Core ETF, NYSE Arca ticker: CZA (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Zacks Mid-Cap Core Index (the “Index”).

The Index is comprised of 100 securities selected, based on investment and other criteria, from a universe of mid-capitalization securities, including master limited partnerships (“MLPs”), American depositary receipts (“ADRs”) and business development companies (“BDCs”). Currently, the mid-capitalization universe ranges from approximately $1 billion in market capitalization to $10 billion in market capitalization, as defined by Zacks Investment Research, Inc. (“Zacks”). The securities in the universe are selected using a proprietary strategy developed by Zacks. The Fund will invest at least 90% of its total assets in securities that comprise the Index and depositary receipts representing securities that comprise the Index (or underlying securities representing ADRs that comprise the Index). The Investment Adviser seeks a correlation over time of .95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2012.

On a market price basis, the Fund generated a total return of 14.83%, which included an increase in market price over the period to $32.73 as of August 31, 2012, from $28.57 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 14.54%, which included an increase in NAV over the period to $32.67 as of August 31, 2012, from $28.59 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index, midcap market, and domestic equity market comparison purposes, the Index returned 15.55%, the Russell Midcap Index returned 13.63%, the S&P MidCap 400 Index returned 12.75%, and the S&P 500 Index returned 18.00% for the same period.

The Fund made an annual income distribution of $0.0700 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution
For the 12-month period ended August 31, 2012, all nine sectors in which the Fund was invested contributed to the Fund’s return. The energy sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical sector. The communications sector contributed least to the Fund’s return.

Positions that contributed most significantly to the Fund’s return included HCA Holdings, Inc., a health care services company that owns and operates hospitals and related health care entities (not held in the portfolio at period end); Ameriprise Financial Group, Inc., which provides services including financial planning, wealth management, retirement, asset management, annuities and insurance (2.2% of the Fund’s long-term investments at period end); and ONEOK Partners, LP, which, through a subsidiary limited partnership, owns a general partner interest in a master limited partnership; the partnership owns an interstate pipeline system that transports natural gas primarily in the upper Midwest and Mid Continent regions of the United States (2.4% of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Check Point Software Technologies Ltd., which develops, markets and supports a range of software and hardware products and services for information technology (IT) security (not held in the portfolio at period end); AmerisourceBergen Corp., which distributes pharmaceutical products and services (1.8% of the Fund’s long-term investments at period end); and Expeditors International of Washington, Inc., a provider of global logistics services (not held in the portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	August 31, 2012

CVY Guggenheim Multi-Asset Income ETF

Fund Overview
The Guggenheim Multi-Asset Income ETF, NYSE Arca ticker: CVY (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Zacks Multi-Asset Income Index (the “Index”).

The Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The securities comprising the Index include stocks of small and medium-sized companies. The universe of securities within the Index includes U.S. listed common stocks and American depositary receipts (“ADRs”) paying dividends, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), closed-end funds, Canadian royalty trusts and traditional preferred stocks. The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. The Fund will invest at least 90% of its total assets in securities that comprise the Index and depositary receipts representing securities that comprise the Index (or underlying securities representing ADRs that comprise the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund uses a sampling approach in seeking to achieve its objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2012.

On a market price basis, the Fund generated a total return of 15.17%, which included an increase in market price over the period to $22.24 as of August 31, 2012, from $20.42 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 14.91%, which included an increase in NAV over the period to $22.21 as of August 31, 2012, from $20.44 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index, domestic equity market and domestic equity income market comparison purposes, the Index returned 15.53%, the S&P 500 Index returned 18.00% and the Dow Jones U.S. Select Dividend Index returned 16.59% for the same period.

The Fund pays distributions quarterly on the last business day of each calendar quarter to shareholders of record two business days earlier. The following distributions per share were paid during the fiscal year ended August 31, 2012:

Payable Date	Amount
September 30, 2011	$0.2950
December 30, 2011	$0.2770
March 30, 2012	$0.2650
June 29, 2012	$0.3140

Performance Attribution
For the 12-month period ended August 31, 2012, all sectors in which the Fund was invested contributed to return. The financial sector contributed most significantly to the Fund’s return, followed by the consumer, noncyclical sector. The communications and utilities sectors contributed least to the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Lincare Holdings, Inc., a provider of respiratory care, infusion therapy and medical equipment to patients in the home that became a wholly owned indirect subsidiary of Linde Group in August 2012 (not held in the portfolio at period end); Plains All American Pipeline, LP, which is engaged in the transportation, storage and marketing of crude oil, refined products and liquefied petroleum gas and other natural gas-related petroleum products (0.7% of the Fund’s long-term investments at period end); and KLA-Tencor Corporation, which is engaged in the design, manufacture and marketing of process control and yield management solutions for the semiconductor and related nanoelectronics industries (not held in the portfolio at period end). Positions that detracted most significantly from the Fund’s return included Nokia OYJ, which produces and sells mobile telephones, navigation devices, and related services (not held in the portfolio at period end); Cia Siderugica Nacional SA, ADR, which primarily operates as an integrated steel producer in Brazil and Latin America (0.7% of the Fund’s long-term investments at period end); and Pengrowth Energy Corp., a Canada-based oil and gas operating company (1.3% of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	August 31, 2012

RYJ Guggenheim Raymond James SB-1 Equity ETF

Fund Overview

The Guggenheim Raymond James SB-1 Equity ETF, NYSE Arca ticker: RYJ
(the “Fund”), seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Raymond James SB-1 Equity Index (the “Index”).

The Index is comprised of all equity securities rated Strong Buy 1 (“SB-1”) by Raymond James & Associates, Inc., an affiliate of Raymond James Research Services, LLC (the “Index Provider”), as of each rebalance and reconstitution date. Index constituents include equity securities of all market capitalizations, as defined by the Index Provider, that trade on a U.S. securities exchange, including common stocks, American depositary receipts (“ADRs”), real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The number of securities in the Index may vary depending on the number of equity securities rated SB-1 by Raymond James & Associates, Inc. As of August 31, 2012, the Index consisted of 148 securities with a market capitalization range of $45 million to $180 billion. The Fund will invest at least 80% of its total assets in equity securities. The Fund will invest at least 80% of its total assets in securities that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2012.

On a market price basis, the Fund generated a total return of 13.51%, which included an increase in market price over the period to $22.58 as of August 31, 2012, from $19.92 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 13.56%, which included an increase in NAV over the period to $22.60 as of August 31, 2012, from $19.93 as of August 31, 2011. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic midcap equity market comparison purposes, the Index returned 14.40% and the S&P MidCap 400 Index returned 12.75% for the same period.

The Fund made an annual income distribution of $0.0290 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution
For the 12-month period ended August 31, 2012, the consumer cyclical sector contributed most significantly to the Fund’s return, followed by the financial and technology sectors. The energy and utilities sectors were the only sectors that detracted from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Arctic Cat, Inc., which manufactures and markets snowmobiles and all-terrain vehicles (0.7% of long-term investments at period end); Cost Plus, Inc., a leading specialty retailer of casual home furnishings and entertainment products in the United States that was acquired by Bed, Bath & Beyond in June 2012 (not held in the portfolio at period end); and Lumber Liquidators Holdings, Inc., a retailer of hardwood flooring in the U.S. (not held in the portfolio at period end). Positions that detracted most significantly from the Fund’s return included Alpha Natural Resources, Inc. an Appalachian coal supplier (0.7% of the Fund’s long-term investments at period end); NII Holdings, Inc., a holding company for the operations of Nextel Communications, Inc. that provides wireless communication services under the Nextel brand in selected international markets (not held in the portfolio at period end); and Knight Capital Group, Inc., Class A, a provider of trade execution services across multiple asset classes for buy-side, sell-side and corporate clients (not held in the portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	August 31, 2012

CSD Guggenheim Spin-Off ETF

Fund Overview
The Guggenheim Spin-Off ETF, NYSE Arca ticker: CSD (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Beacon Spin-Off Index (the “Index”).

The Index is comprised of approximately 28 securities selected, based on investment and other criteria, from a broad universe of U.S.-traded stocks, American depositary receipts (“ADRs”) and master limited partnerships (“MLPs”). The universe of companies eligible for inclusion in the Index includes companies that have been spun-off within the past 30 months (but not more recently than six months prior to the applicable rebalancing date), without limitations on market capitalization (including micro-cap securities), but which are primarily small- and mid-cap companies with capitalizations under $10.0 billion. Beacon Indexes LLC defines a spin-off company as any company resulting from either of the following events: a spin-off distribution of stock of a subsidiary company by its parent company to parent company shareholders or equity “carve-outs” or “partial initial public offerings” in which a parent company sells a percentage of the equity of a subsidiary to public shareholders. The Fund will invest at least 90% of its total assets in common stock, ADRs and MLPs that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing ADRs included in the Index). The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2012.

On a market price basis, the Fund generated a total return of 20.37%, which included an increase in market price over the period to $26.62 as of August 31, 2012, from $22.22 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 19.96%, which included an increase in NAV over the period to $26.54 as of August 31, 2012, from $22.23 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index, domestic market and midcap market capitalization comparison purposes, the Index returned 21.74%, the S&P 500 Index returned 18.00%, and the Russell Midcap Index returned 13.63% for the same period.

The Fund made an annual income distribution of $0.1120 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution
For the 12-month period ended August 31, 2012, the financial sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical sector. Energy was the only sector that detracted from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Altisource Portfolio Solutions SA, a provider of services focused on technology-enabled functions related to real estate and mortgage portfolio management; Philip Morris International, Inc., which manufactures and sells tobacco products in markets outside the United States; and Total System Services, Inc., which provides electronic payment processing and related services to financial and nonfinancial institutions (none of the positions were held in the portfolio at period end). Positions that detracted most significantly from the Fund’s return included Lone Pine Resources, Inc., an independent oil and gas exploration, development, and production company based in Canada (1.8% of the Fund’s long-term investments at period end); TeleCommunication Systems, Inc., which develops and delivers secure wireless communication technology (not held in the portfolio at period end); and Phoenix New Media Ltd., ADR, a new media company that provides premium content on an integrated platform across Internet, mobile and TV channels in China (3.7% of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF

Fund Overview
The Wilshire 4500 Completion ETF, NYSE Arca ticker: WXSP (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire 4500 Completion IndexSM (the “Wilshire 4500” or the “Index”).

The Wilshire 4500 is a rules-based index comprised of, as of August 31, 2012, approximately 3,127 securities, including common stocks, real estate investment trusts (“REITs”) and business development companies (“BDCs”). The Index may include securities of companies of all categories of market capitalizations (subject to certain minimum requirements), as defined by Wilshire Associates Incorporated (the “Index Provider”). The Wilshire 4500 is a subset of the Wilshire 5000 Total Market IndexSM (the “Wilshire 5000”). Designed to represent the extended market, the Wilshire 4500 is comprised of the Wilshire 5000 securities with the components of the S&P 500 Index excluded.

The Fund will invest at least 80% of its total assets in equity securities that comprise the Wilshire 4500. The Investment Adviser and Guggenheim Partners Investment Management, LLC (the “Investment Sub-Adviser”) seek a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser and Investment Sub-Adviser use quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2012.

On a market price basis, the Fund generated a total return of 13.44%, which included an increase in market price over the period to $31.43 as of August 31, 2012, from $28.00 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 12.72%, which included an increase in NAV over the period to $31.50 as of August 31, 2012, from $28.24 as of August 31, 2011. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Wilshire 4500 returned 12.52% and the S&P 500 Index returned 18.00% for the same period.

The Fund made an annual income distribution of $0.2980 per share on December 30, 2011, to shareholders of record on December 28, 2011. This included ordinary income of $0.258, short-term capital gains of $0.035 and long-term capital gains of $0.005.

Performance Attribution
For the 12-month period ended August 31, 2012, the financial sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical sector. The energy sector was the only detractor from return.

Positions that contributed most significantly to the Fund’s return included Pharmasset, Inc., a clinical-stage pharmaceutical company that was acquired in January 2012 by Gilead Sciences, Inc., a research-based biopharmaceutical company (neither held in the portfolio at period end); Alexion Pharmaceuticals, Inc., a biopharmaceutical company that researches and develops proprietary immunoregulatory compounds for the treatment of autoimmune and cardiovascular diseases (not held in the portfolio at period end); and Regeneron Pharmaceuticals, Inc., a biopharmaceutical company that discovers, develops, and commercializes pharmaceutical products for the treatment of serious medical conditions (0.3% of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Green Mountain Coffee Roasters, Inc., which sources, produces and markets specialty coffees and other beverages, and manufactures and markets Keurig single-cup coffee brewing systems (0.1% of the Fund’s long-term investments at period end); Facebook, Inc., operator of a social networking website (0.3% of the Fund’s long-term investments at period end); and NII Holdings, Inc., a holding company for the operations of Nextel Communications, Inc. that provides wireless communication services under the Nextel brand in selected international markets (not held in the portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF

Fund Overview
The Wilshire 5000 Total Market ETF, NYSE Arca ticker WFVK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called Wilshire 5000 Total Market IndexSM (the “Index”).

The Index is a rules-based index comprised of, as of August 31, 2012, approximately 3,660 securities, including common stocks and real estate investment trusts (“REITs”). The Index is designed to represent the total U.S. equity market and includes all U.S. equity securities that have readily available prices. The Fund will invest at least 80% of its total assets in equity securities that comprise the Index. The Investment Adviser and Guggenheim Partners Investment Management, LLC (the “Investment Sub-Adviser”) seek a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser and Investment Sub-Adviser use quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2012.

On a market price basis, the Fund generated a total return of 16.20%, which included an increase in market price over the period to $31.28 as of August 31, 2012, from $27.38 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 16.76%, which included an increase in NAV over the period to $31.36 as of August 31, 2012, from $27.32 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Index returned 16.93% and the S&P 500 Index returned 18.00% for the same period.

The Fund made an annual distribution of $0.4760 per share on December 30, 2011, to shareholders of record on December 28, 2011. This included ordinary income of $0.470 and long-term capital gains of $0.006.

Performance Attribution
For the 12-month period ended August 31, 2012, all sectors in which the Fund was invested contributed to the Fund’s return. The consumer noncyclical and technology sectors contributed most significantly to the Fund’s return. The basic materials sector contributed least to the Fund’s return.

Positions that contributed most significantly to the Fund’s return included Apple, Inc., which designs, manufactures and markets computers and other electronic devices; Exxon Mobil Corp., an integrated international oil company; and AT&T, Inc., a communications holding company which, through its subsidiaries and affiliates, provides local and long-distance phone service, wireless and data communications, Internet access and other communications services (4.0%, 2.9% and 1.5%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Hewlett-Packard Co., which provides imaging and printing systems, computing systems, and information technology services for business and home; Green Mountain Coffee Roasters, Inc., which sources, produces and markets specialty coffees and other beverages and manufactures and markets Keurig single-cup coffee brewing systems; and Halliburton Co., an oilfield services company (0.2%, less than 0.1% and 0.2%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	August 31, 2012

WMCR Wilshire Micro-Cap ETF

Fund Overview
The Wilshire Micro-Cap ETF, NYSE ticker: WMCR (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Micro-Cap IndexSM (the “Index”).

The Index is a rules-based index comprised of, as of August 31, 2012, approximately 1,100 securities of micro-capitalization companies, including Real Estate Investment Trusts (“REITs”) and Business Development Companies (“BDCs”), as defined by Wilshire Associates Incorporated. The Index is designed to represent micro-sized companies and is a subset of the Wilshire 5000 Total Market IndexSM (the “Wilshire 5000”). The Index represents a float-adjusted, market capitalization-weighted index of the issues ranked below 2500 by market capitalization of the Wilshire 5000.

Under normal conditions, the Fund will invest at least 80% of its total assets in micro-capitalization companies. In addition, the Fund will invest at least 80% of its total assets in equity securities that comprise the Index. The Investment Adviser seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2012.

On a market price basis, the Fund generated a total return of 15.52%, which included an increase in market price over the period to $18.06 as of August 31, 2012, from $16.30 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 15.43%, which included an increase in NAV over the period to $18.14 as of August 31, 2012, from $16.38 as of August 31, 2011. At the end of the period, the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index comparison purposes, the Index returned 15.88% for the same period. For domestic equity market and small cap market comparison purposes, the S&P 500 Index returned 18.00% and the Russell 2000 Index returned 13.40% for the same period.

The Fund made an annual income distribution of $0.650 per share on December 30, 2011, to shareholders of record on December 28, 2011.

Performance Attribution
For the 12-month period ended August 31, 2012, the financial sector contributed most significantly to the Fund’s return, followed by the consumer non-cyclical sector. The energy sector detracted most significantly from the Fund’s return, followed by the industrial sector.

Positions that contributed most significantly to the Fund’s return included Inhibitex, Inc., a biopharmaceutical company that was acquired in February 2012 by Bristol-Myers Squibb, a global biopharmaceutical company (neither held in the portfolio at period end); On Assignment, Inc., a professional staffing firm (not held in the portfolio at period end); and Dynavax Technologies Corp., a biopharmaceutical company that develops products to prevent and treat infectious diseases, asthma and inflammatory and autoimmune diseases (not held in the portfolio at period end). Positions that detracted most significantly from the Fund’s return included Endocyte, Inc., a biopharmaceutical company that develops therapies for the treatment of cancer and inflammatory diseases (not held in the portfolio at period end); BioSante Pharmaceuticals, Inc., a specialty pharmaceutical company focused on developing products for female sexual health and oncology (less than 0.1% of the Fund’s long-term investments at period end); and Satcon Technology Corp., which designs, develops, and manufactures power conversion inverters, solar inverters, power management and distribution systems, hybrid electric vehicle technology, electric machinery and advanced electronic materials (less than 0.1% of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued	August 31, 2012

WREI Wilshire US REIT ETF

Fund Overview
The Wilshire US REIT ETF, NYSE Arca ticker: WREI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire US Real Estate Investment Trust IndexSM (the “Index”).

The Index is a rules-based index comprised of, as of August 31, 2012, 99 securities, which may include securities of companies of all categories of market capitalizations (subject to certain minimum market capitalization requirements), as defined by Wilshire Associates Incorporated (“Wilshire”). The Index is comprised primarily of real estate investment trusts (“REITs”) and is derived from the broader Wilshire 5000 Total Market IndexSM. The Index is weighted by float-adjusted market capitalization. The Fund will invest at least 80% of its total assets in equity securities that comprise the Index. The Investment Adviser and Guggenheim Partners Investment Management, LLC (the “Investment Sub-Adviser”) seek a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended August 31, 2012.

On a market price basis, the Fund generated a total return of 20.28%, which included an increase in market price over the period to $36.72 as of August 31, 2012, from $31.63 as of August 31, 2011. On an NAV basis, the Fund generated a total return of 19.49%, which included an increase in NAV over the period to $36.65 as of August 31, 2012, from $31.78 as of August 31, 2011. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic equity REIT market comparison purposes, the Index returned 19.94% and the FTSE NAREIT Equity REIT Index returned 20.61% for the same period.

The Fund pays distributions quarterly on the last business day of each calendar quarter to shareholders of record two business days earlier. The following per share distributions were paid during the fiscal year ended August 31, 2012:

Date	Amount
September 30, 2011	$0.2990
December 30, 2011	$0.3400
March 30, 2012	$0.1860
June 29, 2012	$0.3270

Performance Attribution
More than 99% of the Fund’s holdings are categorized in the financial sector, which had a positive return for the 12-month period ended August 31, 2012, contributing to the Fund’s return. Positions that contributed most significantly to the Fund’s performance included Simon Property Group, Inc., which invests in regional malls, community/lifestyle centers and international properties in North America, Europe and Asia; HCP, Inc., a fully integrated REIT that invests primarily in real estate serving the healthcare industry in the United States; and Public Storage, which acquires, develops and operates self-storage facilities (11.6%, 4.6% and 5.2%, respectively, of total investments at period end). Positions that detracted most significantly from the Fund’s performance included Vornado Realty Trust, an integrated REIT that owns and operates office and real estate properties in major cities; Mack-Cali Realty Corp., a fully integrated REIT providing management, leasing, development, construction, and other tenant-related services for its properties that are primarily office and office/flex buildings located in the Northeast; and CommonWealth REIT, which primarily owns office buildings located in central business district and suburban areas of major metropolitan markets in the United States (3.6%, 0.6% and 0.3%, respectively, of total investments at period end).

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August 31, 2012

Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers and Guggenheim Funds Investment Advisors, LLC only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Funds ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in a Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of Fund-specific risks and considerations.

Investment Risk. An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk. The value of the securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or factors relating to specific companies in which such Fund invests.

Foreign Investment Risk. A Fund’s investments in non-U.S. issuers, although limited to ADRs and GDRs (EEB only), may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of such Fund’s investments or prevent such Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risk: Investment in securities of issuers based in developing or “emerging market” countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

Industry Risk. To the extent that Funds focus their investments in a particular industry or group of related industries, the NAV of the Funds will be more susceptible to factors affecting that industry or sector. Accordingly, the Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Micro-, Small- and Medium-Sized Company Risk: Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Portfolio Turnover Risk. Certain Funds may engage in active and frequent trading of their portfolio securities in connection with the rebalancing of their respective index, and therefore such Fund’s investments. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, such Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.

Replication Management Risk. Unlike many investment companies, the Funds are not “actively” managed. Therefore, a Fund will not necessarily sell a security because the security’s issuer is in financial trouble unless that stock is removed from such Fund’s Index.

Non-Correlation Risk: A Fund’s return may not match the return of such Fund’s Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. A Fund may not be fully invested at times, either as a result of cash flows into such Fund or reserves of cash held by a Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Issuer-Specific Changes: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and the European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Funds portfolios. Financial market conditions, as well as various social and political tensions in the US and around the world, have contributed to increased market volatility and may have long-term effects on the US and worldwide financial markets and cause further economic uncertainties or deterioration in the US and worldwide. The Investment Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the US and global economies and securities markets.

The Guggenheim BRIC ETF is also subject to risks incurred by investing in companies that are located in Brazil, Russia, India and China. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil, which have led to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Investing in securities of Russian companies involves additional risks, including, among others, the absence of developed legal structures governing private or foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund’s assets invested in Russia as a result of expropriation. Investing in securities of Indian companies involves additional risks, including, but not limited to greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets, more substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty. Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. As an investor in such companies, the Fund is indirectly subject to those risks.

The Guggenheim Multi-Asset Income ETF is also subject to risks incurred by investing in preferred stocks—some that may be rated below investment grade–, REITs, and other investment companies.

Guggenheim Raymond James SB-1 Equity ETF is also subject to risks relating to Raymond James & Associates Equity Securities Ratings. The Fund will seek to construct and maintain a portfolio consisting of the equity securities rated SB-1 by Raymond James & Associates analysts. Changes in the ratings methodologies or in the scope of equity research by Raymond James & Associates may have an adverse effect on the ability of the Fund to pursue its investment strategy.

There is no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

In addition to the risks described above, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

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FUND SUMMARY & PERFORMANCE (Unaudited)	August 31, 2012

EEB Guggenheim BRIC ETF

Fund Statistics
Share Price	$33.79
Net Asset Value	$33.86
Premium/Discount to NAV	-0.21%
Net Assets ($000)	$333,568

Total Returns
		Three	Five	Since
	One	Year	Year	Inception
(Inception 9/21/06)	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim BRIC ETF
NAV	-14.66%	1.63%	-1.32%	7.67%
Market	-14.68%	1.58%	-1.38%	7.63%
The BNY Mellon
BRIC Select
ADR Index	-14.26%	2.17%	-0.86%	8.30%
MSCI Emerging
Markets Index	-5.80%	6.63%	-0.37%	5.81%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.58 per share for share price returns or initial net asset value (NAV) of $24.58 per share for NAV returns.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.65%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.64% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.66%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Energy	24.2%
Communications	21.8%
Financial	17.0%
Basic Materials	14.1%
Consumer, Non-cyclical	11.4%
Utilities	4.1%
Technology	4.0%
Consumer, Cyclical	1.7%
Industrial	0.9%
Total Common and Preferred Stocks	99.2%
Exchange Traded Fund	0.3%
Investments of Collateral for Securities Loaned	6.9%
Total Investments	106.4%
Liabilities in excess of Other Assets	-6.4%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
Brazil	54.2%
China	34.6%
India	8.5%
Russia	2.4%
United States	0.3%

% of Long-Term
Top Ten Holdings	Investments
China Mobile Ltd., ADR	9.1%
Petroleo Brasileiro SA - Preferred	7.1%
Cia de Bebidas das Americas, ADR - Preferred	6.4%
Petroleo Brasileiro SA	5.7%
Vale SA, ADR - Preferred	5.3%
Itau Unibanco Holding SA - Preferred	5.2%
Banco Bradesco SA - Preferred	4.8%
CNOOC Ltd.	4.7%
PetroChina Co. Ltd.	3.5%
Vale SA, ADR	3.5%

Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

18 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

EEB Guggenheim BRIC ETF (continued)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI Emerging Markets Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is not possible to invest directly in the MSCI Emerging Markets Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 19

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

DEF Guggenheim Defensive Equity ETF

Fund Statistics
Share Price	$29.27
Net Asset Value	$29.23
Premium/Discount to NAV	0.14%
Net Assets ($000)	$71,609

Total Returns
		Three	Five	Since
	One	Year	Year	Inception
(Inception 12/15/06)	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Defensive Equity ETF
NAV	15.39%	16.80%	4.16%	4.54%
Market	15.46%	16.89%	4.23%	4.56%
Sabrient Defensive
Equity Index	16.10%	17.58%	4.90%	5.29%
S&P 500 Index	18.00%	13.61%	1.28%	1.94%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.07 per share for share price returns or initial net asset value (NAV) of $25.07 per share for NAV returns.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.24%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.65%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.85%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Utilities	27.8%
Consumer, Non-cyclical	23.4%
Energy	16.1%
Communications	9.0%
Consumer, Cyclical	8.1%
Financial	7.1%
Basic Materials	3.1%
Technology	3.0%
Industrial	2.0%
Total Common Stocks, Preferred Stocks and Master Limited Partnerships	99.6%
Exchange Traded Fund	0.1%
Investments of Collateral for Securities Loaned	8.9%
Total Investments	108.6%
Liabilities in excess of Other Assets	-8.6%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
United States	89.9%
Japan	2.0%
Brazil	2.0%
Mexico	1.1%
Bermuda	1.0%
Indonesia	1.0%
Taiwan	1.0%
Philippines	1.0%
United Kingdom	1.0%

% of Long-Term
Top Ten Holdings	Investments
JM Smucker Co.	1.1%
Ralcorp Holdings, Inc.	1.1%
Sunoco Logistics Partners, LP	1.1%
Valspar Corp.	1.1%
Coca-Cola Femsa SAB de CV, ADR	1.1%
PetSmart, Inc.	1.1%
Sherwin-Williams Co.	1.1%
Magellan Midstream Partners, LP	1.1%
Molson Coors Brewing Co., Class B	1.1%
Energy Transfer Equity, LP	1.0%

Portfolio breakdown is shown as a percentage of net assets. Holdings and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

20 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

DEF Guggenheim Defensive Equity ETF (continued)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 21

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

NFO Guggenheim Insider Sentiment ETF

Fund Statistics
Share Price	$34.07
Net Asset Value	$34.05
Premium/Discount to NAV	0.06%
Net Assets ($000)	$76,645

Total Returns
		Three	Five	Since
	One	Year	Year	Inception
(Inception 9/21/06)	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Insider Sentiment ETF
NAV	9.45%	14.42%	4.50%	6.62%
Market	9.58%	14.47%	4.54%	6.63%
Sabrient Insider
Sentiment Index	10.01%	15.12%	5.14%	7.29%
S&P 500 Index	18.00%	13.61%	1.28%	3.20%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.14 per share for share price returns or initial net asset value (NAV) of $25.14 per share for NAV returns.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.80%. In the Financial Highlights section of the Annual Report, the Fund’s annualized net operating expense ratio was 0.65%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.78%. There is a contractual fee waiver in place for this Fund through December 31, 2015, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Consumer, Cyclical	23.0%
Financial	16.9%
Energy	14.5%
Consumer, Non-cyclical	13.8%
Industrial	9.3%
Basic Materials	6.5%
Communications	6.1%
Technology	5.8%
Utilities	2.8%
Diversified	1.1%
Total Common Stocks and Master Limited Partnerships	99.8%
Investments of Collateral for Securities Loaned	7.5%
Total Investments	107.3%
Liabilities in excess of Other Assets	-7.3%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Brightpoint, Inc.	1.7%
Tesoro Corp.	1.6%
Alon USA Energy, Inc.	1.6%
Rentech Nitrogen Partners, LP	1.4%
Frontier Communications Corp.	1.2%
Elizabeth Arden, Inc.	1.2%
Cadence Design Systems, Inc.	1.2%
Whirlpool Corp.	1.2%
Rex Energy Corp.	1.1%
Cedar Fair, LP	1.1%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

22 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

NFO Guggenheim Insider Sentiment ETF (continued)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 23

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

CZA Guggenheim Mid-Cap Core ETF

Fund Statistics
Share Price	$32.73
Net Asset Value	$32.67
Premium/Discount to NAV	0.18%
Net Assets ($000)	$40,833

Total Returns
		Three	Five	Since
	One	Year	Year	Inception
(Inception 4/2/07)	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Mid-Cap Core ETF
NAV	14.54%	16.95%	5.58%	5.46%
Market	14.83%	17.00%	5.54%	5.49%
Zacks Mid-Cap
Core Index	15.55%	18.13%	6.78%	6.69%
S&P 500 Index	18.00%	13.61%	1.28%	2.01%
Russell Midcap Index	13.63%	15.71%	2.55%	2.64%
S&P MidCap 400 Index	12.75%	15.72%	3.97%	4.07%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.09 per share for share price returns or initial net asset value (NAV) of $25.09 per share for NAV returns.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.63%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was determined to be 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.01%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financial	21.3%
Industrial	16.6%
Consumer, Non-cyclical	15.5%
Utilities	15.2%
Energy	12.9%
Technology	7.6%
Communications	4.6%
Consumer, Cyclical	4.2%
Basic Materials	1.6%
Total Common Stocks, Master Limited Partnerships and Rights	99.5%
Exchange Traded Fund	0.2%
Total Long-Term Investments	99.7%
Investments of Collateral for Securities Loaned	2.0%
Total Investments	101.7%
Liabilities in excess of Other Assets	-1.7%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
United States	82.2%
Bermuda	6.3%
Netherlands	3.0%
Singapore	2.6%
Ireland	2.5%
Canada	2.0%
Switzerland	1.0%
Marshall Islands	0.4%

% of Long-Term
Top Ten Holdings	Investments
ONEOK Partners, LP	2.4%
Entergy Corp.	2.3%
Energy Transfer Equity, LP	2.3%
Ameriprise Financial, Inc.	2.2%
Dover Corp.	2.1%
Nielsen Holdings NV (Netherlands)	2.0%
Amphenol Corp., Class A	2.0%
DTE Energy Co.	1.9%
ConAgra Foods, Inc.	1.9%
Republic Services, Inc.	1.9%

Portfolio breakdown is shown as a percentage of net assets. Holdings and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

24 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

CZA Guggenheim Mid-Cap Core ETF (continued)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 25

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

CVY Guggenheim Multi-Asset Income ETF

Fund Statistics
Share Price	$22.24
Net Asset Value	$22.21
Premium/Discount to NAV	0.14%
Net Assets ($000)	$747,354

Total Returns
		Three	Five	Since
	One	Year	Year	Inception
(Inception 9/21/06)	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Multi-Asset Income ETF
NAV	14.91%	16.66%	2.89%	3.87%
Market	15.17%	16.71%	2.95%	3.89%
Zacks Multi-Asset
Income Index	15.53%	17.53%	3.70%	4.74%
S&P 500 Index	18.00%	13.61%	1.28%	3.20%
Dow Jones U.S. Select
Dividend Index	16.59%	17.34%	0.90%	2.09%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.96 per share for share price returns or initial net asset value (NAV) of $24.96 per share for NAV returns.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.90%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.74%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financial	21.7%
Energy	21.6%
Consumer, Non-cyclical	11.1%
Industrial	9.2%
Basic Materials	7.1%
Utilities	5.2%
Communications	5.2%
Technology	4.3%
Consumer, Cyclical	4.3%
Common Stocks, Convertible Preferred Stocks,
Preferred Stocks, and Master Limited Partnerships	89.7%
Closed End Funds	9.8%
Total Long-Term Investments	99.5%
Investments of Collateral for Securities Loaned	8.2%
Total Investments	107.7%
Liabilities in excess of Other Assets	-7.7%
Net Assets	100.0%

% of Long-Term
Country Breakdown	Investments
United States	79.5%
Canada	7.6%
Brazil	2.5%
Netherlands	1.6%
Ireland	1.3%
United Kingdom	1.1%
Spain	1.1%
Italy	1.0%
Colombia	0.9%
Bermuda	0.6%
Luxembourg	0.6%
China	0.5%
France	0.4%
Philippines	0.3%
Republic of Panama	0.3%
Marshall Islands	0.3%
Taiwan	0.2%
Argentina	0.2%

% of Long-Term
Top Ten Holdings	Investments
Chevron Corp.	1.9%
ConocoPhillips	1.8%
Williams Cos., Inc.	1.7%
Enerplus Corp.	1.6%
Penn West Petroleum Ltd.	1.5%
Pengrowth Energy Corp.	1.3%
Seagate Technology PLC	1.3%
Bank of America Corp.	1.1%
International Paper Co.	1.1%
Buckeye Partners, LP, Class B	1.1%

Portfolio breakdown is shown as a percentage of net assets. Holdings and country breakdown are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

26 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

CVY Guggenheim Multi-Asset Income ETF (continued)

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 27

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

RYJ Guggenheim Raymond James SB-1 Equity ETF

Fund Statistics
Share Price	$22.58
Net Asset Value	$22.60
Premium/Discount to NAV	-0.09%
Net Assets ($000)	$84,139

Total Returns
Performance inclusive		Three	Five	Since
of Predecessor	One	Year	Year	Inception
Fund (Inception 5/19/06)	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Raymond James SB-1 Equity ETF
NAV	13.56%	16.62%	2.78%	4.37%
Market	13.51%	16.61%	5.42%	3.77%
Raymond James SB-1
Equity Index	14.40%	17.44%	3.74%	5.43%
S&P MidCap
400 Index	12.75%	15.72%	3.97%	5.47%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

On September 3, 2008, the Claymore/Raymond James SB-1 Equity ETF acquired the assets and adopted the financial and performance history of Claymore/Raymond James SB-1 Equity Fund (the “Predecessor Fund”), which had an inception date of May 19, 2006. For the period prior to September 3, 2008, the performance information provided relates exclusively to the Predecessor Fund, is based on NAV performance history of the Predecessor Fund and reflects the operating expenses of the Predecessor Fund.

The Fund’s annual operating expense ratio of 0.75% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Consumer, Cyclical	25.3%
Financial	23.6%
Industrial	13.0%
Technology	12.3%
Communications	10.7%
Consumer, Non-cyclical	8.7%
Energy	6.4%
Total Common Stocks and Master Limited Partnerships	100.0%
Investments of Collateral for Securities Loaned	2.3%
Total Investments	102.3%
Liabilities in excess of Other Assets	-2.3%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Constant Contact, Inc.	0.8%
Roadrunner Transportation Systems, Inc.	0.7%
Dollar General Corp.	0.7%
Texas Capital Bancshares, Inc.	0.7%
Newell Rubbermaid, Inc.	0.7%
Alliance Holdings GP, LP	0.7%
Ethan Allen Interiors, Inc.	0.7%
Pier 1 Imports, Inc.	0.7%
Brunswick Corp.	0.7%
Altera Corp.	0.7%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s MidCap 400 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P MidCap 400 Index is a market-weighted index of 400 domestic mid-cap stocks chosen for market capitalization, liquidity, and industry group presentation. It is not possible to invest directly in the S&P MidCap 400 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

28 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

CSD Guggenheim Spin-Off ETF

Fund Statistics
Share Price	$26.62
Net Asset Value	$26.54
Premium/Discount to NAV	0.30%
Net Assets ($000)	$35,835

Total Returns
		Three	Five	Since
	One	Year	Year	Inception
(Inception 12/15/06)	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim Spin-Off ETF
NAV	19.96%	19.15%	-0.37%	2.18%
Market	20.37%	19.36%	-0.28%	2.24%
Beacon Spin-off Index	21.74%	19.97%	0.25%	2.84%
S&P 500 Index	18.00%	13.61%	1.28%	1.94%
Russell Midcap Index	13.63%	15.71%	2.55%	3.06%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.18 per share for share price returns or initial net asset value (NAV) of $25.18 per share for NAV returns.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.51%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was 0.65% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.02%. There is a contractual fee waiver currently in place for this Fund through December 31, 2015 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Industrial	27.5%
Communications	25.6%
Energy	12.2%
Consumer, Cyclical	12.0%
Financial	9.8%
Basic Materials	5.1%
Consumer, Non-cyclical	4.4%
Utilities	3.2%
Total Long-Term Investments	99.8%
Investments of Collateral for Securities Loaned	1.0%
Total Investments	100.8%
Liabilities in excess of Other Assets	-0.8%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Marathon Petroleum Corp.	5.7%
Liberty Media Corp. - Liberty Capital, Class A	5.3%
Marriott Vacations Worldwide Corp.	5.2%
Mosaic Co.	5.1%
LIN TV Corp.	5.1%
First American Financial Corp.	5.0%
Fortune Brands Home & Security, Inc.	5.0%
Madison Square Garden Co., Class A	5.0%
Howard Hughes Corp.	4.8%
QEP Resources, Inc.	4.7%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 29

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

CSD Guggenheim Spin-Off ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index.3 Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

30 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF

Fund Statistics
Share Price	$31.43
Net Asset Value	$31.50
Premium/Discount to NAV	-0.22%
Net Assets ($000)	$6,300

Total Returns
		Since Inception
(Inception 3/9/10)	One Year	(Annualized)
Wilshire 4500 Completion ETF
NAV	12.72%	10.65%
Market	13.44%	10.55%
Wilshire 4500 Completion IndexSM	12.52%	10.46%
S&P 500 Index	18.00%	11.18%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.05 per share for share price returns or initial net asset value (NAV) of $25.05 per share for NAV returns.

The Fund’s annual operating expense ratio of 0.18% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	24.2%
Consumer, Non-cyclical	17.4%
Consumer, Cyclical	14.7%
Industrial	14.2%
Technology	8.3%
Communications	7.4%
Energy	5.0%
Basic Materials	4.3%
Utilities	4.1%
Diversified	0.0%*
Total Common Stocks and Master Limited Partnerships	99.6%
Rights	0.0%*
Warrants	0.0%*
Total Long-Term Investments	99.6%
Investments of Collateral for Securities Loaned	3.4%
Total Investments	103.0%
Liabilities in excess of Other Assets	-3.0%
Net Assets	100.0%
*Less than 0.1%

% of Long-Term
Top Ten Holdings	Investments
Las Vegas Sands Corp.	0.9%
General Growth Properties, Inc., REIT	0.7%
General Motors Co.	0.6%
Annaly Capital Management, Inc., REIT	0.6%
Liberty Media Corp. - Liberty Capital, Class A	0.4%
Hillshire Brands Co.	0.4%
Sirius XM Radio, Inc.	0.4%
Bunge Ltd. (Bermuda)	0.4%
Vertex Pharmaceuticals, Inc.	0.3%
Kansas City Southern	0.3%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 31

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF

Fund Statistics
Share Price	$31.28
Net Asset Value	$31.36
Premium/Discount to NAV	-0.26%
Net Assets ($000)	$6,272

Total Returns
		Since
		Inception
(Inception 3/9/10)	One Year	(Annualized)
Wilshire 5000 Total Market ETF
NAV	16.76%	10.94%
Market	16.20%	10.83%
Wilshire 5000 Total Market IndexSM	16.93%	10.98%
S&P 500 Index	18.00%	11.18%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.01 per share for share price returns or initial net asset value (NAV) of $25.01 per share for NAV returns.

The Fund’s annual operating expense ratio of 0.12% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Consumer, Non-cyclical	21.2%
Financial	16.4%
Technology	14.1%
Energy	10.6%
Communications	10.4%
Industrial	10.2%
Consumer, Cyclical	10.0%
Utilities	3.5%
Basic Materials	3.3%
Diversified	0.0%*
Total Common Stocks, Preferred Stock and Master Limited Partnership	99.7%
Rights	0.0%*
Exchange Traded Fund	0.1%
Investments of Collateral for Securities Loaned	1.1%
Total Investments	100.9%
Liabilities in excess of Other Assets	-0.9%
Net Assets	100.0%
*Less than 0.1%

% of Long-Term
Top Ten Holdings	Investments
Apple, Inc.	4.0%
Exxon Mobil Corp.	2.9%
Microsoft Corp.	1.6%
General Electric Co.	1.5%
AT&T, Inc.	1.5%
Chevron Corp.	1.5%
International Business Machines Corp.	1.5%
Procter & Gamble Co.	1.3%
Pfizer, Inc.	1.3%
Wells Fargo & Co.	1.2%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

32 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

WMCR Wilshire Micro-Cap ETF

Fund Statistics
Share Price	$18.06
Net Asset Value	$18.14
Premium/Discount to NAV	-0.44%
Net Assets ($000)	$16,339

Total Returns
		Three		Five		Since
	One	Year		Year		Inception
(Inception 9/21/06)	Year	(Annualized)		(Annualized)		(Annualized)
Wilshire Micro-Cap ETF
NAV	15.43%	10.51%		-4.98%		-3.47%
Market	15.52%	10.57%		-5.00%		-3.53%
Sabrient Stealth
Index/Wilshire US
Micro-Cap IndexSM	15.88%	11.77	%1	-4.05	%2	-2.52	%3
Wilshire US Micro-Cap
IndexSM	15.88%	11.37%		0.18%		1.28%
Russell 2000® Index	13.40%	13.87%		1.90%		3.11%
S&P 500 Index	18.00%	13.61%		1.28%		3.20%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.15 per share for share price returns or initial net asset value (NAV) of $25.15 per share for NAV returns.

The Fund’s annual operating expense ratio of 0.50% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	30.3%
Consumer, Non-cyclical	25.0%
Consumer, Cyclical	10.5%
Industrial	9.2%
Technology	8.8%
Communications	8.1%
Energy	3.9%
Basic Materials	2.7%
Utilities	0.9%
Diversified	0.2%
Total Common Stocks	99.6%
Exchange Traded Fund	0.3%
Warrant	0.0% *
Total Long-Term Investments	99.9%
Investments of Collateral for Securities Loaned	11.6%
Total Investments	111.5%
Liabilities in excess of Other Assets	-11.5%
Net Assets	100.0%
*Less than 0.1%

% of Long-Term
Top Ten Holdings	Investments
8x8, Inc.	0.5%
Hanmi Financial Corp.	0.5%
Sarepta Therapeutics, Inc.	0.5%
Multimedia Games Holding Co., Inc.	0.5%
Spectranetics Corp.	0.5%
Antares Pharma, Inc.	0.5%
Ellie Mae, Inc.	0.5%
Infinity Pharmaceuticals, Inc.	0.5%
Navidea Biopharmaceuticals, Inc.	0.4%
AuthenTec, Inc.	0.4%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

1	The benchmark return reflects the blended return of the Sabrient Stealth Index from 8/31/09 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 8/31/12.
2	The benchmark return reflects the blended return of the Sabrient Stealth Index from 8/31/07 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 8/31/12.
3	The benchmark return reflects the blended return of the Sabrient Stealth Index from 9/21/06 - 8/19/10 and the return of the Wilshire US Micro-Cap Index from 8/20/10 - 8/31/12.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 33

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

WMCR Wilshire Micro-Cap ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor’s 500 Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly in the S&P 500 Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

34 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

WREI Wilshire US REIT ETF

Fund Statistics
Share Price	$36.72
Net Asset Value	$36.65
Premium/Discount to NAV	0.19%
Net Assets ($000)	$18,327

Total Returns
		Since Inception
(Inception 3/9/10)	One Year	(Annualized)
Wilshire US REIT ETF
NAV	19.49%	19.40%
Market	20.28%	19.48%
Wilshire US REIT IndexSM	19.94%	19.77%
FTSE NAREIT Equity REIT Index	20.61%	19.35%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheimfunds.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.28 per share for share price returns or initial net asset value (NAV) of $25.28 per share for NAV returns.

The Fund’s annual operating expense ratio of 0.32% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	99.8%
Total Investments	99.8%
Other Assets in excess of Liabilities	0.2%
Net Assets	100.0%

% of Long-Term
Top Ten Holdings	Investments
Simon Property Group, Inc.	11.6%
Public Storage	5.2%
Ventas, Inc.	4.6%
HCP, Inc.	4.6%
Equity Residential	4.4%
Boston Properties, Inc.	4.0%
ProLogis, Inc.	3.8%
Vornado Realty Trust	3.6%
AvalonBay Communities, Inc.	3.2%
Health Care REIT, Inc.	3.0%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheimfunds.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the FTSE NAREIT Equity REIT Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The FTSE NAREIT Equity REIT Index is a free float-adjusted index of REITs that own, manage and lease investment-grade commercial real-estate. Specifically, a company is classified as an Equity REIT if 75 percent or more of its gross invested book assets is invested in real property. It is not possible to invest directly in the FTSE NAREIT Equity REIT Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 35

FUND SUMMARY & PERFORMANCE (Unaudited) continued	August 31, 2012

WREI Wilshire US REIT ETF (continued)

36 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

OVERVIEW OF FUND EXPENSES (Unaudited)	August 31, 2012

As a shareholder of Guggenheim BRIC ETF; Guggenheim Defensive Equity ETF; Guggenheim Insider Sentiment ETF; Guggenheim Mid-Cap Core ETF; Guggenheim Multi-Asset Income ETF; Guggenheim Raymond James SB-1 Equity ETF; Guggenheim Spin-Off ETF; Wilshire 4500 Completion ETF; Wilshire 5000 Total Market ETF; Wilshire Micro-Cap ETF and Wilshire US REIT ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period ended August 31, 2012.

Actual Expense
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized	Expenses
	Beginning	Ending	Expense Ratio	Paid
	Account	Account	for the Six	During
	Value	Value	Months Ended	Period1
	3/1/12	8/31/12	8/31/12	3/1/12 - 8/31/12
Guggenheim BRIC ETF2
Actual	$1,000.00	$819.45	0.64%	$2.93
Hypothetical	1,000.00	1,021.92	0.64%	3.25
(5% annual return before expenses)
Guggenheim Defensive Equity ETF2
Actual	1,000.00	1,055.99	0.65%	3.36
Hypothetical	1,000.00	1,021.87	0.65%	3.30
(5% annual return before expenses)
Guggenheim Insider Sentiment ETF2
Actual	1,000.00	991.84	0.65%	3.25
Hypothetical	1,000.00	1,021.87	0.65%	3.30
(5% annual return before expenses)
Guggenheim Mid-Cap Core ETF2
Actual	1,000.00	1,011.46	0.65%	3.29
Hypothetical	1,000.00	1,021.87	0.65%	3.30
(5% annual return before expenses)
Guggenheim Multi-Asset Income ETF2
Actual	1,000.00	1,034.14	0.65%	3.32
Hypothetical	1,000.00	1,021.87	0.65%	3.30
(5% annual return before expenses)
Guggenheim Raymond James SB-1 Equity ETF
Actual	1,000.00	980.91	0.75%	3.73
Hypothetical	1,000.00	1,021.37	0.75%	3.81
(5% annual return before expenses)

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 37

OVERVIEW OF FUND EXPENSES (Unaudited) continued	August 31, 2012

			Annualized	Expenses
	Beginning	Ending	Expense Ratio	Paid
	Account	Account	for the Six	During
	Value	Value	Months Ended	Period1
	3/1/12	8/31/12	8/31/12	3/1/12 - 8/31/12
Guggenheim Spin-Off ETF2
Actual	$1,000.00	$1,025.11	0.65%	$3.31
Hypothetical	1,000.00	1,021.87	0.65%	3.30
(5% annual return before expenses)
Wilshire 4500 Completion ETF
Actual	1,000.00	999.37	0.18%	0.90
Hypothetical	1,000.00	1,024.23	0.18%	0.92
(5% annual return before expenses)
Wilshire 5000 Total Market ETF
Actual	1,000.00	1,032.59	0.12%	0.61
Hypothetical	1,000.00	1,024.53	0.12%	0.61
(5% annual return before expenses)
Wilshire Micro-Cap ETF
Actual	1,000.00	1,045.54	0.50%	2.57
Hypothetical	1,000.00	1,022.62	0.50%	2.54
(5% annual return before expenses)
Wilshire US REIT ETF
Actual	1,000.00	1,107.82	0.32%	1.70
Hypothetical	1,000.00	1,023.53	0.32%	1.63
(5% annual return before expenses)

1
Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended August 31, 2012. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 184/366.

2	The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.

Premium/Discount Information
Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheimfunds.com.

38 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	August 31, 2012

EEB Guggenheim BRIC ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.5%
	Common Stocks - 63.7%
	Basic Materials - 7.2%
94,939	Aluminum Corp. of China Ltd., ADR (China)(a) (b)	$917,111
446,913	Cia Siderurgica Nacional SA, ADR (Brazil)	2,154,121
212,142	Fibria Celulose SA, ADR (Brazil)(a) (b)	1,639,858
107,139	Mechel, ADR (Russia)	613,906
17,263	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)(a)	450,737
125,988	Sterlite Industries India Ltd., ADR (India)	889,475
274,076	Ultrapar Participacoes SA, ADR (Brazil)	5,996,783
703,207	Vale SA, ADR (Brazil)	11,511,498
		24,173,489

	Communications - 20.0%
86,959	Baidu, Inc., ADR (China)(b)	9,690,711
562,035	China Mobile Ltd., ADR (China)	30,175,659
78,548	China Telecom Corp. Ltd., ADR (China)(a)	4,382,193
246,161	China Unicom Hong Kong Ltd., ADR (China)(a)	3,904,113
93,034	Ctrip.com International Ltd., ADR (China)(b)	1,500,638
41,708	E-Commerce China Dangdang, Inc., ADR (China)(a) (b)	211,877
64,883	Focus Media Holding Ltd., ADR (China)	1,560,436
79,692	Giant Interactive Group, Inc., ADR (China)(a)	384,912
290,634	Mobile Telesystems OJSC, ADR (Russia)	5,350,572
47,181	NetEase.com, Inc., ADR (China)(b)	2,456,715
180,612	Oi SA, ADR (Brazil)	800,111
34,261	Perfect World Co. Ltd., ADR (China)	383,381
126,038	Renren, Inc., ADR (China)(a) (b)	482,726
122,699	Tim Participacoes SA, ADR (Brazil)	2,393,858
188,834	VimpelCom Ltd., ADR (Russia)	2,007,305
57,856	Youku Tudou, Inc., ADR (China)(a) (b)	971,402
		66,656,609

	Consumer, Cyclical - 1.6%
28,631	China Eastern Airlines Corp. Ltd., ADR (China)(a) (b)	436,336
25,031	China Southern Airlines Co. Ltd., ADR (China)(a)	534,162
166,084	Melco Crown Entertainment Ltd., ADR (China)(a) (b)	1,946,504
120,515	Tata Motors Ltd., ADR (India)	2,545,277
		5,462,279

	Consumer, Non-cyclical - 3.9%
7,571	51job, Inc., ADR (China)(b)	319,572
440,985	BRF - Brasil Foods SA, ADR (Brazil)	7,104,268
54,814	Dr Reddy’s Laboratories Ltd., ADR (India)	1,646,613
55,485	Mindray Medical International Ltd., ADR (China)(a)	1,943,085
85,096	New Oriental Education & Technology Group, ADR (China)(a)	1,182,834
57,683	WuXi PharmaTech Cayman, Inc., ADR (China)(b)	832,942
		13,029,314

	Energy - 17.1%
92,854	China Petroleum & Chemical Corp., ADR (China)	8,751,489
82,621	CNOOC Ltd., ADR (China)	15,648,417
96,507	PetroChina Co. Ltd., ADR (China)	11,609,792
888,626	Petroleo Brasileiro SA, ADR (Brazil)	18,785,554
67,278	Trina Solar Ltd., ADR (China)(a) (b)	303,424
125,368	Yanzhou Coal Mining Co. Ltd., ADR (China)	1,807,807
		56,906,483

	Financial - 7.1%
366,482	Banco Santander Brasil SA, ADR (Brazil)	2,777,934
185,795	China Life Insurance Co. Ltd., ADR (China)(a)	7,515,408
66,984	E-House China Holdings Ltd., ADR (China)	316,834
176,986	Gafisa SA, ADR (Brazil)(a) (b)	727,412
214,475	HDFC Bank Ltd., ADR (India)	7,202,071
157,438	ICICI Bank Ltd., ADR (India)	5,121,458
		23,661,117

	Industrial - 0.9%
92,147	Embraer SA, ADR (Brazil)	2,483,362
23,458	Guangshen Railway Co. Ltd., ADR (China)	336,388
75,677	Yingli Green Energy Holding Co. Ltd., ADR (China)(a) (b)	127,894
		2,947,644

	Technology - 4.0%
24,946	AutoNavi Holdings Ltd., ADR (China)(b)	310,827
22,610	hiSoft Technology International Ltd., ADR (China)(b)	256,624
205,966	Infosys Technologies Ltd., ADR (India)(a)	8,759,734
333,069	Semiconductor Manufacturing International Corp.,
	ADR (China)(b)	619,508
56,391	Shanda Games Ltd., ADR (China)	219,361
28,595	Spreadtrum Communications, Inc., ADR (China)(a)	565,037
37,355	VanceInfo Technologies, Inc., ADR (China)(a) (b)	317,518
276,360	Wipro Ltd., ADR (India)(a)	2,150,081
		13,198,690

	Utilities - 1.9%
157,766	Centrais Eletricas Brasileiras SA, ADR (Brazil)	1,025,479
35,242	Cia de Saneamento Basico do Estado de
	Sao Paulo, ADR (Brazil)	2,999,447
50,404	CPFL Energia SA, ADR (Brazil)(a)	1,057,476
46,417	Huaneng Power International, Inc., ADR (China)	1,284,358
		6,366,760

	Total Common Stocks - 63.7%
	(Cost $322,867,156)	212,402,385

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 39

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

EEB Guggenheim BRIC ETF continued

Number
of Shares	Description	Value

	Preferred Stocks - 35.5%
	Basic Materials - 6.9%
70,306	Braskem SA, ADR (Brazil)(a)	$883,746
511,963	Gerdau SA, ADR (Brazil)	4,571,830
1,095,203	Vale SA, ADR (Brazil)	17,654,672
		23,110,248

	Communications - 1.8%
613,789	Oi SA, ADR (Brazil)(a)	2,283,295
175,949	Telefonica Brasil SA, ADR (Brazil)	3,760,030
		6,043,325

	Consumer, Cyclical - 0.1%
90,923	GOL Linhas Aereas Inteligentes SA, ADR (Brazil)(a) (b)	436,431

	Consumer, Non-cyclical - 7.5%
88,036	Cia Brasileira de Distribuicao Grupo PAO de Acucar,
	ADR (Brazil)(a)	3,774,984
564,233	Cia de Bebidas das Americas, ADR (Brazil)	21,220,803
		24,995,787

	Energy - 7.1%
1,147,517	Petroleo Brasileiro SA, ADR (Brazil)	23,615,900

	Financial - 9.9%
974,507	Banco Bradesco SA, ADR (Brazil)	16,001,405
1,083,744	Itau Unibanco Holding SA, ADR (Brazil)	17,133,993
		33,135,398

	Utilities - 2.2%
140,228	Centrais Eletricas Brasileiras SA, ADR (Brazil)	1,269,063
280,427	Cia Energetica de Minas Gerais, ADR (Brazil)	4,767,259
67,748	Cia Paranaense de Energia, ADR (Brazil)	1,205,237
		7,241,559

	Total Preferred Stocks - 35.5%
	(Cost $164,632,840)	118,578,648

	Exchange Traded Fund - 0.3%
25,400	Vanguard MSCI Emerging Markets ETF
	(Cost $1,024,224)	1,019,810

	Total Long-Term Investments - 99.5%
	(Cost $488,524,220)	332,000,843

	Investments of Collateral for
	Securities Loaned - 6.9%
22,915,676	BNY Mellon Securities Lending
	Overnight Fund, 0.1928%(c) (d)
	(Cost $22,915,676)	22,915,676

	Total Investments - 106.4%
	(Cost $511,439,896)	354,916,519
	Liabilities in excess of Other Assets - (6.4%)	(21,348,030)

	Net Assets - 100.0%	$333,568,489

ADR - American Depositary Receipt

OJSC - Open Joint Stock Company

SA - Corporation

(a)	Security, or portion thereof, was on loan at August 31, 2012.

(b)	Non-income producing security.

(c)
At August 31, 2012, the total market value of the Fund’s securities on loan was $27,953,625 and the total market value of the collateral held by the Fund was $28,821,790, consisting of cash collateral of $22,915,676 and U.S. Government and Agency securities valued at $5,906,114.

(d)	Interest rate shown reflects yield as of August 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
40 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

DEF Guggenheim Defensive Equity ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.7%
	Common Stocks - 81.5%
	Basic Materials - 2.1%
5,301	Sherwin-Williams Co.	$758,467
14,626	Valspar Corp.	780,151
		1,538,618

	Communications - 9.0%
19,086	AT&T, Inc.	699,311
17,183	CenturyLink, Inc.	726,154
24,012	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(a)	721,320
161,276	Frontier Communications Corp.(a)	745,095
30,436	Nippon Telegraph & Telephone Corp., ADR (Japan)	702,767
42,516	NTT DOCOMO, Inc., ADR (Japan)	723,622
10,992	Philippine Long Distance Telephone Co., ADR (Philippines)(a)	706,786
18,841	Telekomunikasi Indonesia Persero TBK PT, ADR (Indonesia)	727,263
16,059	Verizon Communications, Inc.	689,573
		6,441,891

	Consumer, Cyclical - 7.1%
10,383	Advance Auto Parts, Inc.	738,439
7,445	Costco Wholesale Corp.	728,642
13,589	Darden Restaurants, Inc.	705,949
14,076	Dollar Tree, Inc.(b)	678,041
8,000	McDonald’s Corp.	715,920
10,720	PetSmart, Inc.	760,262
10,581	Ross Stores, Inc.	732,099
		5,059,352

	Consumer, Non-cyclical - 22.4%
10,816	Abbott Laboratories	708,881
22,022	Bristol-Myers Squibb Co.	726,946
12,882	Church & Dwight Co., Inc.	705,161
10,038	Clorox Co.	730,265
6,346	Coca-Cola Femsa SAB de CV, ADR (Mexico)	774,529
29,244	ConAgra Foods, Inc.	734,317
16,420	Eli Lilly & Co.	737,422
15,196	GlaxoSmithKline PLC, ADR (United Kingdom)	691,266
12,967	HJ Heinz Co.	722,521
9,370	JM Smucker Co.	796,169
14,334	Kellogg Co.	726,017
8,574	Kimberly-Clark Corp.	716,786
31,954	Kroger Co.	711,935
5,694	Lorillard, Inc.	714,654
16,135	Merck & Co., Inc.	694,612
16,959	Molson Coors Brewing Co., Class B	755,354
9,899	PepsiCo, Inc.	716,985
10,907	Procter & Gamble Co.	732,841
11,202	Ralcorp Holdings, Inc.(b)	794,894
15,410	Reynolds American, Inc.	710,401
45,336	Safeway, Inc.(a)	709,508
9,062	Watson Pharmaceuticals, Inc.(b)	737,194
		16,048,658

	Energy - 1.0%
15,953	ONEOK, Inc.	710,387

	Financial - 7.1%
42,719	Annaly Capital Management, Inc., REIT	739,466
18,393	Arch Capital Group Ltd. (Bermuda)(b)	734,065
20,399	Arthur J Gallagher & Co.	728,652
15,508	HCP, Inc., REIT	711,197
11,058	Home Properties, Inc., REIT	706,053
21,494	Marsh & McLennan Cos., Inc.	734,450
17,437	Realty Income Corp., REIT	734,621
		5,088,504

	Industrial - 2.0%
24,806	Republic Services, Inc.	685,886
20,563	Waste Management, Inc.	711,068
		1,396,954

	Technology - 3.0%
62,846	Activision Blizzard, Inc.	739,069
26,013	Maxim Integrated Products, Inc.	705,993
17,403	Western Digital Corp.(b)	727,793
		2,172,855

	Utilities - 27.8%
17,533	AGL Resources, Inc.	695,183
15,345	Alliant Energy Corp.	676,408
20,741	Ameren Corp.	678,646
16,932	American Electric Power Co., Inc.	727,907
27,798	Aqua America, Inc.	694,950
19,810	Atmos Energy Corp.	692,161
34,080	CenterPoint Energy, Inc.	694,891
8,307	Cia de Saneamento Basico do Estado de
	Sao Paulo, ADR (Brazil)(b)	707,009
29,693	CMS Energy Corp.	685,018
11,121	Consolidated Edison, Inc.	674,155
13,211	Dominion Resources, Inc.	693,313
11,680	DTE Energy Co.	682,112
10,525	Duke Energy Corp.	681,809
15,859	Edison International	694,466
9,937	Entergy Corp.	676,511
18,858	Exelon Corp.	687,751
14,550	FirstEnergy Corp.	635,835
32,505	Great Plains Energy, Inc.	693,007
11,709	Integrys Energy Group, Inc.	632,169

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 41

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

DEF Guggenheim Defensive Equity ETF continued

Number
of Shares	Description	Value

	Utilities continued
9,933	ITC Holdings Corp.	$714,977
10,193	NextEra Energy, Inc.	686,091
18,139	Northeast Utilities	683,296
35,848	Pepco Holdings, Inc.	692,225
15,429	PG&E Corp.	669,773
13,294	Pinnacle West Capital Corp.	682,913
24,976	PPL Corp.	732,546
15,144	Southern Co.	686,478
23,176	UGI Corp.	706,404
17,763	Wisconsin Energy Corp.	674,283
		19,932,287

	Total Common Stocks - 81.5%
	(Cost $56,224,256)	58,389,506

	Preferred Stock - 1.0%
	Consumer, Non-cyclical - 1.0%
18,265	Cia de Bebidas das Americas, ADR (Brazil)
	(Cost $745,101)	686,947

	Exchange Traded Fund - 0.1%
1,400	iShares S&P 500 Value Index Fund
	(Cost $89,879)	89,866

	Master Limited Partnerships - 17.1%
	Basic Materials - 1.0%
3,111	Terra Nitrogen Co., LP(a)	684,700

	Consumer, Cyclical - 1.0%
16,812	AmeriGas Partners, LP	719,890

	Energy - 15.1%
25,862	Boardwalk Pipeline Partners, LP(a)	699,050
13,296	Buckeye Partners, LP	657,088
24,843	Enbridge Energy Partners, LP(a)	731,875
16,991	Energy Transfer Equity, LP	746,754
16,347	Energy Transfer Partners, LP(a)	698,344
13,381	Enterprise Products Partners, LP	714,545
8,920	Kinder Morgan Energy Partners, LP(a)	738,308
9,125	Magellan Midstream Partners, LP	757,101
13,728	MarkWest Energy Partners, LP	728,957
13,405	NuStar Energy, LP(a)	679,902
12,620	ONEOK Partners, LP(a)	717,068
8,218	Plains All American Pipeline, LP	711,104
31,409	Regency Energy Partners, LP	726,804
16,955	Sunoco Logistics Partners, LP	790,951
13,646	Williams Partners, LP	703,861
		10,801,712

	Total Master Limited Partnerships - 17.1%
	(Cost $11,315,001)	12,206,302

	Total Long-Term Investments - 99.7%
	(Cost $68,374,237)	71,372,621

	Investments of Collateral for
	Securities Loaned - 8.9%
6,378,836	BNY Mellon Securities Lending
	Overnight Fund, 0.1928%(c) (d)
	(Cost $6,378,836)	6,378,836

	Total Investments - 108.6%
	(Cost $74,753,073)	77,751,457
	Liabilities in excess of Other Assets - (8.6%)	(6,142,107)

	Net Assets - 100.0%	$71,609,350

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

PT - Limited Liability Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SAB de CV - Publicly Traded Company

(a)	Security, or portion thereof, was on loan at August 31, 2012.

(b)	Non-income producing security.

(c)	At August 31, 2012, the total market value of the Fund’s securities on loan was $6,212,703 and the total market value of the collateral held by the Fund was $6,378,836.

(d)	Interest rate shown reflects yield as of August 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
42 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

NFO Guggenheim Insider Sentiment ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.8%
	Common Stocks - 91.2%
	Basic Materials - 5.1%
4,162	CF Industries Holdings, Inc.	$861,576
42,330	Kronos Worldwide, Inc.(a)	718,340
14,640	Mosaic Co.	847,803
23,845	Southern Copper Corp.	775,916
7,637	Stepan Co.	729,486
		3,933,121

	Communications - 6.1%
22,018	CBS Corp., Class B	800,134
205,760	Frontier Communications Corp.(a)	950,611
14,605	Motorola Solutions, Inc.	696,074
20,149	Time Warner, Inc.	837,191
1,951	Washington Post Co., Class B(a)	687,728
45,359	Yahoo!, Inc.(b)	664,509
		4,636,247

	Consumer, Cyclical - 21.9%
73,561	American Axle & Manufacturing Holdings, Inc.(b)	821,676
19,072	AutoNation, Inc.(a) (b)	766,694
28,625	Beacon Roofing Supply, Inc.(b)	805,507
35,530	Best Buy Co., Inc.	630,302
143,408	Brightpoint, Inc.(b)	1,286,370
51,403	Carmike Cinemas, Inc.(b)	591,135
24,915	Choice Hotels International, Inc.	785,072
15,814	CVS Caremark Corp.	720,328
54,066	Dana Holding Corp.	738,542
68,388	Delta Air Lines, Inc.(b)	591,556
10,442	Dillard’s, Inc., Class A	783,985
13,302	Dollar Tree, Inc.(b)	640,757
17,627	Fastenal Co.	759,547
22,759	Foot Locker, Inc.	786,779
135,732	JetBlue Airways Corp.(b)	665,087
28,556	Lithia Motors, Inc., Class A	834,121
44,730	Pier 1 Imports, Inc.	826,610
23,200	Red Robin Gourmet Burgers, Inc.(b)	719,432
81,972	Sonic Corp.(b)	768,078
78,353	Southwest Airlines Co.	700,476
39,947	Texas Roadhouse, Inc.	685,890
11,671	Whirlpool Corp.	880,694
		16,788,638

	Consumer, Non-cyclical - 13.8%
74,411	ACCO Brands Corp.(b)	490,369
22,644	American Public Education, Inc.(a) (b)	763,103
38,412	Bridgepoint Education, Inc.(a) (b)	378,742
13,581	Covidien PLC (Ireland)	761,215
20,139	Elizabeth Arden, Inc.(b)	937,269
8,938	Humana, Inc.	626,375
14,010	Ingredion, Inc.	754,158
16,966	Life Technologies Corp.(b)	809,448
5,764	Lorillard, Inc.	723,440
42,737	PHH Corp.(b)	745,761
8,454	Philip Morris International, Inc.	754,942
16,136	Questcor Pharmaceuticals, Inc.(a) (b)	700,948
37,264	Tyson Foods, Inc., Class A	583,554
20,958	VistaPrint NV (Netherlands)(a) (b)	755,955
7,808	Whole Foods Market, Inc.	755,424
		10,540,703

	Energy - 10.5%
90,085	Alon USA Energy, Inc.	1,232,363
70,356	Basic Energy Services, Inc.(b)	780,951
24,377	Energy XXI Bermuda Ltd. (Bermuda)	801,759
15,873	Hess Corp.	802,063
69,869	Rex Energy Corp.(b)	865,677
35,264	Superior Energy Services, Inc.(b)	732,433
31,662	Tesoro Corp.	1,258,248
45,014	W&T Offshore, Inc.	776,942
24,171	Williams Cos., Inc.	779,998
		8,030,434

	Financial - 15.9%
23,289	American International Group, Inc.(b)	799,511
83,713	Ashford Hospitality Trust, Inc., REIT	693,144
4,081	BlackRock, Inc.	719,766
84,209	Boston Private Financial Holdings, Inc.	799,143
72,958	Dynex Capital, Inc., REIT	762,411
54,901	Fifth Third Bancorp	831,201
73,032	Fulton Financial Corp.	710,601
39,724	Invesco Mortgage Capital, Inc., REIT	813,945
8,882	M&T Bank Corp.	771,846
22,952	MarketAxess Holdings, Inc.	747,547
7,940	ProAssurance Corp.	708,486
26,310	Protective Life Corp.	743,258
4,713	Simon Property Group, Inc., REIT	747,953
48,855	SLM Corp.	769,466
68,126	Two Harbors Investment Corp., REIT	789,580
15,328	UMB Financial Corp.	751,532
		12,159,390

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 43

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

NFO Guggenheim Insider Sentiment ETF continued

Number
of Shares	Description	Value

	Industrial - 9.3%
26,991	Actuant Corp., Class A	$758,987
17,175	AGCO Corp.(b)	722,896
8,104	Caterpillar, Inc.	691,514
36,704	Dycom Industries, Inc.(b)	532,942
21,656	EnerSys, Inc.(b)	806,686
36,972	General Electric Co.	765,690
17,541	HEICO Corp.	611,129
25,702	LB Foster Co., Class A	826,319
32,384	RTI International Metals, Inc.(b)	702,409
135,214	Taser International, Inc.(b)	723,395
		7,141,967

	Technology - 5.8%
20,843	Broadcom Corp., Class A(b)	740,552
14,511	CACI International, Inc., Class A(b)	774,742
67,350	Cadence Design Systems, Inc.(b)	889,020
42,029	iGATE Corp.(b)	677,087
72,659	Micrel, Inc.	722,231
49,711	Pitney Bowes, Inc.	664,139
		4,467,771

	Utilities - 2.8%
22,407	El Paso Electric Co.	741,448
19,719	NorthWestern Corp.	721,715
13,185	OGE Energy Corp.	712,649
		2,175,812

	Total Common Stocks - 91.2%
	(Cost $68,568,179)	69,874,083

	Master Limited Partnerships - 8.6%
	Basic Materials - 1.4%
31,054	Rentech Nitrogen Partners, LP(a)	1,054,904

	Consumer, Cyclical - 1.1%
26,950	Cedar Fair, LP	864,825

	Diversified - 1.1%
56,205	Compass Diversified Holdings	826,776

	Energy - 4.0%
22,974	Atlas Energy, LP	782,495
14,758	Enterprise Products Partners, LP	788,077
13,316	ONEOK Partners, LP	756,615
9,123	Plains All American Pipeline, LP	789,413
		3,116,600

	Financial - 1.0%
84,711	KKR Financial Holdings, LLC(a)	764,940

	Total Master Limited Partnerships - 8.6%
	(Cost $5,424,055)	6,628,045

	Total Long-Term Investments - 99.8%
	(Cost $73,992,234)	76,502,128

	Investments of Collateral for
	Securities Loaned - 7.5%
5,765,156	BNY Mellon Securities Lending
	Overnight Fund, 0.1928%(c) (d)
	(Cost $5,765,156)	$5,765,156

	Total Investments - 107.3%
	(Cost $79,757,390)	82,267,284
	Liabilities in excess of Other Assets - (7.3%)	(5,622,528)

	Net Assets - 100.0%	$76,644,756

LLC - Limited Liability Company

LP - Limited Partnership

NV - Publicly Traded Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at August 31, 2012.

(b)	Non-income producing security.

(c)	At August 31, 2012, the total market value of the Fund’s securities on loan was $5,605,364 and the total market value of the collateral held by the Fund was $5,765,156.

(d)	Interest rate shown reflects yield as of August 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
44 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

CZA Guggenheim Mid-Cap Core ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.7%
	Common Stocks - 87.7%
	Basic Materials - 1.6%
4,607	Cabot Corp.	$160,462
9,231	First Majestic Silver Corp. (Canada)(a)	182,127
6,356	Rockwood Holdings, Inc.	300,893
		643,482

	Communications - 4.6%
6,550	IAC/InterActiveCorp	339,552
38,268	Liberty Interactive Corp., Class A(a)	698,008
29,291	Nielsen Holdings NV (Netherlands)(a)	821,320
		1,858,880

	Consumer, Cyclical - 4.2%
9,060	Arrow Electronics, Inc.(a)	328,425
8,678	Dolby Laboratories, Inc., Class A(a)	287,936
11,917	Ingram Micro, Inc., Class A(a)	181,973
7,872	Lear Corp.	305,670
12,222	Tim Hortons, Inc. (Canada)	617,822
		1,721,826

	Consumer, Non-cyclical - 15.1%
19,178	AmerisourceBergen Corp.	738,737
2,255	Bio-Rad Laboratories, Inc., Class A(a)	226,357
114,967	Boston Scientific Corp.(a)	620,822
15,300	Bruker Corp.(a)	185,283
3,858	Charles River Laboratories International, Inc.(a)	140,123
22,686	Coca-Cola Enterprises, Inc.	669,918
31,537	ConAgra Foods, Inc.	791,894
10,833	Constellation Brands, Inc., Class A(a)	356,839
7,322	Corrections Corp. of America	243,896
16,595	Genpact Ltd. (Bermuda)	302,859
5,970	Global Payments, Inc.	248,650
6,749	Health Net, Inc.(a)	156,914
4,982	Hill-Rom Holdings, Inc.	138,151
6,086	Ingredion, Inc.	327,609
9,967	KAR Auction Services, Inc.(a)	174,422
4,290	Ralcorp Holdings, Inc.(a)	304,418
5,716	Towers Watson & Co., Class A	310,493
4,320	Tupperware Brands Corp.	231,034
		6,168,419

	Energy - 1.5%
14,848	Linn Energy, LLC	590,356

	Financial - 21.3%
12,090	AerCap Holdings NV (Netherlands)(a)	152,939
2,776	Allied World Assurance Co. Holdings AG (Switzerland)	217,999
7,695	American Financial Group, Inc.	289,024
16,390	Ameriprise Financial, Inc.	899,975
9,996	Axis Capital Holdings Ltd. (Bermuda)	340,564
5,183	BOK Financial Corp.	298,385
10,933	Brown & Brown, Inc.	286,882
21,361	CNA Financial Corp.	557,949
6,163	Credicorp Ltd. (Bermuda)	742,826
3,431	Endurance Specialty Holdings Ltd. (Bermuda)	129,726
3,691	Erie Indemnity Co., Class A	235,375
4,151	Everest Re Group Ltd. (Bermuda)	430,293
3,452	Hanover Insurance Group, Inc.	123,202
8,132	HCC Insurance Holdings, Inc.	269,007
4,709	Kemper Corp.	144,096
71,903	KeyCorp	606,142
4,438	Mercury General Corp.	169,931
6,184	Nationstar Mortgage Holdings, Inc.(a) (b)	167,710
4,807	PartnerRe Ltd. (Bermuda)	352,834
10,861	Raymond James Financial, Inc.	382,307
5,675	Reinsurance Group of America, Inc.	333,350
13,212	SEI Investments Co.	287,361
7,620	Validus Holdings Ltd. (Bermuda)	255,346
13,322	Willis Group Holdings PLC (Ireland)	497,177
23,461	XL Group PLC (Ireland)	542,418
		8,712,818

	Industrial - 16.6%
19,752	AMETEK, Inc.	677,691
13,136	Amphenol Corp., Class A	799,588
11,697	Avnet, Inc.(a)	376,760
9,276	Babcock & Wilcox Co.(a)	228,839
7,350	Chicago Bridge & Iron Co. NV (Netherlands)	270,627
4,424	Con-way, Inc.	134,091
15,046	Dover Corp.	869,809
55,172	Flextronics International Ltd. (Singapore)(a)	371,308
8,500	Foster Wheeler AG (Switzerland)(a)	186,150
5,826	Generac Holdings, Inc.	125,550
4,733	Hubbell, Inc., Class B	382,521
12,076	KBR, Inc.	327,139
6,588	Lincoln Electric Holdings, Inc.	271,755
7,636	Packaging Corp. of America	244,505
28,561	Republic Services, Inc.	789,712
7,727	Timken Co.	310,316
3,620	Wabtec Corp.	282,867
3,895	Zebra Technologies Corp., Class A(a)	145,245
		6,794,473

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 45

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

CZA Guggenheim Mid-Cap Core ETF continued

Number
of Shares	Description	Value

	Technology - 7.6%
18,635	Avago Technologies Ltd. (Singapore)	$681,482
22,688	Fidelity National Information Services, Inc.	714,672
23,571	Maxim Integrated Products, Inc.	639,717
11,690	NCR Corp.(a)	261,739
43,731	NVIDIA Corp.(a)	613,546
3,142	Syntel, Inc.	183,179
		3,094,335

	Utilities - 15.2%
59,381	AES Corp.	676,350
9,239	AGL Resources, Inc.	366,326
8,802	Alliant Energy Corp.	387,992
13,751	American Water Works Co., Inc.	506,999
7,021	Atmos Energy Corp.	245,314
33,782	CenterPoint Energy, Inc.	688,815
13,560	DTE Energy Co.	791,904
13,744	Entergy Corp.	935,691
22,950	NiSource, Inc.	558,603
18,568	NV Energy, Inc.	325,683
8,159	OGE Energy Corp.	440,994
9,974	Westar Energy, Inc.	290,443
		6,215,114

	Total Common Stocks - 87.7%
	(Cost $35,422,610)	35,799,703

	Exchange Traded Fund - 0.2%
765	iShares Russell Midcap Index Fund
	(Cost $82,805)	83,362

	Master Limited Partnerships - 11.8%
	Consumer, Non-cyclical - 0.4%
5,457	Teekay Offshore Partners, LP (Marshall Islands)	154,924

	Energy - 11.4%
15,334	Boardwalk Pipeline Partners, LP	414,478
15,242	El Paso Pipeline Partners, LP	551,608
17,580	Enbridge Energy Partners, LP(b)	517,907
21,273	Energy Transfer Equity, LP	934,948
8,590	Magellan Midstream Partners, LP	712,712
17,003	ONEOK Partners, LP(b)	966,111
7,501	Spectra Energy Partners, LP	240,182
7,133	Sunoco Logistics Partners, LP	332,754
		4,670,700

	Total Master Limited Partnerships - 11.8%
	(Cost $4,360,625)	4,825,624

	Rights - 0.0%*
586	Liberty Ventures(a) (c)
	(Cost $0)	5,792

	Total Long-Term Investments - 99.7%
	(Cost $39,866,040)	40,714,481

	Investments of Collateral for
	Securities Loaned - 2.0%
814,662	BNY Mellon Securities Lending Overnight
	Fund, 0.1928%(d) (e)
	(Cost $814,662)	814,662

	Total Investments - 101.7%
	(Cost $40,680,702)	41,529,143
	Liabilities in excess of Other Assets - (1.7%)	(695,766)

	Net Assets - 100.0%	$40,833,377

*Less than 0.1%.

AG - Stock Corporation

LLC - Limited Liability Company

LP - Limited Partnership

NV - Publicly Traded Company

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at August 31, 2012.

(c)
Security is valued based on observable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $5,792 which represents less than 0.1% of net assets.

(d)	At August 31, 2012, the total market value of the Fund’s securities on loan was $796,453 and the total market value of the collateral held by the Fund was $814,662.

(e)	Interest rate shown reflects yield as of August 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
46 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

CVY Guggenheim Multi-Asset Income ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.5%
	Convertible Preferred Stocks - 2.4%
	Energy - 0.5%
45,291	Chesapeake Energy Corp., 4.50%(a) (b)	$3,832,977

	Financial - 1.9%
8,061	Bank of America Corp., Series L, 7.25%(a)	8,520,477
4,836	Wells Fargo & Co., Series L, 7.50%(a)	5,783,856
		14,304,333

	Total Convertible Preferred Stocks - 2.4%
	(Cost $16,441,159)	18,137,310

	Common Stocks - 74.9%
	Basic Materials - 6.0%
105,865	A. Schulman, Inc.	2,571,461
1,062,382	Cia Siderurgica Nacional SA, ADR (Brazil)	5,120,681
142,651	EI du Pont de Nemours & Co.	7,096,887
215,607	Freeport-McMoRan Copper & Gold, Inc.	7,785,569
236,576	International Paper Co.	8,176,067
134,587	Kronos Worldwide, Inc.(b)	2,283,941
118,017	Olin Corp.	2,529,104
437,608	Steel Dynamics, Inc.	5,347,570
218,087	Ternium SA, ADR (Luxembourg)	4,134,930
		45,046,210

	Communications - 4.7%
90,765	BCE, Inc. (Canada)	4,038,135
353,169	Gannett Co., Inc.	5,389,359
115,952	Harris Corp.	5,453,223
76,775	Meredith Corp.(b)	2,499,794
38,478	Philippine Long Distance Telephone Co., ADR (Philippines)(b)	2,474,135
66,216	Rogers Communications, Inc., Class B (Canada)	2,674,464
279,090	Sinclair Broadcast Group, Inc., Class A	3,226,280
118,827	Telecom Argentina SA, ADR (Argentina)	1,326,109
624,035	Telefonica SA, ADR (Spain)	7,837,880
		34,919,379

	Consumer, Cyclical - 4.3%
79,790	Autoliv, Inc.(b)	4,730,749
367,745	Best Buy Co., Inc.(b)	6,523,796
130,217	Hasbro, Inc.	4,884,440
148,167	Mattel, Inc.	5,206,589
257,986	Steelcase, Inc., Class A	2,502,464
30,735	Watsco, Inc.	2,319,263
74,539	Whirlpool Corp.	5,624,713
		31,792,014

	Consumer, Non-cyclical - 11.1%
170,948	AstraZeneca PLC, ADR (United Kingdom)	7,998,657
158,442	Avery Dennison Corp.	4,948,144
94,342	B&G Foods, Inc.	2,761,390
63,654	Cal-Maine Foods, Inc.	2,557,618
98,259	Deluxe Corp.	2,787,608
111,793	Dr Pepper Snapple Group, Inc.	5,009,444
168,696	Eli Lilly & Co.	7,576,137
302,061	H&R Block, Inc.	5,002,130
110,651	Johnson & Johnson	7,461,197
87,057	Kimberly-Clark Corp.	7,277,965
55,694	Lorillard, Inc.	6,990,154
183,826	Merck & Co., Inc.	7,913,709
315,871	Pfizer, Inc.	7,536,682
81,742	Philip Morris International, Inc.	7,299,561
		83,120,396

	Energy - 12.1%
124,621	Chevron Corp.	13,977,492
38,564	China Petroleum & Chemical Corp., ADR (China)	3,634,657
234,875	ConocoPhillips	13,338,551
115,585	Ecopetrol SA, ADR (Colombia)(b)	6,686,592
743,073	Enerplus Corp. (Canada)(b)	11,718,261
175,657	ENI SpA, ADR (Italy)	7,748,230
1,446,328	Pengrowth Energy Corp. (Canada)(b)	9,791,641
771,018	Penn West Petroleum Ltd. (Canada)	10,948,456
401,282	Williams Cos., Inc.	12,949,370
		90,793,250

	Financial - 18.8%
172,354	Aflac, Inc.	7,959,308
204,477	Aircastle Ltd. (Bermuda)	2,335,127
211,451	American Capital Agency Corp., REIT	7,366,953
127,772	American Capital Mortgage Investment Corp., REIT	3,159,802
414,213	Annaly Capital Management, Inc., REIT	7,170,027
946,328	Armour Residential REIT, Inc., REIT	7,059,607
116,505	Banco Latinoamericano de Comercio Exterior SA
	(Republic of Panama)	2,453,595
90,332	Bank of Nova Scotia (Canada)	4,790,306
40,301	BlackRock, Inc.	7,107,887
135,156	Brookfield Office Properties, Inc. (Canada)(b)	2,262,512
156,741	Capstead Mortgage Corp., REIT	2,247,666
133,633	CME Group, Inc.	7,336,452
127,532	CommonWealth, REIT	1,909,154
311,716	CYS Investments, Inc., REIT(b)	4,482,476
571,556	First Niagara Financial Group, Inc.	4,509,577
241,126	Hatteras Financial Corp., REIT	6,990,243
286,044	Invesco Mortgage Capital, Inc., REIT	5,861,042
631,838	Janus Capital Group, Inc.	5,509,627
56,721	M&T Bank Corp.	4,929,055
252,994	Medical Properties Trust, Inc., REIT	2,608,368
632,226	MFA Financial, Inc., REIT	5,177,931

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 47

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

CVY Guggenheim Multi-Asset Income ETF continued

Number
of Shares	Description	Value

	Financial continued
405,432	Newcastle Investment Corp., REIT	$3,081,283
151,418	OMEGA Healthcare Investors, Inc., REIT	3,637,060
92,709	Royal Bank of Canada (Canada)(b)	5,192,631
330,171	SLM Corp.	5,200,193
239,353	Starwood Property Trust, Inc., REIT	5,636,763
60,399	Toronto-Dominion Bank (Canada)	4,945,470
115,727	Tower Group, Inc.	2,157,151
668,093	Two Harbors Investment Corp., REIT	7,743,198
		140,820,464

	Industrial - 9.3%
161,935	Eaton Corp.	7,241,733
147,706	Emerson Electric Co.	7,491,648
361,865	General Electric Co.	7,494,224
120,533	Hillenbrand, Inc.	2,184,058
101,420	Kaydon Corp.	2,255,581
83,434	Lockheed Martin Corp.	7,604,175
78,511	Northrop Grumman Corp.	5,251,601
84,671	Packaging Corp. of America	2,711,165
137,283	Raytheon Co.	7,759,235
174,973	Republic Services, Inc.	4,838,004
62,625	Sauer-Danfoss, Inc.	2,387,891
139,313	Seaspan Corp. (Marshall Islands)(b)	2,210,897
69,158	TAL International Group, Inc.	2,352,064
69,117	Textainer Group Holdings Ltd. (Bermuda)(b)	2,441,212
142,182	Waste Management, Inc.	4,916,654
		69,140,142

	Technology - 4.3%
126,818	Analog Devices, Inc.	5,039,747
185,461	CA, Inc.	4,827,550
93,916	j2 Global, Inc.	2,767,705
184,421	Lexmark International, Inc., Class A(b)	4,003,780
294,837	Seagate Technology PLC (Ireland)	9,437,732
712,627	STMicroelectronics NV (Netherlands)	4,233,005
876,841	United Microelectronics Corp., ADR (Taiwan)(b)	1,779,987
		32,089,506

	Utilities - 4.3%
197,959	CMS Energy Corp.	4,566,914
150,151	CPFL Energia SA, ADR (Brazil)	3,150,168
57,821	IDACORP, Inc.	2,396,680
105,725	NextEra Energy, Inc.	7,116,350
157,534	PG&E Corp.	6,838,551

	Utilities continued
70,950	Sempra Energy	4,696,890
306,361	Veolia Environnement SA, ADR (France)(b)	3,238,236
		32,003,789

	Total Common Stocks - 74.9%
	(Cost $526,995,599)	559,725,150

	Preferred Stocks - 2.4%
	Communications - 0.5%
977,731	Oi SA, ADR (Brazil)(b)	3,637,159

	Financial - 1.0%
156,384	ING Groep NV, 7.38% (Netherlands)(a)	3,908,036
131,799	ING Groep NV, 8.50% (Netherlands)(a)	3,392,507
		7,300,543

	Utilities - 0.9%
400,934	Cia Energetica de Minas Gerais, ADR (Brazil)	6,815,878

	Total Preferred Stocks - 2.4%
	(Cost $17,958,512)	17,753,580

	Closed End Funds - 9.8%
332,557	BlackRock Build America Bond Trust	7,668,765
288,075	Calamos Convertible Opportunities and Income Fund	3,629,745
202,219	Clough Global Opportunities Fund	2,301,252
391,184	Eaton Vance Limited Duration Income Fund(b)	6,583,627
231,753	Eaton Vance Tax-Advantaged Dividend Income Fund	3,844,782
304,533	Eaton Vance Tax-Advantaged Global Dividend Income Fund	4,184,284
190,455	First Trust High Income Long/Short Fund	3,496,754
382,125	Invesco Van Kampen Dynamic Credit Opportunities Fund	4,723,065
166,549	MFS Charter Income Trust	1,660,494
259,554	MFS Multimarket Income Trust	1,892,149
313,365	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(b)	5,245,730
567,995	Nuveen Credit Strategies Income Fund	5,424,352
224,601	Nuveen Floating Rate Income Fund	2,753,608
113,320	Nuveen Municipal Advantage Fund	1,745,128
376,222	Nuveen Quality Preferred Income Fund II(b)	3,544,011
151,116	Pioneer Floating Rate Trust	2,024,954
595,744	Putnam Premier Income Trust	3,401,698
207,969	Templeton Emerging Markets Income Fund(b)	3,537,553
341,463	Wells Fargo Advantage Global Dividend Opportunity Fund	2,912,679
165,796	Wells Fargo Advantage Multi-Sector Income Fund	2,684,237
	(Cost $70,656,506)	73,258,867

	Master Limited Partnerships - 10.0%
	Basic Materials - 1.1%
35,568	Terra Nitrogen Co., LP(b)	7,828,161

See notes to financial statements.
48 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

CVY Guggenheim Multi-Asset Income ETF continued

Number
of Shares	Description	Value

	Energy - 8.9%
162,815	Buckeye Partners, LP, Class B(b)	$8,046,317
162,960	Energy Transfer Equity, LP	7,162,092
158,660	Energy Transfer Partners, LP(b)	6,777,955
91,776	Enterprise Products Partners, LP	4,900,838
100,684	EV Energy Partners, LP(b)	6,319,935
67,672	Kinder Morgan Energy Partners, LP(b)	5,601,212
112,009	MarkWest Energy Partners, LP	5,947,678
73,131	ONEOK Partners, LP(b)	4,155,303
59,610	Plains All American Pipeline, LP	5,158,053
337,055	Regency Energy Partners, LP	7,799,453
96,298	Williams Partners, LP	4,967,051
		66,835,887

	Total Master Limited Partnerships - 10.0%
	(Cost $69,404,491)	74,664,048

	Total Long-Term Investments - 99.5%
	(Cost $701,456,267)	743,538,955

	Investments of Collateral for
	Securities Loaned - 8.2%
61,160,680	BNY Mellon Securities Lending Overnight
	Fund, 0.1928%(c) (d)
	(Cost $61,160,680)	61,160,680

	Total Investments - 107.7%
	(Cost $762,616,947)	804,699,635
	Liabilities in excess of Other Assets - (7.7%)	(57,345,595)

	Net Assets - 100.0%	$747,354,040
ADR - American Depositary Receipt

LP - Limited Partnership

NV - Publicly Traded Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

SpA - Limited Share Company

(a)	Perpetual maturity.

(b)	Security, or portion thereof, was on loan at August 31, 2012.

(c)	At August 31, 2012, the total market value of the Fund’s securities on loan was $59,579,281 and the total market value of the collateral held by the Fund was $61,160,680.

(d)	Interest rate shown reflects yield as of August 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 49

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

RYJ Guggenheim Raymond James SB-1 Equity ETF

Number
of Shares	Description	Value

	Long-Term Investments - 100.0%
	Common Stocks - 95.0%
	Communications - 10.7%
54,365	Active Network, Inc.(a) (b)	$612,150
5,134	Baidu, Inc., ADR (Cayman Islands)(b)	572,133
14,304	CenturyLink, Inc.	604,487
33,455	Constant Contact, Inc.(b)	654,045
9,673	Crown Castle International Corp.(b)	613,849
29,566	DigitalGlobe, Inc.(b)	614,086
3,060	Equinix, Inc.(b)	604,809
80,133	Iridium Communications, Inc.(b)	593,786
35,765	KVH Industries, Inc.(b)	484,974
12,580	Motorola Solutions, Inc.	599,563
42,507	NIC, Inc.	613,376
9,424	Palo Alto Networks, Inc.(b)	606,717
10,021	SBA Communications Corp., Class A(b)	599,055
37,163	ValueClick, Inc.(b)	604,270
30,922	Vocus, Inc.(b)	600,505
		8,977,805

	Consumer, Cyclical - 25.3%
8,406	Advance Auto Parts, Inc.	597,835
8,958	Allegiant Travel Co.(b)	593,378
35,578	Ameristar Casinos, Inc.	599,489
13,766	Arctic Cat, Inc.(b)	595,517
1,638	AutoZone, Inc.(b)	592,366
9,023	Bed Bath & Beyond, Inc.(b)	606,075
25,937	Brunswick Corp.	614,448
48,559	Carmike Cinemas, Inc.(b)	558,428
25,994	Cinemark Holdings, Inc.	608,779
13,002	Core-Mark Holding Co., Inc.	592,111
27,939	Culp, Inc.	297,271
4,106	Dixie Group, Inc.(b)	14,043
12,286	Dollar General Corp.(b)	627,446
12,406	Dollar Tree, Inc.(b)	597,597
27,851	Ethan Allen Interiors, Inc.	614,950
13,926	Harley-Davidson, Inc.	584,335
30,435	Herman Miller, Inc.	595,309
10,591	Home Depot, Inc.	601,039
39,774	Ignite Restaurant Group, Inc.(b)	595,815
40,941	Knoll, Inc.	595,282
44,164	La-Z-Boy, Inc.(b)	609,463
34,713	Newell Rubbermaid, Inc.	622,404
6,921	O’Reilly Automotive, Inc.(b)	587,939
33,270	Pier 1 Imports, Inc.	614,830
52,833	Pinnacle Entertainment, Inc.(b)	584,861
8,023	Polaris Industries, Inc.	603,249
19,324	Red Robin Gourmet Burgers, Inc.(b)	599,237
43,650	Regal Entertainment Group, Class A(a)	606,735
20,913	Select Comfort Corp.(b)	597,484
37,843	Skullcandy, Inc.(a) (b)	580,512
7,001	Stanley Furniture Co., Inc.(b)	33,115
11,015	Starwood Hotels & Resorts Worldwide, Inc.	607,257
62,455	Steelcase, Inc., Class A	605,813
18,519	Tempur-Pedic International, Inc.(b)	578,534
18,593	Toll Brothers, Inc.(b)	608,363
6,202	Tractor Supply Co.	592,167
10,169	WESCO International, Inc.(b)	587,565
14,341	Williams-Sonoma, Inc.	588,268
		21,289,309

	Consumer, Non-cyclical - 8.0%
31,622	Alere, Inc.(b)	593,861
4,318	Alliance Data Systems Corp.(b)	594,373
15,819	AmerisourceBergen Corp.	609,348
22,683	CareFusion Corp.(b)	595,883
43,532	Carriage Services, Inc.	393,529
7,211	Cooper Cos., Inc.	604,642
10,804	Covidien PLC (Ireland)	605,564
26,163	HealthSouth Corp.(b)	599,133
30,763	Hologic, Inc.(b)	603,878
42,001	Merit Medical Systems, Inc.(b)	598,514
46,383	Service Corp. International	604,834
31,725	TMS International Corp., Class A(b)	319,471
		6,723,030

	Energy - 2.8%
96,805	Alpha Natural Resources, Inc.(b)	575,022
18,633	CONSOL Energy, Inc.	562,717
15,191	Linn Energy, LLC	603,994
19,506	Valero Energy Corp.	609,757
		2,351,490

	Financial - 23.6%
15,945	Allstate Corp.	594,430
52,100	American Equity Investment Life Holding Co.	602,276
74,373	Bank of America Corp.	594,240
26,889	Bank of New York Mellon Corp.	606,078
19,243	BB&T Corp.	606,924
38,904	Cardinal Financial Corp.	503,807
21,450	Community Bank System, Inc.	601,458
8,080	Digital Realty Trust, Inc., REIT	602,041
32,730	Fidus Investment Corp.	535,135
57,435	Fifth Street Finance Corp.	602,493
40,254	Fifth Third Bancorp	609,446

See notes to financial statements.
50 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

RYJ Guggenheim Raymond James SB-1 Equity ETF continued

Number
of Shares	Description	Value

	Financial continued
92,054	Huntington Bancshares, Inc.	$607,556
4,360	IntercontinentalExchange, Inc.(b)	596,012
32,363	Lakeland Bancorp, Inc.	327,837
19,283	Lakeland Financial Corp.	512,156
25,594	Lincoln National Corp.	594,293
18,768	MarketAxess Holdings, Inc.	611,274
17,519	Marsh & McLennan Cos., Inc.	598,624
67,665	National Penn Bancshares, Inc.	602,219
45,636	New York Community Bancorp, Inc.(a)	605,133
52,713	Park Sterling Corp.(b)	253,022
11,766	Post Properties, Inc., REIT	600,654
22,066	Principal Financial Group, Inc.	605,491
30,161	Progressive Corp.	589,044
11,084	Prudential Financial, Inc.	604,189
12,342	Rayonier, Inc., REIT	604,635
84,534	Regions Financial Corp.	588,357
32,602	Renasant Corp.	596,291
13,548	Texas Capital Bancshares, Inc.(b)	623,479
18,083	US Bancorp	604,153
34,095	Virginia Commerce Bancorp, Inc.(b)	275,829
4,702	Visa, Inc., Class A	603,032
17,642	Wells Fargo & Co.	600,357
16,147	Wintrust Financial Corp.	604,059
31,489	Zions Bancorporation	606,163
		19,872,187

	Industrial - 12.3%
20,625	American Railcar Industries, Inc.(b)	588,637
70,634	Casella Waste Systems, Inc., Class A(b)	339,750
37,163	Celadon Group	613,561
10,617	CH Robinson Worldwide, Inc.	601,028
34,733	Covanta Holding Corp.	593,934
32,833	Dycom Industries, Inc.(b)	476,735
6,814	FedEx Corp.	597,111
90,526	Flextronics International Ltd. (Singapore)(b)	609,240
14,324	GATX Corp.	589,576
39,669	Greenbrier Cos., Inc.(b)	573,217
28,690	Harsco Corp.	584,989
25,671	Jabil Circuit, Inc.	584,785
7,778	Kansas City Southern	601,473
8,180	Norfolk Southern Corp.	592,723
35,897	Roadrunner Transportation Systems, Inc.(b)	627,480
26,699	Saia, Inc.(b)	579,368
7,975	United Parcel Service, Inc., Class B	588,635
20,202	Waste Connections, Inc.	584,848
		10,327,090

	Technology - 12.3%
16,453	Altera Corp.	614,190
15,156	Analog Devices, Inc.	602,299
21,778	ARM Holdings PLC, ADR (United Kingdom)	593,233
12,004	Computer Programs & Systems, Inc.	606,802
53,974	Dell, Inc.	571,585
32,744	Diodes, Inc.(b)	605,437
22,726	EMC Corp.(b)	597,467
40,526	Fairchild Semiconductor International, Inc.(b)	588,438
77,344	LSI Corp.(b)	602,510
35,243	MedAssets, Inc.(b)	601,598
96,339	Micron Technology, Inc.(b)	598,265
30,684	Microsemi Corp.(b)	610,918
25,050	Nuance Communications, Inc.(b)	597,442
41,825	NVIDIA Corp.(b)	586,805
34,803	Pericom Semiconductor Corp.(b)	279,468
24,448	Semtech Corp.(b)	599,465
29,875	Tangoe, Inc.(b)	483,975
17,402	VeriFone Systems, Inc.(b)	604,545
		10,344,442

	Total Common Stocks - 95.0%
	(Cost $74,503,901)	79,885,353

	Master Limited Partnerships - 5.0%
	Consumer, Non-cyclical - 0.7%
20,985	Teekay Offshore Partners, LP (Marshall Islands)	595,764

	Energy - 3.6%
12,730	Alliance Holdings GP, LP	616,132
9,718	Alliance Resource Partners, LP(a)	601,836
11,365	Enterprise Products Partners, LP	606,891
9,765	EV Energy Partners, LP	612,949
14,039	Tesoro Logistics, LP	611,679
		3,049,487

	Industrial - 0.7%
14,791	Teekay LNG Partners, LP (Marshall Islands)	587,498

	Total Master Limited Partnerships - 5.0%
	(Cost $3,608,049)	4,232,749

	Total Long-Term Investments - 100.0%
	(Cost $78,111,950)	84,118,102

	Investments of Collateral for
	Securities Loaned - 2.3%
1,967,901	BNY Mellon Securities Lending Overnight
	Fund, 0.1928%(c) (d)
	(Cost $1,967,901)	1,967,901

	Total Investments - 102.3%
	(Cost $80,079,851)	86,086,003
	Liabilities in excess of Other Assets - (2.3%)	(1,947,021)

	Net Assets - 100.0%	$84,138,982

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 51

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

RYJ Guggenheim Raymond James SB-1 Equity ETF continued

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at August 31, 2012.

(b)	Non-income producing security.

(c)	At August 31, 2012, the total market value of the Fund’s securities on loan was $1,924,623 and the total market value of the collateral held by the Fund was $1,967,901.

(d)	Interest rate shown reflects yield as of August 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
52 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

CSD Guggenheim Spin-Off ETF

Number of Shares	Description	Value

	Long-Term Investments - 99.8%
	Common Stocks - 99.8%
	Basic Materials - 5.1%
31,628	Mosaic Co.	$1,831,578

	Communications - 25.6%
40,568	AMC Networks, Inc., Class A(a)	1,595,945
18,311	Liberty Media Corp. - Liberty Capital, Class A(a)	1,909,471
449,402	LIN TV Corp.(a)	1,820,078
161,630	Lumos Networks Corp.	1,402,948
346,969	Phoenix New Media Ltd., ADR (Cayman Islands)(a)	1,315,013
34,143	TripAdvisor, Inc.(a)	1,141,742
		9,185,197

	Consumer, Cyclical - 12.0%
42,170	Madison Square Garden Co., Class A(a)	1,779,996
57,419	Marriott Vacations Worldwide Corp.(a)	1,844,298
47,614	Orchard Supply Hardware Stores Corp.(a) (b)	681,832
		4,306,126

	Consumer, Non-cyclical - 4.4%
84,234	Furiex Pharmaceuticals, Inc.(a)	1,554,117

	Energy - 12.2%
507,295	Lone Pine Resources, Inc.(a)	659,484
39,342	Marathon Petroleum Corp.	2,035,948
58,512	QEP Resources, Inc.	1,678,709
		4,374,141

	Financial - 9.8%
93,214	First American Financial Corp.	1,796,234
26,044	Howard Hughes Corp.(a)	1,713,435
		3,509,669

	Industrial - 27.5%
63,151	Babcock & Wilcox Co.(a)	1,557,935
153,710	Exelis, Inc.	1,552,471
69,805	Fortune Brands Home & Security, Inc.(a)	1,780,028
41,872	Huntington Ingalls Industries, Inc.(a)	1,677,811
38,607	Parametric Sound Corp.(a) (b)	411,551
104,670	Vishay Precision Group, Inc.(a)	1,417,232
60,091	Xylem, Inc.	1,459,610
		9,856,638

	Utilities - 3.2%
159,920	Genie Energy Ltd.(a)	1,135,432

	Total Common Stocks - 99.8%
	(Cost $35,202,335)	35,752,898

	Investments of Collateral for
	Securities Loaned - 1.0%
362,551	BNY Mellon Securities Lending Overnight
	Fund, 0.1928%(c) (d)
	(Cost $362,551)	362,551

	Total Investments - 100.8%
	(Cost $35,564,886)	36,115,449
	Liabilities in excess of Other Assets - (0.8%)	(280,114)

	Net Assets - 100.0%	$35,835,335

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at August 31, 2012.

(c)	At August 31, 2012, the total market value of the Fund’s securities on loan was $348,388 and the total market value of the collateral held by the Fund was $362,551.

(d)	Interest rate shown reflects yield as of August 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 53

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.6%
	Common Stocks - 99.4%
	Basic Materials - 4.3%
78	A. Schulman, Inc.	$1,895
447	AK Steel Holding Corp.(a)	2,333
222	Albemarle Corp.	12,150
228	Allied Nevada Gold Corp.(b)	7,428
62	AMCOL International Corp.	1,864
83	American Vanguard Corp.	2,442
145	Ashland, Inc.	10,676
84	Balchem Corp.	3,064
251	Boise, Inc.	1,890
106	Buckeye Technologies, Inc.	3,214
141	Cabot Corp.	4,911
102	Carpenter Technology Corp.	4,821
331	Celanese Corp., Series A	12,664
211	Chemtura Corp.(b)	3,488
66	Clearwater Paper Corp.(b)	2,490
216	Coeur d’Alene Mines Corp.(b)	4,966
274	Commercial Metals Co.	3,491
95	Compass Minerals International, Inc.	6,823
113	Cytec Industries, Inc.	7,737
35	Deltic Timber Corp.	2,147
83	Domtar Corp.	6,012
33	Eastman Chemical Co.	1,824
80	Georgia Gulf Corp.	3,171
227	Globe Specialty Metals, Inc.	3,312
261	Golden Minerals Co.(b)	1,396
61	Hawkins, Inc.	2,356
107	HB Fuller Co.	3,254
882	Hecla Mining Co.	4,772
149	Horsehead Holding Corp.(b)	1,317
433	Huntsman Corp.	6,227
71	Innophos Holdings, Inc.	3,358
176	Intrepid Potash, Inc.(b)	3,948
43	Kaiser Aluminum Corp.	2,402
151	KapStone Paper and Packaging Corp.(b)	3,025
56	Kraton Performance Polymers, Inc.(b)	1,201
84	Kronos Worldwide, Inc.	1,425
51	Materion Corp.	1,083
272	McEwen Mining, Inc.(b)	1,077
35	Minerals Technologies, Inc.	2,373
98	Molycorp, Inc.(a) (b)	1,128
24	NewMarket Corp.	5,907
224	Noranda Aluminum Holding Corp.	1,335
177	Olin Corp.	3,793
65	OM Group, Inc.(b)	1,199
561	Paramount Gold and Silver Corp.(a) (b)	1,391
130	PH Glatfelter Co.	2,184
230	PolyOne Corp.	3,629
49	Quaker Chemical Corp.	2,305
161	Reliance Steel & Aluminum Co.	8,280
169	Rockwood Holdings, Inc.	8,000
148	Royal Gold, Inc.	13,027
261	RPM International, Inc.	7,154
98	Schnitzer Steel Industries, Inc., Class A	2,707
86	Schweitzer-Mauduit International, Inc.	2,776
107	Sensient Technologies Corp.	3,836
360	Southern Copper Corp.	11,714
467	Steel Dynamics, Inc.	5,707
31	Stepan Co.	2,961
149	Stillwater Mining Co.(b)	1,569
108	Valhi, Inc.	1,362
199	Valspar Corp.	10,615
165	Wausau Paper Corp.	1,482
46	Westlake Chemical Corp.	3,164
129	WR Grace & Co.(b)	7,451
62	Zep, Inc.	897
		269,600

	Communications - 7.4%
414	8x8, Inc.(b)	2,451
85	Acme Packet, Inc.(b)	1,623
121	ADTRAN, Inc.	2,455
198	AMC Networks, Inc., Class A(b)	7,789
80	Ancestry.com, Inc.(b)	2,486
52	Anixter International, Inc.	3,127
262	AOL, Inc.	8,822
280	Arris Group, Inc.(b)	3,816
257	Aruba Networks, Inc.(b)	5,050
267	Belo Corp., Class A	1,949
84	Black Box Corp.	2,183
142	Blucora, Inc.(b)	2,188
30	Blue Nile, Inc.(b)	1,123
67	Broadsoft, Inc.(b)	2,426
258	Calix, Inc.(b)	1,370
175	Charter Communications, Inc., Class A(b)	13,615
263	Ciena Corp.(b)	3,595
543	Cincinnati Bell, Inc.(b)	2,547
105	Clear Channel Outdoor Holdings, Inc., Class A	551
835	Clearwire Corp., Class A(b)	1,336
146	Cogent Communications Group, Inc.	2,862
116	comScore, Inc.(b)	1,638
74	Comtech Telecommunications Corp.	2,081

See notes to financial statements.
54 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Communications continued
87	Consolidated Communications Holdings, Inc.	$1,416
90	Constant Contact, Inc.(b)	1,760
489	Cumulus Media, Inc., Class A(b)	1,355
112	DealerTrack Holdings, Inc.(b)	3,101
152	Dice Holdings, Inc.(b)	1,213
117	DigitalGlobe, Inc.(b)	2,430
425	DISH Network Corp., Class A	13,596
374	Dolan Co.(b)	1,328
285	EarthLink, Inc.	1,904
207	EchoStar Corp., Class A(b)	5,591
75	Equinix, Inc.(b)	14,824
271	EW Scripps Co., Class A(b)	2,810
1,039	Facebook, Inc., Class A(a) (b)	18,785
96	FactSet Research Systems, Inc.	8,858
249	Finisar Corp.(b)	3,421
65	GeoEye, Inc.(b)	1,744
307	Harmonic, Inc.(b)	1,403
383	Harte-Hanks, Inc.	2,666
78	HealthStream, Inc.(b)	2,217
58	HomeAway, Inc.(b)	1,372
181	IAC/InterActiveCorp	9,383
253	Infinera Corp.(a) (b)	1,437
111	InterDigital, Inc.(a)	3,746
234	IntraLinks Holdings, Inc.(b)	1,268
67	IPG Photonics Corp.(b)	4,120
164	Ixia(b)	2,434
119	John Wiley & Sons, Inc., Class A	5,871
107	Keynote Systems, Inc.	1,405
202	Lamar Advertising Co., Class A(b)	6,690
413	Level 3 Communications, Inc.(b)	8,900
302	Liberty Global, Inc., Class A(b)	16,692
981	Liberty Media Corp. - Interactive, Class A(b)	17,893
259	Liberty Media Corp. - Liberty Capital, Class A(b)	27,009
49	Liberty Ventures(b)	2,254
20	Linkedin Corp., Class A(b)	2,146
41	Liquidity Services, Inc.(b)	2,148
73	LogMeIn, Inc.(b)	1,605
57	Loral Space & Communications, Inc.	4,185
59	Lumos Networks Corp.	512
438	Marchex, Inc., Class B	1,485
73	Meredith Corp.(a)	2,377
260	Move, Inc.(b)	2,023
83	NETGEAR, Inc.(b)	3,035
148	NeuStar, Inc., Class A(b)	5,560
115	Neutral Tandem, Inc.(b)	1,265
476	New York Times Co., Class A(b)	4,374
255	NIC, Inc.	3,680
59	NTELOS Holdings Corp.	1,013
96	NutriSystem, Inc.(a)	987
70	OpenTable, Inc.(b)	2,972
90	Oplink Communications, Inc.(b)	1,446
382	Orbitz Worldwide, Inc.(b)	1,085
94	Plantronics, Inc.	3,352
590	Polycom, Inc.(b)	6,148
162	Quinstreet, Inc.(b)	1,388
176	Rackspace Hosting, Inc.(b)	10,556
134	Responsys, Inc.(b)	1,285
631	RF Micro Devices, Inc.(b)	2,366
250	Sapient Corp.(b)	2,527
262	SBA Communications Corp., Class A(b)	15,662
84	Scholastic Corp.	2,566
81	Shutterfly, Inc.(b)	2,410
86	Sinclair Broadcast Group, Inc., Class A	994
9,453	Sirius XM Radio, Inc.(b)	23,916
765	Sonus Networks, Inc.(b)	1,476
75	Sourcefire, Inc.(b)	3,892
114	Sycamore Networks, Inc.(b)	1,685
872	TeleCommunication Systems, Inc., Class A(b)	1,535
173	Telephone & Data Systems, Inc.	4,242
1,218	Tellabs, Inc.	4,324
342	TIBCO Software, Inc.(b)	10,233
217	tw telecom, Inc.(b)	5,458
290	United Online, Inc.	1,444
34	United States Cellular Corp.(b)	1,290
258	ValueClick, Inc.(b)	4,195
83	ViaSat, Inc.(b)	3,212
545	Virgin Media, Inc.	15,026
111	VirnetX Holding Corp.(a) (b)	2,887
110	Vocus, Inc.(b)	2,136
458	Vonage Holdings Corp.(b)	980
163	Web.com Group, Inc.(b)	2,714
114	Websense, Inc.(b)	1,753
178	Windstream Corp.(a)	1,757
		463,286

	Consumer, Cyclical - 14.7%
249	Accuride Corp.(b)	1,250
124	Advance Auto Parts, Inc.	8,819
119	Aeropostale, Inc.(b)	1,658
150	Alaska Air Group, Inc.(b)	5,033
40	Allegiant Travel Co.(b)	2,650
166	American Axle & Manufacturing Holdings, Inc.(b)	1,854
512	American Eagle Outfitters, Inc.	11,387

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 55

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Consumer, Cyclical continued
89	Ameristar Casinos, Inc.	$1,500
153	ANN, Inc.(b)	5,444
201	Arrow Electronics, Inc.(b)	7,286
92	Asbury Automotive Group, Inc.(b)	2,548
244	Ascena Retail Group, Inc.(b)	4,831
213	Autoliv, Inc.	12,629
90	Bally Technologies, Inc.(b)	3,986
97	Barnes & Noble, Inc.(a) (b)	1,161
123	Beacon Roofing Supply, Inc.(b)	3,461
575	Beazer Homes USA, Inc.(b)	1,691
156	bebe Stores, Inc.	847
5	Biglari Holdings, Inc.(b)	1,757
65	BJ’s Restaurants, Inc.(b)	2,668
69	Bob Evans Farms, Inc.	2,714
40	BorgWarner, Inc.(b)	2,751
192	Boyd Gaming Corp.(a) (b)	1,154
203	Brightpoint, Inc.(b)	1,821
209	Brinker International, Inc.	7,202
218	Brown Shoe Co., Inc.	3,272
191	Brunswick Corp.	4,525
79	Buckle, Inc.(a)	3,598
42	Buffalo Wild Wings, Inc.(b)	3,225
117	Cabela’s, Inc.(b)	5,617
589	Callaway Golf Co.	3,387
128	Carter’s, Inc.(b)	7,131
104	Casey’s General Stores, Inc.	5,881
114	Cash America International, Inc.	4,425
84	Cato Corp., Class A	2,467
53	CEC Entertainment, Inc.	1,575
134	Cheesecake Factory, Inc.	4,450
389	Chico’s FAS, Inc.	7,368
57	Children’s Place Retail Stores, Inc.(b)	3,246
56	Choice Hotels International, Inc.	1,765
38	Churchill Downs, Inc.	2,175
188	Cinemark Holdings, Inc.	4,403
64	Coinstar, Inc.(b)	3,272
157	Collective Brands, Inc.(b)	3,397
35	Columbia Sportswear Co.	1,830
240	Commercial Vehicle Group, Inc.(b)	2,028
224	Cooper Tire & Rubber Co.	4,478
266	Copart, Inc.(b)	7,105
48	Cracker Barrel Old Country Store, Inc.	3,023
259	Crocs, Inc.(b)	4,530
335	Dana Holding Corp.	4,576
96	Deckers Outdoor Corp.(a) (b)	4,754
1,982	Delta Air Lines, Inc.(b)	17,144
167	Dick’s Sporting Goods, Inc.	8,310
100	Dillard’s, Inc., Class A	7,508
43	DineEquity, Inc.(b)	2,278
134	Dolby Laboratories, Inc., Class A(b)	4,446
125	Dollar General Corp.(b)	6,384
136	Domino’s Pizza, Inc.	4,820
140	Dorman Products, Inc.(b)	4,127
96	DreamWorks Animation SKG, Inc., Class A(a) (b)	1,629
35	DSW, Inc., Class A	2,258
40	DTS, Inc.(b)	898
344	Exide Technologies(b)	1,053
85	Express, Inc.(b)	1,327
136	Ezcorp, Inc., Class A(b)	3,080
244	Fifth & Pacific Cos., Inc.(b)	3,233
146	Finish Line, Inc. (The), Class A	3,352
89	First Cash Financial Services, Inc.(b)	3,971
345	Foot Locker, Inc.	11,927
105	Fossil, Inc.(b)	8,920
140	Fred’s, Inc., Class A	1,866
128	Fuel Systems Solutions, Inc.(b)	2,253
64	G&K Services, Inc., Class A	2,008
101	Gaylord Entertainment Co.(b)	4,095
1,879	General Motors Co.(b)	40,117
76	Genesco, Inc.(b)	5,369
74	G-III Apparel(b)	2,349
85	GNC Holdings, Inc., Class A	3,302
53	Group 1 Automotive, Inc.	2,916
138	Guess?, Inc.	3,596
173	Hanesbrands, Inc.(b)	5,610
117	Herman Miller, Inc.	2,289
85	Hibbett Sports, Inc.(b)	4,933
91	HNI Corp.	2,523
91	HSN, Inc.	4,098
103	Hyatt Hotels Corp., Class A(b)	3,907
187	Iconix Brand Group, Inc.(b)	3,497
413	Ingram Micro, Inc., Class A(b)	6,307
166	Interface, Inc.	2,279
60	International Speedway Corp., Class A	1,597
114	Interval Leisure Group, Inc.	2,103
113	Jack in the Box, Inc.(b)	2,948
598	JetBlue Airways Corp.(b)	2,930
172	Jones Group, Inc.	2,179
67	JOS A Bank Clothiers, Inc.(b)	3,227
163	KB Home(a)	1,800
123	Knoll, Inc.	1,788
182	Krispy Kreme Doughnuts, Inc.(b)	1,343

See notes to financial statements.
56 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Consumer, Cyclical continued
1,307	Las Vegas Sands Corp.	$55,404
133	La-Z-Boy, Inc.(b)	1,835
266	Lear Corp.	10,329
82	Life Time Fitness, Inc.(b)	3,893
68	Lithia Motors, Inc., Class A	1,986
351	LKQ Corp.(b)	13,247
80	Lumber Liquidators Holdings, Inc.(b)	3,733
157	Madison Square Garden Co., Class A(b)	6,627
94	Maidenform Brands, Inc.(b)	2,086
71	Marriott Vacations World(b)	2,281
92	MDC Holdings, Inc.	3,191
99	Men’s Wearhouse, Inc.	3,128
77	Meritage Homes Corp.(b)	2,870
273	Meritor, Inc.(b)	1,220
849	MGM Resorts International(b)	8,371
103	Mobile Mini, Inc.(b)	1,761
121	Modine Manufacturing Co.(b)	848
126	Mohawk Industries, Inc.(b)	9,078
110	MSC Industrial Direct Co., Inc., Class A	7,623
39	MWI Veterinary Supply, Inc.(b)	3,932
110	National CineMedia, Inc.	1,595
1,184	Navarre Corp.(b)	1,622
123	Nu Skin Enterprises, Inc., Class A	5,103
14	NVR, Inc.(b)	11,595
682	Office Depot, Inc.(b)	1,043
254	OfficeMax, Inc.	1,476
218	Orient-Express Hotels Ltd., Class A (Bermuda)(b)	1,916
270	Oshkosh Corp.(b)	6,842
127	Owens & Minor, Inc.	3,555
65	Panera Bread Co., Class A(b)	10,069
67	Pantry, Inc.(b)	939
68	Papa John’s International, Inc.(b)	3,501
169	Penn National Gaming, Inc.(b)	6,640
83	Penske Automotive Group, Inc.	2,211
165	PEP Boys-Manny Moe & Jack	1,483
99	Perry Ellis International, Inc.(b)	2,041
247	PetSmart, Inc.	17,517
334	Pier 1 Imports, Inc.	6,172
186	Pinnacle Entertainment, Inc.(b)	2,059
282	Pizza Inn Holdings, Inc.(b)	970
132	Polaris Industries, Inc.	9,925
101	Pool Corp.	3,978
61	Pricesmart, Inc.	4,462
128	PVH Corp.	12,019
388	Quiksilver, Inc.(b)	1,214
198	Regal Entertainment Group, Class A(a)	2,752
148	Regis Corp.	2,665
382	Republic Airways Holdings, Inc.(b)	1,700
1,505	Rite Aid Corp.(b)	1,791
327	Royal Caribbean Cruises Ltd. (Liberia)	8,836
179	Ruby Tuesday, Inc.(b)	1,210
310	Saks, Inc.(a) (b)	3,643
208	Sally Beauty Holdings, Inc.(b)	5,720
55	ScanSource, Inc.(b)	1,663
190	Select Comfort Corp.(b)	5,428
177	Shuffle Master, Inc.(b)	2,685
154	Signet Jewelers Ltd. (Bermuda)	7,062
90	SIX Flags Entertainment Corp.	4,971
139	Skechers U.S.A., Inc., Class A(b)	3,012
141	SkyWest, Inc.	1,237
154	Sonic Corp.(b)	1,443
101	Stage Stores, Inc.	2,163
429	Standard Pacific Corp.(b)	2,874
198	Steelcase, Inc., Class A	1,921
114	Steven Madden Ltd.(b)	4,893
81	Superior Industries International, Inc.	1,384
143	Tempur-Pedic International, Inc.(b)	4,467
122	Tenneco, Inc.(b)	3,705
89	Tesla Motors, Inc.(a) (b)	2,538
168	Texas Roadhouse, Inc.	2,885
159	Thor Industries, Inc.	4,999
81	Titan International, Inc.	1,691
77	Titan Machinery, Inc.(b)	1,775
320	TiVo, Inc.(b)	2,909
253	Toll Brothers, Inc.(b)	8,278
106	Toro Co.	3,943
165	Tractor Supply Co.	15,754
80	True Religion Apparel, Inc.	1,855
283	TRW Automotive Holdings Corp.(b)	12,370
110	Ulta Salon Cosmetics & Fragrance, Inc.	10,340
158	Under Armour, Inc., Class A(b)	9,197
32	Unifirst Corp.	2,032
771	United Continental Holdings, Inc.(b)	14,225
84	United Stationers, Inc.	2,032
363	US Airways Group, Inc.(b)	3,870
30	Vail Resorts, Inc.	1,547
114	Visteon Corp.(b)	5,246
44	Vitamin Shoppe(b)	2,359
228	Wabash National Corp.(b)	1,525
135	WABCO Holdings, Inc.(b)	7,927
106	Warnaco Group, Inc.(b)	5,451
55	Watsco, Inc.	4,150

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 57

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Consumer, Cyclical continued
1,114	Wendy’s Co.	$4,757
107	WESCO International, Inc.(b)	6,182
398	Wet Seal, Inc., Class A(b)	1,154
177	Williams-Sonoma, Inc.	7,261
111	Wolverine World Wide, Inc.	5,220
127	World Fuel Services Corp.	4,726
74	Zumiez, Inc.(b)	2,160
		926,472

	Consumer, Non-cyclical - 17.4%
168	Aaron’s, Inc.	5,018
68	Abaxis, Inc.(b)	2,548
75	ABIOMED, Inc.(b)	1,675
95	ABM Industries, Inc.	1,921
121	Acacia Research Corp.(b)	3,187
154	ACCO Brands Corp.(b)	1,015
405	Accuray, Inc.(b)	2,483
207	Achillion Pharmaceuticals, Inc.(b)	1,455
96	Acorda Therapeutics, Inc.(b)	2,194
98	Advisory Board Co.(b)	4,344
205	Affymax, Inc.(b)	3,626
25	Air Methods Corp.(b)	2,913
191	Akorn, Inc.(b)	2,643
152	Align Technology, Inc.(b)	5,160
298	Alkermes PLC (Ireland)(b)	5,468
117	Alliance Data Systems Corp.(b)	16,105
176	Alnylam Pharmaceuticals, Inc.(a) (b)	3,219
97	Amedisys, Inc.(b)	1,366
86	American Greetings Corp., Class A(a)	1,238
49	American Public Education, Inc.(b)	1,651
106	AMERIGROUP Corp.(b)	9,638
82	Amsurg Corp.(b)	2,412
55	Andersons, Inc.	2,209
125	Angiodynamics, Inc.(b)	1,430
83	Arbitron, Inc.	2,919
747	Arena Pharmaceuticals, Inc.(a) (b)	6,753
425	Ariad Pharmaceuticals, Inc.(b)	8,738
73	ArthroCare Corp.(b)	2,159
57	Ascent Capital Group, Inc., Class A(b)	2,938
95	Auxilium Pharmaceuticals, Inc.(b)	2,213
676	AVANIR Pharmaceuticals, Inc., Class A(b)	2,244
95	AVEO Pharmaceuticals, Inc.(b)	911
225	Avis Budget Group, Inc.(b)	3,695
169	B&G Foods, Inc.	4,947
236	BioMarin Pharmaceutical, Inc.(b)	8,812
45	Bio-Rad Laboratories, Inc., Class A(b)	4,517
98	Bio-Reference Labs, Inc.(b)	2,560
16	Boston Beer Co., Inc., Class A(a) (b)	1,648
104	Brink’s Co.	2,315
266	Brookdale Senior Living, Inc.(b)	5,780
193	Bruker Corp.(b)	2,337
348	Bunge Ltd. (Bermuda)	22,150
74	Calavo Growers, Inc.	1,957
62	Cal-Maine Foods, Inc.	2,491
44	Capella Education Co.(b)	1,367
72	Cardtronics, Inc.(b)	2,034
58	Catamaran Corp. (Canada)(b)	5,055
247	CBIZ, Inc.(b)	1,368
122	Centene Corp.(b)	4,954
144	Cepheid, Inc.(b)	5,435
162	Charles River Laboratories International, Inc.(b)	5,884
49	Chemed Corp.	3,235
216	Chiquita Brands International, Inc.(b)	1,296
347	Church & Dwight Co., Inc.	18,995
37	Coca-Cola Bottling Co. Consolidated	2,540
186	Community Health Systems, Inc.(b)	5,029
186	Conceptus, Inc.(b)	3,536
80	CONMED Corp.	2,162
29	Consolidated Graphics, Inc.(b)	777
291	Convergys Corp.	4,513
86	Cooper Cos., Inc.	7,211
183	CoreLogic, Inc.(b)	4,502
82	Corporate Executive Board Co.	3,818
245	Corrections Corp. of America	8,161
51	CoStar Group, Inc.(b)	4,144
142	Covance, Inc.(b)	6,786
88	CRA Internationa(b)	1,395
120	Cubist Pharmaceuticals, Inc.(b)	5,544
375	Curis, Inc.(a) (b)	1,650
91	Cyberonics, Inc.(b)	4,544
124	Deluxe Corp.	3,518
233	Depomed, Inc.(b)	1,233
148	DexCom, Inc.(b)	1,968
119	Dole Food Co., Inc.(b)	1,533
481	Dynavax Technologies Corp.(b)	1,881
440	Education Management Corp.(b)	1,316
84	Elizabeth Arden, Inc.(b)	3,909
92	Emergent Biosolutions, Inc.(b)	1,355
85	Emeritus Corp.(b)	1,702
255	Endo Health Solutions, Inc.(b)	8,114
129	Endologix, Inc.(b)	1,544
96	Ennis, Inc.	1,401
182	Enzon Pharmaceuticals, Inc.(b)	1,230

See notes to financial statements.
58 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Consumer, Non-cyclical continued
135	Euronet Worldwide, Inc.(b)	$2,398
187	Exact Sciences Corp.(b)	1,857
312	Exelixis, Inc.(b)	1,382
98	ExlService Holdings, Inc.(b)	2,525
67	Fleetcor Technologies, Inc.(b)	2,893
297	Flowers Foods, Inc.	6,133
55	Forrester Research, Inc.	1,610
93	Fresh Del Monte Produce, Inc. (Cayman Islands)	2,297
120	FTI Consulting, Inc.(b)	3,121
340	G Willi-Food International Ltd. (Israel)(b)	1,418
191	Gartner, Inc.(b)	9,433
111	Genomic Health, Inc.(b)	3,825
238	Genpact Ltd. (Bermuda)	4,343
119	Geo Group, Inc.	3,131
606	Geron Corp.(b)	1,673
243	Global Cash Access Holdings, Inc.(b)	1,864
184	Global Payments, Inc.	7,664
61	Grand Canyon Education, Inc.(b)	1,288
84	Greatbatch, Inc.(b)	1,945
212	Green Mountain Coffee Roasters, Inc.(a) (b)	5,154
135	H&E Equipment Services, Inc.	2,389
60	Haemonetics Corp.(b)	4,420
116	Hain Celestial Group, Inc.(b)	8,003
326	Halozyme Therapeutics, Inc.(b)	1,891
98	Hanger, Inc.(b)	2,804
89	Harris Teeter Supermarkets, Inc.	3,477
139	HCA Holdings, Inc.	3,968
747	Health Management Associates, Inc., Class A(b)	5,722
211	Health Net, Inc.(b)	4,906
158	Healthcare Services Group, Inc.	3,345
221	HealthSouth Corp.(b)	5,061
111	Heartland Payment Systems, Inc.	3,372
17	HeartWare International, Inc.(a) (b)	1,523
67	Helen of Troy Ltd. (Bermuda)(b)	2,106
194	Henry Schein, Inc.(b)	14,901
254	Herbalife Ltd. (Cayman Islands)	12,291
327	Hertz Global Holdings, Inc.(b)	4,637
146	Hill-Rom Holdings, Inc.	4,049
985	Hillshire Brands Co.	25,679
40	Hi-Tech Pharmacal Co., Inc.(b)	1,428
195	HMS Holdings Corp.(b)	6,720
492	Hologic, Inc.(b)	9,658
73	Huron Consulting Group, Inc.(b)	2,356
73	ICF International, Inc.(b)	1,609
45	ICU Medical, Inc.(b)	2,498
89	Idenix Pharmaceuticals, Inc.(b)	503
77	IDEXX Laboratories, Inc.(b)	7,320
257	Illumina, Inc.(b)	10,815
55	Immunogen, Inc.(b)	791
153	Impax Laboratories, Inc.(b)	3,622
317	Incyte Corp. Ltd.(a) (b)	6,343
119	Infinity Pharmaceuticals, Inc.(b)	2,161
171	Ingredion, Inc.	9,205
69	Insperity, Inc.	1,687
95	Insulet Corp.(b)	1,992
46	Integra LifeSciences Holdings Corp.(b)	1,810
48	IPC The Hospitalist Co., Inc.(b)	2,121
239	Isis Pharmaceuticals, Inc.(b)	3,253
52	J&J Snack Foods Corp.	2,969
176	Jarden Corp.	8,506
82	Jazz Pharmaceuticals PLC (Ireland)(b)	3,732
66	K12, Inc.(b)	1,389
72	KAR Auction Services, Inc.(b)	1,260
88	Kelly Services, Inc., Class A	1,086
78	Kenexa Corp.(b)	3,576
504	Keryx Biopharmaceuticals, Inc.(b)	1,028
121	Kforce, Inc.(b)	1,418
113	Kindred Healthcare, Inc.(b)	1,261
108	Korn/Ferry International(b)	1,544
44	Lancaster Colony Corp.	3,187
32	Landauer, Inc.	1,876
205	Lender Processing Services, Inc.	5,754
56	LHC Group, Inc.(b)	974
104	LifePoint Hospitals, Inc.(b)	4,204
348	Live Nation Entertainment, Inc.(b)	2,965
135	Luminex Corp.(b)	2,611
80	Magellan Health Services, Inc.(b)	3,969
100	MAKO Surgical Corp.(b)	1,648
192	Manpower, Inc.	7,125
81	MAP Pharmaceuticals, Inc.(b)	1,089
128	Masimo Corp.(b)	2,826
73	Matthews International Corp., Class A	2,185
80	MAXIMUS, Inc.	4,351
66	McGrath RentCorp	1,662
193	Medicines Co.(b)	4,958
153	Medicis Pharmaceutical Corp., Class A	4,829
90	Medivation, Inc.(b)	9,437
103	MEDNAX, Inc.(b)	7,136
111	Meridian Bioscience, Inc.	1,962
135	Merit Medical Systems, Inc.(b)	1,924
105	Molina Healthcare, Inc.(b)	2,545
145	Momenta Pharmaceuticals, Inc.(b)	2,046

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 59

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Consumer, Non-cyclical continued
117	MoneyGram International, Inc.(b)	$1,866
93	Monro Muffler Brake, Inc.	3,148
195	Monster Worldwide, Inc.(b)	1,359
58	Morningstar, Inc.	3,446
68	Multi-Color Corp.	1,387
216	Myriad Genetics, Inc.(b)	5,398
39	Nash Finch Co.	768
73	National Healthcare Corp.	3,262
121	Natus Medical, Inc.(b)	1,417
134	Navigant Consulting, Inc.(b)	1,481
293	Nektar Therapeutics(a) (b)	2,514
72	Neogen Corp.(b)	2,811
241	NPS Pharmaceuticals, Inc.(b)	1,836
155	Nutraceutical International Corp.(b)	2,371
98	NuVasive, Inc.(b)	2,066
130	NxStage Medical, Inc.(b)	1,657
282	Omnicare, Inc.	9,131
130	On Assignment, Inc.(b)	2,146
151	Onyx Pharmaceuticals, Inc.(b)	10,860
445	Opko Health, Inc.(a) (b)	1,976
102	Optimer Pharmaceuticals, Inc.(b)	1,533
170	OraSure Technologies, Inc.(b)	1,651
46	Orthofix International NV (Curacao)(b)	1,947
105	Par Pharmaceutical Cos., Inc.(b)	5,229
133	PAREXEL International Corp.(b)	3,829
345	PDL BioPharma, Inc.	2,539
41	Peet’s Coffee & Tea, Inc.(b)	3,013
157	Pharmacyclics, Inc.(a) (b)	10,506
104	PharMerica Corp.(b)	1,310
127	PHH Corp.(b)	2,216
261	Pilgrim’s Pride Corp.(b)	1,389
52	Post Holdings, Inc.(b)	1,552
189	Prestige Brands Holdings, Inc.(b)	3,035
186	Protalix BioTherapeutics, Inc.(a) (b)	1,010
128	PSS World Medical, Inc.(b)	2,764
164	Quad Graphics, Inc.(a)	3,004
134	Questcor Pharmaceuticals, Inc.(a) (b)	5,821
123	Quidel Corp.(a) (b)	1,998
125	Ralcorp Holdings, Inc.(b)	8,870
242	Raptor Pharmaceutical Corp.(b)	1,203
136	Regeneron Pharmaceuticals, Inc.(b)	20,135
146	Rent-A-Center, Inc.	5,151
361	ResMed, Inc.	13,563
102	Resources Connection, Inc.	1,140
168	Rigel Pharmaceuticals, Inc.(b)	1,566
88	Rollins, Inc.	2,049
125	Salix Pharmaceuticals Ltd.(b)	5,495
47	Sanderson Farms, Inc.	2,069
104	Scotts Miracle-Gro Co., Class A	4,332
1	Seaboard Corp.(b)	2,089
264	Seattle Genetics, Inc.(a) (b)	7,007
290	Select Medical Holdings Corp.(b)	3,002
421	Service Corp. International	5,490
116	Sirona Dental Systems, Inc.(b)	6,164
349	Smithfield Foods, Inc.(b)	6,743
186	Snyders-Lance, Inc.	4,351
151	Sotheby’s	4,720
92	Spartan Stores, Inc.	1,409
111	Spectrum Pharmaceuticals, Inc.(a) (b)	1,328
65	Staar Surgical Co.(b)	426
618	Star Scientific, Inc.(b)	2,324
31	Steiner Leisure Ltd. (Bahamas)(b)	1,449
119	STERIS Corp.	4,075
263	Stewart Enterprises, Inc., Class A	1,936
17	Strayer Education, Inc.	1,101
392	SUPERVALU, Inc.(a)	933
88	Team Health Holdings, Inc.(b)	2,512
82	Team, Inc.(b)	2,564
80	Techne Corp.	5,486
120	Tejon Ranch Co.(b)	3,355
87	Teleflex, Inc.	5,745
101	TeleTech Holdings, Inc.(b)	1,668
152	Theravance, Inc.(b)	4,054
126	Thoratec Corp.(b)	4,270
77	TNS, Inc.(b)	1,125
50	Tootsie Roll Industries, Inc.(a)	1,269
152	Towers Watson & Co., Class A	8,257
52	TreeHouse Foods, Inc.(b)	2,701
82	Triple-S Management Corp., Class B (Puerto Rico)(b)	1,676
121	TrueBlue, Inc.(b)	1,879
119	Tupperware Brands Corp.	6,364
74	United Natural Foods, Inc.(b)	4,254
276	United Rentals, Inc.(b)	8,918
103	United Therapeutics Corp.(b)	5,574
181	Universal American Corp.(b)	1,638
45	Universal Corp.	2,134
193	Universal Health Services, Inc., Class B	7,710
90	Valassis Communications, Inc.(a) (b)	2,256
142	Vanguard Health Systems, Inc.(b)	1,384
251	VCA Antech, Inc.(b)	4,854
114	Vector Group Ltd.	1,939
304	Verisk Analytics, Inc., Class A(b)	14,750
See notes to financial statements.
60 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value
	Consumer, Non-cyclical continued
400	Vertex Pharmaceuticals, Inc.(b)	$21,332
74	Viad Corp.	1,515
356	Vical, Inc.(b)	1,292
207	ViroPharma, Inc.(b)	5,506
265	Vivus, Inc.(b)	5,684
99	Volcano Corp.(b)	2,800
53	WD-40 Co.	2,587
85	Weight Watchers International, Inc.(a)	4,060
31	Weis Markets, Inc.	1,307
84	WellCare Health Plans, Inc.(b)	4,762
69	West Pharmaceutical Services, Inc.	3,267
80	Wright Express Corp.(b)	5,267
122	Wright Medical Group, Inc.(b)	2,525
227	XenoPort, Inc.(b)	2,116
179	Zipcar, Inc.(b)	1,414
		1,098,199

	Diversified - 0.0%*
402	Harbinger Group, Inc.(b)	3,361

	Energy - 4.8%
575	Abraxas Petroleum Corp.(a) (b)	1,167
420	Amyris, Inc.(b)	1,310
43	Approach Resources, Inc.(b)	1,236
128	Atwood Oceanics, Inc.(b)	5,924
99	Berry Petroleum Co., Class A	3,647
159	Bill Barrett Corp.(b)	3,487
558	BPZ Resources, Inc.(a) (b)	1,278
42	CARBO Ceramics, Inc.(a)	2,956
88	Carrizo Oil & Gas, Inc.(b)	2,221
464	Cheniere Energy, Inc.(b)	6,849
183	Cimarex Energy Co.	10,469
20	Clayton Williams Energy, Inc.(b)	961
129	Clean Energy Fuels Corp.(a) (b)	1,695
123	Cloud Peak Energy, Inc.(b)	2,164
184	Concho Resources, Inc.(b)	16,512
51	Contango Oil & Gas Co.(b)	2,832
133	Continental Resources, Inc.(b)	9,850
160	Crosstex Energy, Inc.	1,984
90	CVR Energy, Inc.(b)	2,684
150	Dresser-Rand Group, Inc.(b)	7,593
90	Dril-Quip, Inc.(b)	6,304
227	Endeavour International Corp.(a) (b)	1,918
142	Energen Corp.	7,249
150	Energy Partners Ltd.(b)	2,583
223	Energy XXI Bermuda Ltd. (Bermuda)	7,334
172	Exterran Holdings, Inc.(b)	3,163
254	Flotek Industries, Inc.(b)	3,005
252	FX Energy, Inc.(b)	1,928
78	Goodrich Petroleum Corp.(a) (b)	991
296	Green Plains Renewable Energy, Inc.(b)	1,362
132	Gulfport Energy Corp.(b)	3,472
154	Harvest Natural Resources, Inc.(b)	1,314
273	Helix Energy Solutions Group, Inc.(b)	4,810
590	Hercules Offshore, Inc.(b)	2,425
361	HollyFrontier Corp.	14,545
83	Hornbeck Offshore Services, Inc.(b)	3,224
387	ION Geophysical Corp.(b)	2,527
324	Key Energy Services, Inc.(b)	2,563
575	Kodiak Oil & Gas Corp. (Canada)(b)	5,140
78	Lufkin Industries, Inc.	4,089
226	Magnum Hunter Resources Corp.(a) (b)	972
353	McMoRan Exploration Co.(a) (b)	4,458
285	Newpark Resources, Inc.(b)	1,961
127	Northern Oil and Gas, Inc.(b)	2,075
110	Oasis Petroleum, Inc.(b)	3,226
197	Oceaneering International, Inc.	10,547
96	Oil States International, Inc.(b)	7,511
22	OYO Geospace Corp.(b)	2,015
340	Parker Drilling Co.(b)	1,408
446	Patterson-UTI Energy, Inc.	6,775
60	PDC Energy, Inc.(b)	1,670
269	Petroquest Energy, Inc.(b)	1,713
187	Pioneer Energy Services Corp.(b)	1,440
334	Plains Exploration & Production Co.(b)	13,133
175	Resolute Energy Corp.(b)	1,582
124	Rex Energy Corp.(b)	1,536
132	Rosetta Resources, Inc.(b)	5,668
262	RPC, Inc.(a)	3,209
972	SandRidge Energy, Inc.(a) (b)	6,386
49	SEACOR Holdings, Inc.(b)	4,214
89	SemGroup Corp., Class A(b)	3,163
148	SM Energy Co.	6,990
127	Stone Energy Corp.(b)	2,988
137	SunCoke Energy, Inc.(b)	2,167
332	Superior Energy Services, Inc.(b)	6,896
83	Swift Energy Co.(b)	1,618
47	Targa Resources Corp.	2,128
117	Tesco Corp. (Canada)(b)	1,189
174	Tetra Technologies, Inc.(b)	1,115
89	Unit Corp.(b)	3,540
256	Vaalco Energy, Inc.(b)	1,897
1,352	Vantage Drilling Co. (Cayman Islands)(b)	2,055
92	Venoco, Inc.(b)	1,029

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 61

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Energy continued
75	W&T Offshore, Inc.	$1,294
177	Western Refining, Inc.	4,951
270	Whiting Petroleum Corp.(b)	12,020
587	ZaZa Energy Corp.(b)	1,773
		305,077

	Financial - 24.2%
141	Acadia Realty Trust, REIT	3,511
131	Affiliated Managers Group, Inc.(b)	15,408
89	Air Lease Corp.(a) (b)	1,835
230	Aircastle Ltd. (Bermuda)	2,627
94	Alexander & Baldwin, Inc.(b)	2,784
7	Alexander’s, Inc., REIT	3,147
129	Alexandria Real Estate Equities, Inc., REIT	9,533
14	Alleghany Corp.(b)	4,720
81	Allied World Assurance Co. Holdings AG (Switzerland)	6,361
200	Alterra Capital Holdings Ltd. (Bermuda)	4,594
108	Altisource Portfolio Solutions SA (Luxembourg)(b)	9,103
89	American Assets Trust, Inc., REIT	2,426
127	American Campus Communities, Inc., REIT	5,921
347	American Capital Agency Corp., REIT	12,089
969	American Capital Ltd.(b)	10,649
201	American Equity Investment Life Holding Co.	2,324
158	American Financial Group, Inc.	5,934
63	American National Insurance Co.	4,453
147	American Realty Capital Properties, Inc., REIT	1,691
113	Amtrust Financial Services, Inc.	2,946
2,098	Annaly Capital Management, Inc., REIT	36,316
487	Anworth Mortgage Asset Corp., REIT	3,341
388	Apollo Investment Corp.	3,112
375	Arbor Realty Trust, Inc., REIT	2,156
228	Arch Capital Group Ltd. (Bermuda)(b)	9,099
87	Argo Group International Holdings Ltd. (Bermuda)	2,572
301	Armour Residential REIT, Inc., REIT	2,245
177	Arthur J Gallagher & Co.	6,322
300	Ashford Hospitality Trust, Inc., REIT	2,484
187	Aspen Insurance Holdings Ltd. (Bermuda)	5,438
386	Associated Banc-Corp.	5,003
146	Associated Estates Realty Corp., REIT	2,221
303	Assured Guaranty Ltd. (Bermuda)	4,000
171	Astoria Financial Corp.	1,722
187	AV Homes, Inc.(b)	2,756
225	Axis Capital Holdings Ltd. (Bermuda)	7,666
186	BancorpSouth, Inc.	2,742
95	Bank of Hawaii Corp.	4,392
169	Bank of South Carolina Corp.	2,065
114	Bank of the Ozarks, Inc.	3,659
91	Banner Corp.	2,200
192	BBCN Bancorp, Inc.(b)	2,404
151	Beneficial Mutual Bancorp, Inc.(b)	1,330
232	BGC Partners, Inc., Class A	1,046
264	BioMed Realty Trust, Inc., REIT	4,892
41	BOK Financial Corp.	2,360
203	Boston Private Financial Holdings, Inc.	1,926
346	Brandywine Realty Trust, REIT	4,221
167	BRE Properties, Inc., REIT	8,337
102	Bridge Bancorp, Inc.	2,066
446	Brookfield Office Properties, Inc. (Canada)(a)	7,466
195	Brookline Bancorp, Inc.	1,656
270	Brown & Brown, Inc.	7,085
172	Camden Property Trust, REIT	11,942
184	Campus Crest Communities, Inc., REIT	1,987
172	Capital City Bank Group, Inc.	1,538
664	Capital Trust, Inc., Class A, REIT(b)	2,058
720	CapitalSource, Inc.	4,990
270	Capitol Federal Financial, Inc.	3,205
277	Capstead Mortgage Corp., REIT	3,972
235	Cathay General Bancorp	3,847
362	CBL & Associates Properties, Inc., REIT	7,736
406	Cedar Realty Trust, Inc., REIT	2,229
174	Central Pacific Financial Corp.(b)	2,419
89	Chemical Financial Corp.	2,042
248	Chesapeake Lodging Trust, REIT	4,620
2,453	Chimera Investment Corp., REIT	6,231
449	CIT Group, Inc.(b)	16,954
304	Citizens Republic Bancorp, Inc.(b)	6,223
62	City Holding Co.	2,115
84	City National Corp.	4,313
48	CNA Financial Corp.	1,254
616	CNO Financial Group, Inc.	5,482
59	Cohen & Steers, Inc.	1,991
205	Colonial Properties Trust, REIT	4,494
152	Colony Financial, Inc., REIT	2,920
89	Columbia Banking System, Inc.	1,588
168	Commerce Bancshares, Inc.	6,759
221	CommonWealth REIT, REIT	3,308
99	Community Bank System, Inc.	2,776
73	Community Trust Bancorp, Inc.	2,510
84	Coresite Realty Corp., REIT	2,284
253	Corporate Office Properties Trust, REIT	5,657
345	Cousins Properties, Inc., REIT	2,757
265	Cowen Group, Inc., Class A(b)	692
34	Credit Acceptance Corp.(b)	3,348

See notes to financial statements.
62 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Financial continued
238	CreXus Investment Corp., REIT	$2,447
309	CubeSmart, REIT	3,986
113	Cullen/Frost Bankers, Inc.	6,283
288	CVB Financial Corp.	3,442
270	CYS Investments, Inc., REIT	3,883
609	DCT Industrial Trust, Inc., REIT	3,849
493	DDR Corp., REIT	7,503
104	DFC Global Corp.(b)	1,936
388	DiamondRock Hospitality Co., REIT	3,733
212	Digital Realty Trust, Inc., REIT	15,796
144	Dime Community Bancshares, Inc.	2,013
294	Douglas Emmett, Inc., REIT	7,053
146	Duff & Phelps Corp., Class A	1,935
608	Duke Realty Corp., REIT	8,816
168	DuPont Fabros Technology, Inc., REIT	4,630
230	Dynex Capital, Inc., REIT	2,404
397	East West Bancorp, Inc.	8,710
77	EastGroup Properties, Inc., REIT	4,127
219	Eaton Vance Corp.	5,933
293	Education Realty Trust, Inc., REIT	3,387
145	Employers Holdings, Inc.	2,643
94	Encore Capital Group, Inc.(b)	2,635
119	Endurance Specialty Holdings Ltd. (Bermuda)	4,499
26	Enstar Group Ltd. (Bermuda)(b)	2,404
115	Enterprise Financial Services Corp.	1,423
88	Entertainment Properties Trust, REIT	4,012
81	Epoch Holding Corp.	1,706
105	Equity Lifestyle Properties, Inc., REIT	7,220
80	Equity One, Inc., REIT	1,696
64	Erie Indemnity Co., Class A	4,081
81	Essex Property Trust, Inc., REIT	12,310
57	Evercore Partners, Inc., Class A	1,408
117	Everest Re Group Ltd. (Bermuda)	12,128
249	Extra Space Storage, Inc., REIT	8,493
5,261	Fannie Mae(b)	1,299
50	FBL Financial Group, Inc., Class A	1,656
111	Federal Realty Investment Trust, REIT	11,978
439	FelCor Lodging Trust, Inc., REIT(b)	2,037
566	Fidelity National Financial, Inc., Class A	10,663
193	Fifth Street Finance Corp.	2,025
88	Financial Engines, Inc.(b)	1,874
247	First American Financial Corp.	4,760
18	First Citizens BancShares, Inc., Class A	2,973
801	First Commonwealth Financial Corp.	5,575
147	First Financial Bancorp	2,393
82	First Financial Bankshares, Inc.(a)	2,852
279	First Industrial Realty Trust, Inc., REIT(b)	3,599
446	First Midwest Bancorp, Inc.	5,267
983	First Niagara Financial Group, Inc.	7,756
140	First Potomac Realty Trust, REIT	1,793
192	FirstMerit Corp.	3,012
198	Flagstone Reinsurance Holdings SA (Luxembourg)	1,691
334	FNB Corp.	3,657
131	FNB United Corp.(a) (b)	1,598
366	Forest City Enterprises, Inc., Class A(b)	5,519
297	Forestar Group, Inc.(b)	4,274
187	Franklin Street Properties Corp., REIT	2,079
452	Fulton Financial Corp.	4,398
205	FXCM, Inc.	1,796
2,056	General Growth Properties, Inc., REIT	42,313
72	Getty Realty Corp., REIT(a)	1,290
183	Glacier Bancorp, Inc.	2,820
306	Glimcher Realty Trust, REIT	3,207
99	Government Properties Income Trust, REIT	2,236
575	Gramercy Capital Corp., REIT(b)	1,541
54	Greenhill & Co., Inc.	2,357
96	Greenlight Capital RE Ltd., Class A (Cayman Islands)(b)	2,331
162	GSV Capital Corp.(b)	1,398
687	Hampton Roads Bankshares, Inc.(b)	1,374
180	Hancock Holding Co.	5,335
119	Hanover Insurance Group, Inc.	4,247
122	Harleysville Savings Financial Corp.	2,044
135	Hatteras Financial Corp., REIT	3,914
252	HCC Insurance Holdings, Inc.	8,336
272	Healthcare Realty Trust, Inc., REIT	6,599
996	Hersha Hospitality Trust, REIT	4,960
127	HFF, Inc., Class A(b)	1,689
101	Higher One Holdings, Inc.(a) (b)	1,245
156	Highwoods Properties, Inc., REIT	5,087
164	Hilltop Holdings, Inc.(b)	1,837
104	Home Bancshares, Inc.	3,277
79	Home Properties, Inc., REIT	5,044
135	Horace Mann Educators Corp.	2,372
114	Horizon Bancorp(a)	3,085
290	Hospitality Properties Trust, REIT	6,980
57	Howard Hughes Corp.(b)	3,750
211	Hudson Pacific Properties, Inc., REIT	3,743
68	Iberiabank Corp.	3,190
79	Independent Bank Corp.	2,304
1,137	Independent Bank Corp.(b)	3,070
48	Infinity Property & Casualty Corp.	2,693
290	Inland Real Estate Corp., REIT	2,378

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 63

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Financial continued
179	Interactive Brokers Group, Inc., Class A	$2,474
150	International Bancshares Corp.	2,739
77	International FCStone, Inc.(b)	1,396
164	Invesco Mortgage Capital, Inc., REIT	3,360
329	Investors Bancorp, Inc.(b)	5,649
357	Investors Real Estate Trust, REIT	2,981
386	iStar Financial, Inc., REIT(b)	2,771
254	Janus Capital Group, Inc.	2,215
383	Jefferies Group, Inc.	5,626
88	Jones Lang LaSalle, Inc.	6,347
118	KBW, Inc.(a)	1,804
128	Kemper Corp.	3,917
117	Kilroy Realty Corp., REIT	5,524
74	Knight Capital Group, Inc., Class A(a) (b)	204
598	Ladenburg Thalmann Financial Services, Inc.(b)	831
195	LaSalle Hotel Properties, REIT	5,314
309	Lexington Realty Trust, REIT	2,898
238	Liberty Property Trust, REIT	8,777
78	LTC Properties, Inc., REIT	2,632
311	Macerich Co., REIT	18,526
181	Mack-Cali Realty Corp., REIT	4,833
224	Maiden Holdings Ltd. (Bermuda)	2,056
113	Main Street Capital Corp.	3,007
20	Markel Corp.(b)	8,698
103	MarketAxess Holdings, Inc.	3,355
122	MB Financial, Inc.	2,491
260	MBIA, Inc.(a) (b)	2,829
691	MCG Capital Corp.	3,213
232	Meadowbrook Insurance Group, Inc.	1,761
241	Medical Properties Trust, Inc., REIT	2,485
74	Merchants Bancshares, Inc.	2,073
54	Mercury General Corp.	2,068
496	MFA Financial, Inc., REIT	4,062
101	MID-America Apartment Communities, Inc., REIT	6,868
192	Monmouth Real Estate Investment Corp., Class A, REIT	2,145
123	Montpelier RE Holdings Ltd. (Bermuda)	2,652
732	MPG Office Trust, Inc., REIT(b)	2,562
142	National Financial Partners Corp.(b)	2,093
63	National Health Investors, Inc., REIT	3,291
355	National Penn Bancshares, Inc.	3,160
162	National Retail Properties, Inc., REIT	5,032
46	Navigators Group, Inc.(b)	2,234
105	NBT Bancorp, Inc.	2,208
122	Nelnet, Inc., Class A	2,922
840	New York Community Bancorp, Inc.	11,138
216	New York Mortgage Trust, Inc., REIT	1,488
516	Newcastle Investment Corp., REIT	3,922
157	NewStar Financial, Inc.(b)	1,857
571	NorthStar Realty Finance Corp., REIT	3,352
220	Northwest Bancshares, Inc.	2,658
193	Ocean Shore Holding Co.	2,546
196	Ocwen Financial Corp.(b)	5,043
249	Old National Bancorp	3,287
479	Old Republic International Corp.	4,134
151	Omega Healthcare Investors, Inc., REIT	3,627
89	One Liberty Properties, Inc., REIT	1,701
93	Oppenheimer Holdings, Inc.	1,388
349	Oriental Financial Group, Inc. (Puerto Rico)	3,699
66	Pacific Capital Bancorp(b)	3,031
103	PacWest Bancorp	2,398
46	Park National Corp.(a)	3,098
316	Parkway Properties, Inc., REIT	3,669
144	PartnerRe Ltd. (Bermuda)	10,570
137	Pebblebrook Hotel Trust, REIT	3,237
207	Pennsylvania Real Estate Investment Trust, REIT	3,254
106	PennyMac Mortgage Investment Trust, REIT	2,283
343	Piedmont Office Realty Trust, Inc., Class A, REIT	5,821
122	Pinnacle Financial Partners, Inc.(b)	2,335
58	Piper Jaffray Cos.(b)	1,427
112	Platinum Underwriters Holdings Ltd. (Bermuda)	4,451
208	PMC Commercial Trust, REIT	1,545
352	Popular, Inc. (Puerto Rico)(b)	5,576
36	Portfolio Recovery Associates, Inc.(b)	3,613
149	Post Properties, Inc., REIT	7,606
146	Potlatch Corp., REIT	5,265
174	Power REIT, REIT	1,321
317	Preferred Apartment Communities, Inc., Class A, REIT	2,599
84	Primerica, Inc.	2,449
283	PrivateBancorp, Inc.	4,613
73	ProAssurance Corp.	6,514
384	ProLogis, Inc., REIT	13,121
97	Prosperity Bancshares, Inc.	4,084
201	Protective Life Corp.	5,678
177	Provident Financial Services, Inc.	2,733
47	PS Business Parks, Inc., REIT	3,204
605	Radian Group, Inc.(a)	2,033
338	Rait Financial Trust, REIT	1,589
141	Ramco-Gershenson Properties Trust, REIT	1,827
226	Raymond James Financial, Inc.	7,955
190	Rayonier, Inc., REIT	9,308
194	Realty Income Corp., REIT	8,173
186	Redwood Trust, Inc., REIT	2,665

See notes to financial statements.
64 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Financial continued
204	Regency Centers Corp., REIT	$9,996
152	Reinsurance Group of America, Inc.	8,928
106	RenaissanceRe Holdings Ltd. (Bermuda)	8,189
280	Resource Capital Corp., REIT	1,674
48	RLI Corp.	3,041
135	RLJ Lodging Trust, REIT	2,408
41	Rouse Properties, Inc., REIT(a)	570
108	S&T Bancorp, Inc.	1,874
445	Sabra Health Care REIT, Inc., REIT	8,531
49	Safety Insurance Group, Inc.	2,219
130	Sandy Spring Bancorp, Inc.	2,384
67	Saul Centers, Inc., REIT	2,888
56	SCBT Financial Corp.	2,252
365	SEI Investments Co.	7,939
147	Selective Insurance Group, Inc.	2,636
279	Senior Housing Properties Trust, REIT	6,171
377	Shore Bancshares, Inc.	2,123
81	Signature Bank(b)	5,235
71	Simmons First National Corp., Class A	1,653
187	SL Green Realty Corp., REIT	15,072
83	Sovran Self Storage, Inc., REIT	4,719
239	St Joe Co.(b)	4,582
123	StanCorp Financial Group, Inc.	3,840
238	Starwood Property Trust, Inc., REIT	5,605
120	State Bank Financial Corp.	1,944
79	Steel Excel, Inc.(b)	1,992
188	Sterling Financial Corp.	3,986
108	Stifel Financial Corp.(b)	3,529
496	Strategic Hotels & Resorts, Inc., REIT(b)	3,026
246	Suffolk Bancorp(b)	3,724
164	Summit Hotel Properties, Inc., REIT	1,397
95	Sun Communities, Inc., REIT	4,352
293	Sunstone Hotel Investors, Inc., REIT(b)	3,056
688	Susquehanna Bancshares, Inc.	7,231
90	SVB Financial Group(b)	5,219
89	SY Bancorp, Inc.	2,082
105	Symetra Financial Corp.	1,283
1,317	Synovus Financial Corp.	2,739
242	Tanger Factory Outlet Centers, REIT	8,119
120	Taubman Centers, Inc., REIT	9,602
356	TCF Financial Corp.	3,959
581	TD Ameritrade Holding Corp.	9,941
160	Terreno Realty Corp., REIT	2,410
122	Texas Capital Bancshares, Inc.(b)	5,614
98	TFS Financial Corp.(b)	866
426	Thomas Properties Group, Inc.	2,369
49	Tompkins Financial Corp.	1,903
123	Tower Group, Inc.	2,293
131	TowneBank	1,928
300	TrustCo Bank Corp. NY	1,674
129	Trustmark Corp.	3,056
523	UDR, Inc., REIT	13,206
78	UMB Financial Corp.	3,824
204	Umpqua Holdings Corp.	2,579
102	Union Bankshares, Inc.	2,005
196	Union First Market Bankshares Corp.	2,877
232	United Bancorp, Inc.	1,763
108	United Bankshares, Inc.(a)	2,628
111	United Community Banks, Inc.(b)	886
86	United Fire Group, Inc.	1,904
60	Universal Health Realty Income Trust, REIT	2,590
106	Urstadt Biddle Properties, Inc., Class A, REIT	2,067
269	US Global Investors, Inc.	1,402
191	Validus Holdings Ltd. (Bermuda)	6,400
386	Valley National Bancorp	3,744
169	Ventas, Inc., REIT	11,068
21	Virtus Investment Partners, Inc.(b)	1,798
196	Waddell & Reed Financial, Inc., Class A	5,802
94	Walter Investment Management Corp., REIT	2,631
283	Washington Federal, Inc.	4,556
133	Washington Real Estate Investment Trust, REIT	3,572
220	Webster Financial Corp.	4,682
300	Weingarten Realty Investors, REIT	8,379
105	WesBanco, Inc.	2,134
67	Westamerica Bancorporation	3,119
266	Western Alliance Bancorp(b)	2,476
17	White Mountains Insurance Group Ltd. (Bermuda)	8,846
179	Whitestone REIT, Class B, REIT	2,352
435	Winthrop Realty Trust, REIT	4,942
64	Wintrust Financial Corp.	2,394
42	World Acceptance Corp.(b)	3,066
252	WR Berkley Corp.	9,420
605	ZipRealty, Inc.(b)	1,355
		1,524,949

	Industrial - 14.2%
4,232	A123 Systems, Inc.(b)	1,095
96	AAR Corp.	1,428
171	Actuant Corp., Class A	4,809
64	Acuity Brands, Inc.	4,106
168	Advanced Energy Industries, Inc.(b)	2,145
322	AECOM Technology Corp.(b)	6,244
102	Aegion Corp.(b)	1,991

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 65

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Industrial continued
64	Aerovironment, Inc.(b)	$1,527
250	AGCO Corp.(b)	10,523
242	Air T, Inc.	1,970
358	Air Transport Services Group, Inc.(b)	1,665
91	Albany International Corp., Class A	1,922
88	Alliant Techsystems, Inc.	4,311
20	Amerco, Inc.	1,861
69	American Railcar Industries, Inc.(b)	1,969
27	American Science & Engineering, Inc.	1,606
529	AMETEK, Inc.	18,150
42	Analogic Corp.	2,919
85	AO Smith Corp.	4,650
84	Applied Industrial Technologies, Inc.	3,417
138	Aptargroup, Inc.	6,990
57	Armstrong World Industries, Inc.	2,506
71	Astec Industries, Inc.(b)	2,082
64	Atlas Air Worldwide Holdings, Inc.(b)	3,296
307	Avnet, Inc.(b)	9,888
97	AVX Corp.	993
94	AZZ, Inc.	2,985
207	B/E Aerospace, Inc.(b)	8,334
249	Babcock & Wilcox Co.(b)	6,143
49	Badger Meter, Inc.	1,662
125	Barnes Group, Inc.	2,959
105	Belden, Inc.	3,584
118	Benchmark Electronics, Inc.(b)	1,894
159	Blount International, Inc.(b)	2,048
90	Brady Corp., Class A	2,527
101	Briggs & Stratton Corp.	1,749
57	Bristow Group, Inc.	2,673
150	Calgon Carbon Corp.(b)	2,048
1,157	Capstone Turbine Corp.(a) (b)	1,156
105	Carlisle Cos., Inc.	5,496
138	Celadon Group	2,278
84	Ceradyne, Inc.	1,995
87	Chart Industries, Inc.(b)	6,073
138	Checkpoint Systems, Inc.(b)	1,103
57	CIRCOR International, Inc.	1,815
103	CLARCOR, Inc.	4,958
80	Clean Harbors, Inc.(b)	4,351
103	Cognex Corp.	3,717
68	Coherent, Inc.(b)	3,202
135	Colfax Corp.(b)	4,440
104	Con-way, Inc.	3,152
285	Covanta Holding Corp.	4,874
113	Crane Co.	4,293
348	Crown Holdings, Inc.(b)	12,615
217	CTS Corp.	2,137
48	Cubic Corp.	2,424
84	Curtiss-Wright Corp.	2,525
71	Cymer, Inc.(b)	4,026
209	Daktronics, Inc.	1,998
200	Darling International, Inc.(b)	3,324
254	Donaldson Co., Inc.	8,964
79	Drew Industries, Inc.(b)	2,289
95	Ducommun, Inc.(b)	1,395
148	Dycom Industries, Inc.(b)	2,149
384	Eagle Bulk Shipping, Inc. (Marshall Islands)(a) (b)	1,098
103	Eagle Materials, Inc.	4,393
150	EMCOR Group, Inc.	4,144
82	Encore Wire Corp.	2,322
165	Energizer Holdings, Inc.	11,368
656	EnergySolutions, Inc.(b)	1,607
113	EnerSys, Inc.(b)	4,209
57	EnPro Industries, Inc.(b)	2,140
57	ESCO Technologies, Inc.	2,020
70	Esterline Technologies Corp.(b)	4,186
689	Exelis, Inc.	6,959
58	Exponent, Inc.(b)	3,019
66	FARO Technologies, Inc.(b)	2,604
104	FEI Co.	5,586
414	Fortune Brands Home & Security, Inc.(b)	10,557
72	Forward Air Corp.	2,421
60	Franklin Electric Co., Inc.	3,254
118	Gardner Denver, Inc.	7,113
82	GATX Corp.	3,375
142	General Cable Corp.(b)	3,847
120	Genesee & Wyoming, Inc., Class A(b)	7,627
371	Gentex Corp.	6,500
82	Gorman-Rupp Co.	2,258
124	Graco, Inc.	6,126
317	GrafTech International Ltd.(b)	2,970
81	Granite Construction, Inc.	2,233
197	Graphic Packaging Holding Co.(b)	1,101
58	Greenbrier Cos., Inc.(b)	838
72	Greif, Inc., Class A	3,204
379	Griffon Corp.	3,665
79	Gulfmark Offshore, Inc., Class A(b)	2,771
170	Harsco Corp.	3,466
34	Haynes International, Inc.	1,658
107	Heartland Express, Inc.	1,393
102	HEICO Corp., Class A	3,032

See notes to financial statements.
66 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Industrial continued
219	Hexcel Corp.(b)	$4,965
144	Hillenbrand, Inc.	2,609
84	HUB Group, Inc., Class A(b)	2,528
75	Hubbell, Inc., Class B	6,062
117	Huntington Ingalls Industries(b)	4,688
171	IDEX Corp.	6,816
146	II-VI, Inc.(b)	2,716
90	Interline Brands, Inc.(b)	2,291
103	iRobot Corp.(b)	2,595
108	Itron, Inc.(b)	4,683
174	ITT Corp.	3,463
216	JB Hunt Transport Services, Inc.	11,327
87	John Bean Technologies Corp.	1,389
80	Kaman Corp.	2,624
275	Kansas City Southern	21,266
80	Kaydon Corp.	1,779
311	KBR, Inc.	8,425
173	Kennametal, Inc.	6,373
106	Kirby Corp.(b)	5,581
119	Knight Transportation, Inc.	1,702
58	Koppers Holdings, Inc.	1,880
238	Kratos Defense & Security Solutions, Inc.(b)	1,138
104	Landstar System, Inc.	4,916
64	Layne Christensen Co.(b)	1,244
86	Lennox International, Inc.	4,086
1,718	Lime Energy Co.(b)	1,271
194	Lincoln Electric Holdings, Inc.	8,002
43	Lindsay Corp.	2,810
55	Littelfuse, Inc.	2,821
314	Louisiana-Pacific Corp.(b)	4,214
58	LSB Industries, Inc.(b)	2,187
346	Manitowoc Co., Inc.	4,456
91	Marten Transport	1,605
97	Martin Marietta Materials, Inc.	7,409
150	MasTec, Inc.(b)	2,736
94	Matson, Inc.	2,133
499	McDermott International, Inc. (Panama)(b)	5,559
61	Mettler-Toledo International, Inc.(b)	10,072
98	Michael Baker Corp.(b)	2,339
52	Middleby Corp.(b)	5,988
79	Mine Safety Appliances Co.	2,755
69	Moog, Inc., Class A(b)	2,527
92	Mueller Industries, Inc.	3,965
545	Mueller Water Products, Inc., Class A	2,087
94	MYR Group, Inc.(b)	1,912
18	NACCO Industries, Inc., Class A	1,915
190	National Instruments Corp.	4,894
14	National Presto Industries, Inc.(a)	1,018
122	Newport Corp.(b)	1,516
114	Nordson Corp.	6,704
112	Old Dominion Freight Line, Inc.(b)	5,015
136	Orbital Sciences Corp.(b)	1,877
54	OSI Systems, Inc.(b)	4,001
218	Overseas Shipholding Group, Inc.	1,310
239	Owens Corning(b)	7,973
303	Packaging Corp. of America	9,702
64	Park Electrochemical Corp.	1,663
210	Pentair, Inc.	8,925
78	Plexus Corp.(b)	2,331
128	Polypore International, Inc.(a) (b)	4,150
450	Power-One, Inc.(b)	2,763
202	Quality Distribution, Inc.(b)	1,965
106	Quanex Building Products Corp.	1,855
180	RailAmerica, Inc.(b)	4,932
136	Raven Industries, Inc.	4,130
80	RBC Bearings, Inc.(b)	3,679
66	Regal-Beloit Corp.	4,492
926	Rentech, Inc.(b)	2,037
129	Robbins & Myers, Inc.	7,717
119	Rock-Tenn Co., Class A	7,946
98	Rofin-Sinar Technologies, Inc.(b)	2,130
52	Rogers Corp.(b)	2,069
80	RTI International Metals, Inc.(b)	1,735
176	Sanmina-SCI Corp.(b)	1,521
55	Sauer-Danfoss, Inc.	2,097
202	Shaw Group, Inc.(b)	8,500
139	Ship Finance International Ltd. (Bermuda)(a)	2,243
118	Silgan Holdings, Inc.	4,948
92	Simpson Manufacturing Co., Inc.	2,340
358	SmartHeat, Inc.(b)(e)(f)	1,085
208	Smith & Wesson Holding Corp.(b)	1,672
196	Sonoco Products Co.	5,996
188	Spirit Aerosystems Holdings, Inc., Class A(b)	4,674
118	SPX Corp.	7,540
302	Stoneridge, Inc.(b)	1,909
47	Sturm Ruger & Co., Inc.(a)	2,035
84	Sun Hydraulics Corp.	1,945
283	Swift Transportation Co.(b)	2,306
67	TAL International Group, Inc.	2,279
248	TASER International, Inc.(b)	1,327
83	Tech Data Corp.(b)	4,032
87	Teekay Corp. (Marshall Islands)	2,573

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 67

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Industrial continued
69	Teledyne Technologies, Inc.(b)	$4,451
70	Tennant Co.	2,937
259	Terex Corp.(b)	5,716
127	Tetra Tech, Inc.(b)	3,294
52	Texas Industries, Inc.(a) (b)	2,026
61	Textainer Group Holdings Ltd. (Bermuda)	2,155
117	Tidewater, Inc.	5,549
218	Timken Co.	8,755
106	TransDigm Group, Inc.(b)	14,694
100	Tredegar Corp.	1,618
112	Trex Co., Inc.(b)	3,444
89	Trimas Corp.(b)	1,914
243	Trimble Navigation Ltd.(b)	11,919
191	Trinity Industries, Inc.	5,413
78	Triumph Group, Inc.	4,636
252	TTM Technologies, Inc.(b)	2,671
233	Tutor Perini Corp.(b)	2,472
72	Twin Disc, Inc.	1,333
132	Universal Display Corp.(a) (b)	5,329
48	Universal Forest Products, Inc.	1,845
190	URS Corp.	6,918
244	USG Corp.(b)	5,017
232	UTi Worldwide, Inc. (British Virgin Islands)	3,185
51	Valmont Industries, Inc.	6,464
377	Vishay Intertechnology, Inc.(b)	3,604
107	Wabtec Corp.	8,361
220	Waste Connections, Inc.	6,369
62	Watts Water Technologies, Inc., Class A	2,272
100	Werner Enterprises, Inc.	2,225
149	Woodward, Inc.	5,205
150	Worthington Industries, Inc.	3,135
121	XPO Logistics, Inc.(b)	1,794
258	YRC Worldwide, Inc.(b)	1,442
127	Zebra Technologies Corp., Class A(b)	4,736
		892,840

	Technology - 8.3%
94	3D Systems Corp.(a) (b)	4,109
102	ACI Worldwide, Inc.(b)	4,425
1,040	Activision Blizzard, Inc.	12,230
181	Acxiom Corp.(b)	3,088
120	Advent Software, Inc.(b)	2,851
407	Allscripts Healthcare Solutions, Inc.(b)	4,274
288	Amkor Technology, Inc.(a) (b)	1,351
207	ANSYS, Inc.(b)	14,428
295	Applied Micro Circuits Corp.(b)	1,507
229	Ariba, Inc.(b)	10,234
219	Aspen Technology, Inc.(b)	5,339
70	athenahealth, Inc.(b)	6,186
689	Atmel Corp.(b)	4,086
106	ATMI, Inc.(b)	2,004
117	Avid Technology, Inc.(b)	1,078
438	AXT, Inc.(b)	1,467
76	Blackbaud, Inc.	1,853
107	Bottomline Technologies, Inc.(b)	2,401
314	Broadridge Financial Solutions, Inc.	7,436
1,198	Brocade Communications Systems, Inc.(b)	6,948
172	Brooks Automation, Inc.	1,378
54	Cabot Microelectronics Corp.	1,797
65	CACI International, Inc., Class A(b)	3,470
587	Cadence Design Systems, Inc.(b)	7,748
138	Cavium, Inc.(b)	4,457
57	Ceva, Inc.(b)	919
114	Cirrus Logic, Inc.(b)	4,750
97	CommVault Systems, Inc.(b)	4,891
45	Computer Programs & Systems, Inc.	2,275
655	Compuware Corp.(b)	6,550
85	Concur Technologies, Inc.(b)	6,154
233	Cree, Inc.(a) (b)	6,571
104	CSG Systems International, Inc.(b)	2,206
320	Cypress Semiconductor Corp.	3,715
163	Diebold, Inc.	5,311
89	Digital River, Inc.(b)	1,483
90	Diodes, Inc.(b)	1,664
92	DST Systems, Inc.	4,681
242	Dynamics Research Corp.(b)	1,440
114	Ebix, Inc.(a)	2,735
233	Electronics for Imaging, Inc.(b)	3,600
236	Emulex Corp.(b)	1,617
428	Entegris, Inc.(b)	3,762
315	Entropic Communications, Inc.(b)	1,710
85	Fair Isaac Corp.	3,630
297	Fairchild Semiconductor International, Inc.(b)	4,312
264	FormFactor, Inc.(b)	1,344
248	Fortinet, Inc.(b)	6,574
48	Fusion-IO, Inc.(b)	1,345
436	GT Advanced Technologies, Inc.(b)	2,529
77	Hittite Microwave Corp.(b)	4,033
54	iGATE Corp.(b)	870
94	IHS, Inc., Class A(b)	10,720
210	Informatica Corp.(b)	6,846
118	Insight Enterprises, Inc.(b)	2,119
449	Integrated Device Technology, Inc.(b)	2,389

See notes to financial statements.
68 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Technology continued
72	Interactive Intelligence Group, Inc.(b)	$2,128
148	International Rectifier Corp.(b)	2,577
268	Intersil Corp., Class A	2,366
110	j2 Global, Inc.	3,242
181	Jack Henry & Associates, Inc.	6,690
100	JDA Software Group, Inc.(b)	3,080
225	Kulicke & Soffa Industries, Inc.(b)	2,549
251	Lam Research Corp.(b)	8,567
588	Lattice Semiconductor Corp.(b)	2,287
234	LivePerson, Inc.(b)	3,861
66	Manhattan Associates, Inc.(b)	3,338
151	Marvell Technology Group Ltd. (Bermuda)	1,537
388	Maxim Integrated Products, Inc.	10,530
93	Maxwell Technologies, Inc.(b)	708
154	MedAssets, Inc.(b)	2,629
123	Medidata Solutions, Inc.(b)	4,315
887	MEMC Electronic Materials, Inc.(b)	2,377
270	Mentor Graphics Corp.(b)	4,463
180	Micrel, Inc.	1,789
173	MICROS Systems, Inc.(b)	8,764
197	Microsemi Corp.(b)	3,922
21	MicroStrategy, Inc., Class A(b)	2,636
125	MKS Instruments, Inc.	3,389
103	Monolithic Power Systems, Inc.(b)	2,221
274	MSCI, Inc., Class A(b)	9,612
59	MTS Systems Corp.	2,998
342	NCR Corp.(b)	7,657
112	Netscout Systems, Inc.(b)	2,660
114	NetSuite, Inc.(b)	6,484
500	Nuance Communications, Inc.(b)	11,925
106	Omnicell, Inc.(b)	1,522
136	OmniVision Technologies, Inc.(b)	2,210
827	ON Semiconductor Corp.(b)	5,152
41	OPNET Technologies, Inc.	1,280
244	Parametric Technology Corp.(b)	5,185
46	Pegasystems, Inc.	1,243
459	PMC - Sierra, Inc.(b)	2,685
57	Power Integrations, Inc.	1,974
130	Progress Software Corp.(b)	2,500
185	QLIK Technologies, Inc.(b)	3,913
175	QLogic Corp.(b)	2,130
82	Quality Systems, Inc.	1,449
639	Quantum Corp.(b)	1,022
152	Quest Software, Inc.(b)	4,248
1	Rambus, Inc.(b)	4
153	RealD, Inc.(a) (b)	1,516
80	Realpage, Inc.(a) (b)	2,041
204	Rimage Corp.	1,404
300	Riverbed Technology, Inc.(b)	5,997
149	Semtech Corp.(b)	3,653
213	Sigma Designs, Inc.(b)	1,463
128	Silicon Graphics International(b)	1,093
372	Silicon Image, Inc.(b)	1,760
88	Silicon Laboratories, Inc.(b)	3,365
413	Skyworks Solutions, Inc.(b)	12,580
173	SolarWinds, Inc.(b)	9,494
178	Solera Holdings, Inc.	7,321
168	Spansion, Inc., Class A(b)	1,920
181	STEC, Inc.(b)	1,341
56	Stratasys, Inc.(a) (b)	3,621
179	Super Micro Computer, Inc.(b)	2,207
91	Sykes Enterprises, Inc.(b)	1,228
80	Synaptics, Inc.(b)	2,434
84	Synchronoss Technologies, Inc.(b)	1,933
46	SYNNEX Corp.(b)	1,588
311	Synopsys, Inc.(b)	10,272
65	Syntel, Inc.	3,790
244	Take-Two Interactive Software, Inc.(b)	2,501
142	Tessera Technologies, Inc.	2,168
339	TriQuint Semiconductor, Inc.(b)	1,885
92	Tyler Technologies, Inc.(b)	3,704
57	Ultimate Software Group, Inc.(b)	5,654
68	Ultratech, Inc.(b)	2,243
71	Unisys Corp.(b)	1,500
90	Veeco Instruments, Inc.(a) (b)	3,087
195	VeriFone Systems, Inc.(b)	6,774
65	Verint Systems, Inc.(b)	1,861
114	VMware, Inc., Class A(b)	10,151
84	Volterra Semiconductor Corp.(b)	2,002
		522,259

	Utilities - 4.1%
106	ALLETE, Inc.	4,405
200	Alliant Energy Corp.	8,816
84	American States Water Co.	3,661
370	American Water Works Co., Inc.	13,642
320	Aqua America, Inc.	8,000
173	Atmos Energy Corp.	6,045
156	Avista Corp.	3,962
107	Black Hills Corp.	3,659
162	California Water Service Group	2,963
1,058	Calpine Corp.(b)	18,568
62	CH Energy Group, Inc.	4,040

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 69

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF continued

Number
of Shares	Description	Value

	Utilities continued
80	Chesapeake Utilities Corp.	$3,746
149	Cleco Corp.	6,099
147	El Paso Electric Co.	4,864
151	Empire District Electric Co.	3,188
119	EnerNOC, Inc.(b)	1,175
2,019	GenOn Energy, Inc.(b)	5,108
307	Great Plains Energy, Inc.	6,545
235	Hawaiian Electric Industries, Inc.	6,235
120	IDACORP, Inc.	4,974
90	ITC Holdings Corp.	6,478
81	Laclede Group, Inc.	3,422
373	MDU Resources Group, Inc.	8,038
88	MGE Energy, Inc.	4,351
172	National Fuel Gas Co.	8,583
102	New Jersey Resources Corp.	4,571
257	Northeast Utilities	9,681
78	Northwest Natural Gas Co.	3,835
127	NorthWestern Corp.	4,648
462	NV Energy, Inc.	8,103
153	OGE Energy Corp.	8,270
101	Otter Tail Corp.	2,287
62	PICO Holdings, Inc.(b)	1,350
168	Piedmont Natural Gas Co., Inc.	5,247
245	PNM Resources, Inc.	5,040
215	Portland General Electric Co.	5,771
301	Questar Corp.	5,945
86	South Jersey Industries, Inc.	4,353
126	Southwest Gas Corp.	5,386
181	UGI Corp.	5,517
107	UIL Holdings Corp.	3,764
97	UNS Energy Corp.	3,886
202	Vectren Corp.	5,698
250	Westar Energy, Inc.	7,280
107	WGL Holdings, Inc.	4,177
		255,376

	Total Common Stocks - 99.4%
	(Cost $5,035,214)	6,261,419

	Master Limited Partnership - 0.2%
	Energy - 0.2%
261	Energy Transfer Equity, LP
	(Cost $6,060)	$11,471

	Rights - 0.0%*
16	Liberty Ventures (b)(e)
	(Cost $0)	158

	Warrants - 0.0%*
22	Magnum Hunter Resources Corp., 10/14/2013(b)(e)
	(Cost $0)	8

	Total Long-Term Investments - 99.6%
	(Cost $5,041,274)	6,273,056

	Investments of Collateral for
	Securities Loaned - 3.4%
214,322	BNY Mellon Securities Lending Overnight
	Fund, 0.1928%(c) (d)
	(Cost $214,322)	214,322

	Total Investments - 103.0%
	(Cost $5,255,596)	6,487,378
	Liabilities in excess of Other Assets - (3.0%)	(187,382)

	Net Assets - 100.0%	$6,299,996
* Less than 0.1%

LP - Limited Partnership

NV - Publicly Traded Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

(a)	Security, or portion thereof, was on loan at August 31, 2012.

(b)	Non-income producing security.

(c)	At August 31, 2012, the total market value of the Fund’s securities on loan was $207,977 and the total market value of the collateral held by the Fund was $214,322.

(d)	Interest rate shown reflects yield as of August 31, 2012.

(e)
Security is valued based on observable and/or unobservable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $1,251 which represents less than 0.1% of net assets.

(f)	Illiquid security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
70 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.8%
	Common Stocks - 99.6%
	Basic Materials - 3.3%
74	Air Products & Chemicals, Inc.	$6,111
32	Airgas, Inc.	2,658
34	Albemarle Corp.	1,861
403	Alcoa, Inc.	3,450
46	Allegheny Technologies, Inc.	1,363
66	Allied Nevada Gold Corp.(a)	2,150
30	Ashland, Inc.	2,209
32	Cabot Corp.	1,115
28	Carpenter Technology Corp.	1,323
56	Celanese Corp., Series A	2,143
28	CF Industries Holdings, Inc.	5,796
144	Chemtura Corp.(a)	2,380
54	Cliffs Natural Resources, Inc.	1,935
54	Coeur d’Alene Mines Corp.(a)	1,241
68	Commercial Metals Co.	866
16	Compass Minerals International, Inc.	1,149
22	Cytec Industries, Inc.	1,506
18	Domtar Corp.	1,304
501	Dow Chemical Co.	14,684
63	Eastman Chemical Co.	3,481
104	Ecolab, Inc.	6,659
399	EI du Pont de Nemours & Co.	19,850
60	FMC Corp.	3,259
389	Freeport-McMoRan Copper & Gold, Inc.	14,047
150	Hecla Mining Co.	811
92	Huntsman Corp.	1,323
34	International Flavors & Fragrances, Inc.	2,058
170	International Paper Co.	5,875
30	Intrepid Potash, Inc.(a)	673
54	MeadWestvaco Corp.	1,553
42	Molycorp, Inc.(a) (b)	483
237	Monsanto Co.	20,645
72	Mosaic Co.	4,170
8	NewMarket Corp.	1,969
187	Newmont Mining Corp.	9,477
124	Nucor Corp.	4,669
48	Olin Corp.	1,029
62	PPG Industries, Inc.	6,821
120	Praxair, Inc.	12,660
34	Reliance Steel & Aluminum Co.	1,749
28	Rockwood Holdings, Inc.	1,326
26	Royal Gold, Inc.	2,289
60	RPM International, Inc.	1,645
30	Sensient Technologies Corp.	1,075
44	Sherwin-Williams Co.	6,296
42	Sigma-Aldrich Corp.	2,983
56	Southern Copper Corp.	1,822
112	Steel Dynamics, Inc.	1,369
105	Stillwater Mining Co.(a)	1,106
62	Titanium Metals Corp.	759
66	U.S. Steel Corp.(b)	1,284
44	Valspar Corp.	2,347
50	Vulcan Materials Co.	1,946
30	WR Grace & Co.(a)	1,733
		206,485

	Communications - 10.4%
28	Acme Packet, Inc.(a)	535
46	ADTRAN, Inc.	933
138	Amazon.com, Inc.(a)	34,256
26	AMC Networks, Inc., Class A(a)	1,023
60	AOL, Inc.(a)	2,020
94	Arris Group, Inc.(a)	1,281
85	Aruba Networks, Inc.(a)	1,670
2,568	AT&T, Inc.	94,092
104	Cablevision Systems Corp., Class A	1,555
287	CBS Corp., Class B	10,430
220	CenturyLink, Inc.	9,297
64	Ciena Corp.(a)	875
2,360	Cisco Systems, Inc.	45,029
781	Comcast Corp., Class A	26,187
571	Corning, Inc.	6,846
124	Crown Castle International Corp.(a)	7,869
40	DigitalGlobe, Inc.(a)	831
262	DIRECTV(a)	13,648
50	Discovery Communications, Inc., Class A(a)	2,742
90	DISH Network Corp., Class A	2,879
436	eBay, Inc.(a)	20,697
72	EchoStar Corp., Class A(a)	1,945
14	Equinix, Inc.(a)	2,767
50	Expedia, Inc.	2,568
38	F5 Networks, Inc.(a)	3,705
162	Facebook, Inc., Class A(a) (b)	2,929
26	FactSet Research Systems, Inc.	2,399
70	Finisar Corp.(a)	962
485	Frontier Communications Corp.(b)	2,241
102	Gannett Co., Inc.	1,557
108	Google, Inc., Class A(a)	73,990
58	Harris Corp.	2,728

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 71

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Communications continued
56	IAC/InterActiveCorp	$2,903
40	InterDigital, Inc.(b)	1,350
176	Interpublic Group of Cos., Inc.	1,873
32	IPG Photonics Corp.(a)	1,968
134	JDS Uniphase Corp.(a)	1,499
28	John Wiley & Sons, Inc., Class A	1,382
205	Juniper Networks, Inc.(a)	3,575
32	Lamar Advertising Co., Class A(a)	1,060
62	Leap Wireless International, Inc.(a)	339
60	Level 3 Communications, Inc.(a)	1,293
60	Liberty Global, Inc., Class A(a)	3,316
241	Liberty Interactive Corp., Class A(a)	4,396
62	Liberty Media Corp. - Liberty Capital, Class A(a)	6,465
12	Liberty Ventures(a)	552
138	McGraw-Hill Cos., Inc.	7,066
24	Meredith Corp.(b)	781
195	MetroPCS Communications, Inc.(a)	1,897
132	Motorola Solutions, Inc.	6,291
22	NetFlix, Inc.(a) (b)	1,314
46	NeuStar, Inc., Class A(a)	1,728
80	New York Times Co., Class A(a)	735
647	News Corp., Class A	15,133
144	Omnicom Group, Inc.	7,397
16	OpenTable, Inc.(a)	679
30	Plantronics, Inc.	1,070
104	Polycom, Inc.(a)	1,084
18	priceline.com, Inc.(a)	10,882
42	Rackspace Hosting, Inc.(a)	2,519
172	RF Micro Devices, Inc.(a)	645
56	SBA Communications Corp., Class A(a)	3,348
52	Scripps Networks Interactive, Inc., Class A	3,073
1,839	Sirius XM Radio, Inc.(a)	4,653
1,545	Sprint Nextel Corp.(a)	7,493
341	Symantec Corp.(a)	6,080
47	Telephone & Data Systems, Inc.	1,152
229	Tellabs, Inc.	813
108	TIBCO Software, Inc.(a)	3,231
128	Time Warner Cable, Inc.	11,369
427	Time Warner, Inc.	17,742
68	tw telecom, Inc.(a)	1,710
80	VeriSign, Inc.(a)	3,814
1,236	Verizon Communications, Inc.	53,074
225	Viacom, Inc., Class B	11,252
32	ViaSat, Inc.(a)	1,238
92	Virgin Media, Inc.	2,536
77	VirnetX Holding Corp.(a) (b)	2,003
647	Walt Disney Co.	32,007
2	Washington Post Co., Class B(b)	705
28	WebMD Health Corp.(a) (b)	418
223	Windstream Corp.(b)	2,201
465	Yahoo!, Inc.(a)	6,812
		650,402

	Consumer, Cyclical - 10.0%
40	Abercrombie & Fitch Co., Class A	1,440
12	Advance Auto Parts, Inc.	853
54	Aeropostale, Inc.(a)	752
48	Alaska Air Group, Inc.(a)	1,610
112	American Eagle Outfitters, Inc.	2,491
50	ANN, Inc.(a)	1,779
56	Arrow Electronics, Inc.(a)	2,030
72	Ascena Retail Group, Inc.(a)	1,426
40	Autoliv, Inc.	2,372
92	AutoNation, Inc.(a) (b)	3,698
16	AutoZone, Inc.(a)	5,786
30	Bally Technologies, Inc.(a)	1,329
88	Bed Bath & Beyond, Inc.(a)	5,911
154	Best Buy Co., Inc.	2,732
38	Big Lots, Inc.(a)	1,157
44	BorgWarner, Inc.(a)	3,026
56	Brinker International, Inc.	1,930
62	Brunswick Corp.	1,469
30	Buckle, Inc.(b)	1,366
70	CarMax, Inc.(a)	2,141
128	Carnival Corp. (Panama)	4,439
34	Carter’s, Inc.(a)	1,894
38	Casey’s General Stores, Inc.	2,149
22	Cash America International, Inc.	854
36	Cheesecake Factory, Inc.	1,196
92	Chico’s FAS, Inc.	1,742
16	Chipotle Mexican Grill, Inc.(a)	4,618
22	Choice Hotels International, Inc.	693
74	Cintas Corp.	2,991
134	Coach, Inc.	7,789
40	Collective Brands, Inc.(a)	866
52	Cooper Tire & Rubber Co.	1,039
80	Copart, Inc.(a)	2,137
150	Costco Wholesale Corp.	14,681
577	CVS Caremark Corp.	26,282
76	Dana Holding Corp.	1,038
64	Darden Restaurants, Inc.	3,325

See notes to financial statements.
72 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Consumer, Cyclical continued
30	Deckers Outdoor Corp.(a) (b)	$1,486
491	Delta Air Lines, Inc.(a)	4,247
48	Dick’s Sporting Goods, Inc.	2,388
44	Dillard’s, Inc., Class A	3,304
30	Dolby Laboratories, Inc., Class A(a)	995
112	Dollar Tree, Inc.(a)	5,395
62	Domino’s Pizza, Inc.	2,197
134	DR Horton, Inc.	2,545
26	DreamWorks Animation SKG, Inc., Class A(a) (b)	441
42	Ezcorp, Inc., Class A(a)	951
68	Family Dollar Stores, Inc.	4,328
120	Fastenal Co.	5,171
58	Federal-Mogul Corp.(a)	543
92	Foot Locker, Inc.	3,180
1,676	Ford Motor Co.	15,654
28	Fossil, Inc.(a)	2,379
98	GameStop Corp., Class A(b)	1,870
205	Gap, Inc.	7,343
302	General Motors Co.(a)	6,448
72	Genuine Parts Co.	4,548
110	Goodyear Tire & Rubber Co.(a)	1,342
34	Guess?, Inc.	886
40	Hanesbrands, Inc.(a)	1,297
84	Harley-Davidson, Inc.	3,525
26	Harman International Industries, Inc.	1,197
60	Hasbro, Inc.	2,251
509	Home Depot, Inc.	28,886
28	Hyatt Hotels Corp., Class A(a)	1,062
66	Iconix Brand Group, Inc.(a)	1,234
90	Ingram Micro, Inc., Class A(a)	1,374
140	International Game Technology	1,721
40	Jack in the Box, Inc.(a)	1,044
102	JC Penney Co., Inc.(b)	2,660
187	JetBlue Airways Corp.(a)	916
274	Johnson Controls, Inc.	7,456
48	Jones Group, Inc.	608
88	Kohl’s Corp.	4,594
201	Las Vegas Sands Corp.	8,520
48	Lear Corp.	1,864
74	Lennar Corp., Class A	2,400
114	Limited Brands, Inc.	5,540
78	LKQ Corp.(a)	2,944
467	Lowe’s Cos., Inc.	13,300
179	Macy’s, Inc.	7,215
38	Madison Square Garden Co., Class A(a)	1,604
142	Marriott International, Inc., Class A	5,351
14	Marriott Vacations Worldwide Corp.(a)	450
140	Mattel, Inc.	4,920
431	McDonald’s Corp.	38,570
30	MDC Holdings, Inc.	1,040
82	Meritor, Inc.(a)	367
136	MGM Resorts International(a)	1,341
28	Mohawk Industries, Inc.(a)	2,017
28	MSC Industrial Direct Co., Inc., Class A	1,940
36	Navistar International Corp.(a)	791
114	Newell Rubbermaid, Inc.	2,044
134	NIKE, Inc., Class B	13,046
92	Nordstrom, Inc.	5,320
36	Nu Skin Enterprises, Inc., Class A	1,494
2	NVR, Inc.(a)	1,656
64	O’Reilly Automotive, Inc.(a)	5,437
62	Orient-Express Hotels Ltd., Class A (Bermuda)(a)	545
42	Oshkosh Corp.(a)	1,064
38	Owens & Minor, Inc.	1,064
152	PACCAR, Inc.	6,066
14	Panera Bread Co., Class A(a)	2,169
44	Penn National Gaming, Inc.(a)	1,729
64	PetSmart, Inc.	4,539
40	Polaris Industries, Inc.	3,008
81	Pulte Group, Inc.(a)	1,108
28	PVH Corp.	2,629
20	Ralph Lauren Corp.	3,173
52	Regal Entertainment Group, Class A(b)	723
986	Rite Aid Corp.(a)	1,173
96	Ross Stores, Inc.	6,642
60	Royal Caribbean Cruises Ltd. (Liberia)	1,621
118	Saks, Inc.(a) (b)	1,386
54	Scientific Games Corp., Class A(a)	396
40	Sears Holdings Corp.(a) (b)	2,110
36	Signet Jewelers Ltd. (Bermuda)	1,651
237	Southwest Airlines Co.	2,119
213	Staples, Inc.	2,326
280	Starbucks Corp.	13,891
62	Starwood Hotels & Resorts Worldwide, Inc.	3,418
251	Target Corp.	16,087
34	Tempur-Pedic International, Inc.(a)	1,062
34	Tenneco, Inc.(a)	1,033
24	Thor Industries, Inc.	755
60	Tiffany & Co.	3,717
66	TiVo, Inc.(a)	600

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 73

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Consumer, Cyclical continued
328	TJX Cos., Inc.	$15,019
80	Toll Brothers, Inc.(a)	2,618
44	Toro Co.	1,637
44	Tractor Supply Co.	4,201
48	TRW Automotive Holdings Corp.(a)	2,098
44	Ulta Salon Cosmetics & Fragrance, Inc.	4,136
44	Under Armour, Inc., Class A(a)	2,561
154	United Continental Holdings, Inc.(a)	2,841
28	United Stationers, Inc.	677
60	Urban Outfitters, Inc.(a)	2,252
104	US Airways Group, Inc.(a)	1,109
36	VF Corp.	5,496
44	Visteon Corp.(a)	2,025
32	WABCO Holdings, Inc.(a)	1,879
403	Walgreen Co.	14,411
685	Wal-Mart Stores, Inc.	49,731
28	Warnaco Group, Inc.(a)	1,440
18	Watsco, Inc.	1,358
281	Wendy’s Co.	1,200
34	WESCO International, Inc.(a)	1,965
22	Whirlpool Corp.	1,660
48	Williams-Sonoma, Inc.	1,969
32	Wolverine World Wide, Inc.	1,505
38	World Fuel Services Corp.	1,414
28	WW Grainger, Inc.	5,767
60	Wyndham Worldwide Corp.	3,128
30	Wynn Resorts Ltd.	3,095
181	Yum! Brands, Inc.	11,533
		626,197

	Consumer, Non-cyclical - 21.2%
56	Aaron’s, Inc.	1,673
675	Abbott Laboratories	44,240
62	Acacia Research Corp.(a)	1,633
17	ACCO Brands Corp.(a)	112
30	Acorda Therapeutics, Inc.(a)	686
160	Aetna, Inc.	6,146
38	Alere, Inc.(a)	714
76	Alexion Pharmaceuticals, Inc.(a)	8,148
46	Align Technology, Inc.(a)	1,562
122	Allergan, Inc.	10,508
30	Alliance Data Systems Corp.(a)	4,129
759	Altria Group, Inc.	25,776
34	AMERIGROUP Corp.(a)	3,091
110	AmerisourceBergen Corp.	4,237
363	Amgen, Inc.	30,463
68	Apollo Group, Inc., Class A(a)	1,826
259	Archer-Daniels-Midland Co.	6,928
130	Ariad Pharmaceuticals, Inc.(a)	2,673
191	Automatic Data Processing, Inc.	11,093
30	Auxilium Pharmaceuticals, Inc.(a)	699
46	Avery Dennison Corp.	1,437
125	Avis Budget Group, Inc.(a)	2,052
118	Avon Products, Inc.	1,823
210	Baxter International, Inc.	12,323
68	Beam, Inc.	3,968
92	Becton Dickinson and Co.	6,990
82	Biogen Idec, Inc.(a)	12,020
60	BioMarin Pharmaceutical, Inc.(a)	2,240
14	Bio-Rad Laboratories, Inc., Class A(a)	1,405
613	Boston Scientific Corp.(a)	3,310
40	Brink’s Co.	890
661	Bristol-Myers Squibb Co.	21,820
60	Brookdale Senior Living, Inc.(a)	1,304
63	Brown-Forman Corp., Class B	4,038
72	Bruker Corp.(a)	872
80	Bunge Ltd. (Bermuda)	5,092
70	Cadiz, Inc.(a)	571
92	Campbell Soup Co.(b)	3,233
130	Cardinal Health, Inc.	5,142
24	Cardtronics, Inc.(a)	678
92	CareFusion Corp.(a)	2,417
15	Catamaran Corp. (Canada)(a)	1,307
199	Celgene Corp.(a)	14,336
38	Charles River Laboratories International, Inc.(a)	1,380
16	Chemed Corp.	1,056
72	Church & Dwight Co., Inc.	3,941
108	Cigna Corp.	4,943
62	Clorox Co.	4,510
1,740	Coca-Cola Co.	65,076
154	Coca-Cola Enterprises, Inc.	4,548
194	Colgate-Palmolive Co.	20,624
44	Community Health Systems, Inc.(a)	1,190
185	ConAgra Foods, Inc.	4,645
102	Constellation Brands, Inc., Class A(a)	3,360
84	Convergys Corp.	1,303
24	Cooper Cos., Inc.	2,012
36	CoreLogic, Inc.(a)	886
64	Corrections Corp. of America	2,132
30	Covance, Inc.(a)	1,434
66	Coventry Health Care, Inc.	2,748
38	CR Bard, Inc.	3,728

See notes to financial statements.
74 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Consumer, Non-cyclical continued
48	Cubist Pharmaceuticals, Inc.(a)	$2,218
42	DaVita, Inc.(a)	4,085
112	Dean Foods Co.(a)	1,839
68	DENTSPLY International, Inc.	2,466
30	DeVry, Inc.	579
106	Dr Pepper Snapple Group, Inc.	4,750
40	Edwards Lifesciences Corp.(a)	4,084
399	Eli Lilly & Co.	17,919
64	Endo Health Solutions, Inc.(a)	2,036
52	Equifax, Inc.	2,381
88	Estee Lauder Cos., Inc., Class A	5,276
320	Express Scripts Holding Co.(a)	20,038
90	Flowers Foods, Inc.	1,858
106	Forest Laboratories, Inc.(a)	3,677
34	FTI Consulting, Inc.(a)	884
50	Gartner, Inc.(a)	2,469
237	General Mills, Inc.	9,321
74	Genpact Ltd. (Bermuda)(a)	1,351
329	Gilead Sciences, Inc.(a)	18,980
36	Global Payments, Inc.	1,499
60	Green Mountain Coffee Roasters, Inc.(a) (b)	1,459
134	H&R Block, Inc.	2,219
20	Haemonetics Corp.(a)	1,473
36	Harris Teeter Supermarkets, Inc.	1,407
62	HCA Holdings, Inc.	1,770
130	Health Management Associates, Inc., Class A(a)	996
52	Health Net, Inc.(a)	1,209
60	HealthSouth Corp.(a)	1,374
36	Henry Schein, Inc.(a)	2,765
64	Herbalife Ltd. (Cayman Islands)	3,097
98	Hershey Co.	7,038
88	Hertz Global Holdings, Inc.(a)	1,248
36	Hill-Rom Holdings, Inc.	998
59	Hillshire Brands Co.	1,538
116	HJ Heinz Co.	6,464
60	HMS Holdings Corp.(a)	2,068
116	Hologic, Inc.(a)	2,277
80	Hormel Foods Corp.	2,298
54	Hospira, Inc.(a)	1,813
62	Humana, Inc.	4,345
22	IDEXX Laboratories, Inc.(a)	2,091
58	Illumina, Inc.(a)	2,441
78	Incyte Corp. Ltd.(a) (b)	1,561
42	Ingredion, Inc.	2,261
12	Intuitive Surgical, Inc.(a)	5,901
76	Iron Mountain, Inc.	2,493
20	ITT Educational Services, Inc.(a)	640
38	Jarden Corp.	1,837
54	JM Smucker Co.	4,588
1,108	Johnson & Johnson	74,712
96	Kellogg Co.	4,862
168	Kimberly-Clark Corp.	14,045
607	Kraft Foods, Inc., Class A	25,209
271	Kroger Co.	6,038
42	Laboratory Corp. of America Holdings(a)	3,694
18	Lancaster Colony Corp.	1,304
22	Lender Processing Services, Inc.	618
76	Life Technologies Corp.(a)	3,626
30	LifePoint Hospitals, Inc.(a)	1,213
66	Live Nation Entertainment, Inc.(a)	562
50	Lorillard, Inc.	6,275
24	Magellan Health Services, Inc.(a)	1,191
34	Manpower, Inc.	1,262
38	Masimo Corp.(a)	839
40	MasterCard, Inc., Class A	16,916
26	Matthews International Corp., Class A	778
62	McCormick & Co., Inc.	3,809
102	McKesson Corp.	8,885
88	Mead Johnson Nutrition Co.	6,453
40	Medicis Pharmaceutical Corp., Class A	1,262
46	Medivation, Inc.	4,824
26	MEDNAX, Inc.(a)	1,801
409	Medtronic, Inc.	16,630
1,216	Merck & Co., Inc.	52,349
58	Molson Coors Brewing Co., Class B	2,583
77	MoneyGram International, Inc.(a)	1,228
88	Monster Beverage Corp.(a)	5,186
70	Monster Worldwide, Inc.(a)	488
76	Moody’s Corp.	3,010
28	Morningstar, Inc.	1,663
140	Mylan, Inc.(a)	3,300
56	Myriad Genetics, Inc.(a)	1,399
24	NuVasive, Inc.(a)	506
68	Omnicare, Inc.	2,202
40	Onyx Pharmaceuticals, Inc.(a)	2,877
38	PAREXEL International Corp.(a)	1,094
48	Patterson Cos., Inc.	1,631
148	Paychex, Inc.	4,922
665	PepsiCo, Inc.	48,166
36	Perrigo Co.	3,959

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 75

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Consumer, Non-cyclical continued
3,296	Pfizer, Inc.	$78,643
40	Pharmacyclics, Inc.(a) (b)	2,677
44	PHH Corp.(a)	768
693	Philip Morris International, Inc.	61,885
15	Post Holdings, Inc.(a)	448
1,205	Procter & Gamble Co.	80,964
40	PSS World Medical, Inc.(a)	864
114	Quanta Services, Inc.(a)	2,736
58	Quest Diagnostics, Inc.	3,507
38	Questcor Pharmaceuticals, Inc.(a) (b)	1,651
30	Ralcorp Holdings, Inc.(a)	2,129
38	Regeneron Pharmaceuticals, Inc.(a)	5,626
46	Rent-A-Center, Inc.	1,623
68	ResMed, Inc.	2,555
212	Reynolds American, Inc.	9,773
60	Robert Half International, Inc.	1,578
92	Rollins, Inc.	2,142
98	RR Donnelley & Sons Co.	1,076
174	Safeway, Inc.(b)	2,723
185	SAIC, Inc.	2,259
30	Salix Pharmaceuticals Ltd.(a)	1,319
32	Scotts Miracle-Gro Co., Class A	1,333
105	Seattle Genetics, Inc.(a) (b)	2,787
112	Service Corp. International	1,460
20	Sirona Dental Systems, Inc.(a)	1,063
70	Smithfield Foods, Inc.(a)	1,352
46	Snyders-Lance, Inc.	1,076
34	Sotheby’s	1,063
134	St. Jude Medical, Inc.	5,060
473	Star Scientific, Inc.(a)	1,778
34	STERIS Corp.	1,164
3	Strayer Education, Inc.	194
144	Stryker Corp.	7,669
56	SUPERVALU, Inc.(b)	133
247	Sysco Corp.	7,484
24	Techne Corp.	1,646
24	Teleflex, Inc.	1,585
225	Tenet Healthcare Corp.(a)	1,168
68	Theravance, Inc.(a)	1,814
36	Thoratec Corp.(a)	1,220
100	Total System Services, Inc.	2,318
50	Towers Watson & Co., Class A	2,716
22	TreeHouse Foods, Inc.(a)	1,143
28	Tupperware Brands Corp.	1,497
130	Tyson Foods, Inc., Class A	2,036
44	United Rentals, Inc.(a)	1,422
26	United Therapeutics Corp.(a)	1,407
459	UnitedHealth Group, Inc.	24,924
54	Universal American Corp.(a)	489
18	Universal Corp.	854
40	Universal Health Services, Inc., Class B	1,598
28	Valassis Communications, Inc.(a) (b)	702
50	Varian Medical Systems, Inc.(a)	2,939
44	VCA Antech, Inc.(a)	851
38	Verisk Analytics, Inc., Class A(a)	1,844
78	Vertex Pharmaceuticals, Inc.(a)	4,160
62	ViroPharma, Inc.(a)	1,649
92	Vivus, Inc.(a)	1,973
48	Watson Pharmaceuticals, Inc.(a)	3,905
44	Weight Watchers International, Inc.(b)	2,102
34	WellCare Health Plans, Inc.(a)	1,927
140	WellPoint, Inc.	8,382
24	West Pharmaceutical Services, Inc.	1,136
285	Western Union Co.	5,019
76	Whole Foods Market, Inc.	7,353
90	Zimmer Holdings, Inc.	5,560
		1,325,772

	Diversified - 0.0%*
100	Leucadia National Corp.	2,138

	Energy - 10.5%
203	Anadarko Petroleum Corp.	14,062
152	Apache Corp.	13,034
39	Arch Coal, Inc.(b)	238
30	Atwood Oceanics, Inc.(a)	1,388
174	Baker Hughes, Inc.	7,934
28	Berry Petroleum Co., Class A	1,032
30	Bill Barrett Corp.(a)	658
92	Cabot Oil & Gas Corp.	3,810
104	Cameron International Corp.(a)	5,690
14	CARBO Ceramics, Inc.	985
40	Carrizo Oil & Gas, Inc.(a)	1,010
112	Cheniere Energy, Inc.(a)	1,653
253	Chesapeake Energy Corp.(b)	4,896
829	Chevron Corp.	92,981
38	Cimarex Energy Co.	2,174
32	Comstock Resources, Inc.(a)	528
30	Concho Resources, Inc.(a)	2,692
549	ConocoPhillips	31,178
90	CONSOL Energy, Inc.	2,718
26	Continental Resources, Inc.(a)	1,926

See notes to financial statements.
76 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Energy continued
197	Denbury Resources, Inc.(a)	$3,052
158	Devon Energy Corp.	9,137
24	Diamond Offshore Drilling, Inc.	1,608
42	Dresser-Rand Group, Inc.(a)	2,126
16	Dril-Quip, Inc.(a)	1,121
34	Energen Corp.	1,736
52	Energy XXI Bermuda Ltd. (Bermuda)	1,710
90	EOG Resources, Inc.	9,747
74	EQT Corp.	3,993
94	EXCO Resources, Inc.(b)	644
50	Exterran Holdings, Inc.(a)	919
2,057	Exxon Mobil Corp.	179,576
84	FMC Technologies, Inc.(a)	3,935
52	Forest Oil Corp.(a)	385
385	Halliburton Co.	12,613
70	Helix Energy Solutions Group, Inc.(a)	1,233
42	Helmerich & Payne, Inc.	1,917
116	Hess Corp.	5,861
150	HollyFrontier Corp.	6,043
80	Key Energy Services, Inc.(a)	633
416	Kinder Morgan, Inc.	14,880
204	Kodiak Oil & Gas Corp. (Canada)(a)	1,824
24	Lufkin Industries, Inc.	1,258
285	Marathon Oil Corp.	7,929
142	Marathon Petroleum Corp.	7,348
52	McMoRan Exploration Co.(a) (b)	657
80	Murphy Oil Corp.	4,106
108	Nabors Industries Ltd. (Bermuda)(a)	1,595
183	National Oilwell Varco, Inc.	14,420
46	Newfield Exploration Co.(a)	1,501
54	Noble Energy, Inc.	4,747
345	Occidental Petroleum Corp.	29,328
56	Oceaneering International, Inc.	2,998
26	Oil States International, Inc.(a)	2,034
60	ONEOK, Inc.	2,672
90	Patterson-UTI Energy, Inc.	1,367
118	Peabody Energy Corp.	2,552
274	Phillips 66	11,508
52	Pioneer Natural Resources Co.	5,063
64	Plains Exploration & Production Co.(a)	2,516
72	QEP Resources, Inc.	2,066
84	Quicksilver Resources, Inc.(a)	286
90	Range Resources Corp.	5,867
42	Rosetta Resources, Inc.(a)	1,803
56	Rowan Companies PLC (United Kingdom)(a)	1,970
265	SandRidge Energy, Inc.(a) (b)	1,741
567	Schlumberger Ltd. (Curacao)	41,039
16	SEACOR Holdings, Inc.(a)	1,376
36	SM Energy Co.	1,700
144	Southwestern Energy Co.(a)	4,483
219	Spectra Energy Corp.	6,189
35	SunCoke Energy, Inc.(a)	554
66	Sunoco, Inc.	3,115
102	Superior Energy Services, Inc.(a)	2,119
32	Swift Energy Co.(a)	624
80	Tesoro Corp.	3,179
84	Ultra Petroleum Corp. (Canada)(a) (b)	1,727
24	Unit Corp.(a)	955
265	Valero Energy Corp.	8,284
24	Walter Energy, Inc.	785
44	Whiting Petroleum Corp.(a)	1,959
247	Williams Cos., Inc.	7,971
82	WPX Energy, Inc.(a)	1,279
		659,950

	Financial - 16.4%
22	Affiliated Managers Group, Inc.(a)	2,588
190	Aflac, Inc.	8,774
28	Alexander & Baldwin, Inc.(a)	829
26	Alexandria Real Estate Equities, Inc., REIT	1,921
4	Alleghany Corp.(a)	1,349
24	Allied World Assurance Co. Holdings AG (Switzerland)	1,885
227	Allstate Corp.	8,463
42	Alterra Capital Holdings Ltd. (Bermuda)	965
68	American Campus Communities, Inc., REIT	3,170
66	American Capital Agency Corp., REIT	2,299
211	American Capital Ltd.(a)	2,319
415	American Express Co.	24,194
48	American Financial Group, Inc.	1,803
192	American International Group, Inc.(a)	6,591
14	American National Insurance Co.	990
164	American Tower Corp., REIT	11,546
92	Ameriprise Financial, Inc.	5,052
303	Annaly Capital Management, Inc., REIT	5,245
110	AON PLC (United Kingdom)	5,716
68	Apartment Investment & Management Co., Class A, REIT	1,801
84	Apollo Investment Corp.	674
66	Arch Capital Group Ltd. (Bermuda)(a)	2,634
44	Arthur J Gallagher & Co.	1,572
60	Artio Global Investors, Inc.	186
46	Aspen Insurance Holdings Ltd. (Bermuda)	1,338

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 77

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Financial continued
96	Associated Banc-Corp.	$1,244
56	Assurant, Inc.	1,974
54	Assured Guaranty Ltd. (Bermuda)	713
70	Astoria Financial Corp.	705
42	AvalonBay Communities, Inc., REIT	5,944
58	Axis Capital Holdings Ltd. (Bermuda)	1,976
122	BancorpSouth, Inc.	1,798
4,581	Bank of America Corp.	36,602
26	Bank of Hawaii Corp.	1,202
35	Bank of Montreal (Canada)	2,047
463	Bank of New York Mellon Corp.	10,436
299	BB&T Corp.	9,430
717	Berkshire Hathaway, Inc., Class B(a)	60,472
68	BioMed Realty Trust, Inc., REIT	1,260
46	BlackRock, Inc.	8,113
16	BOK Financial Corp.	921
52	Boston Properties, Inc., REIT	5,831
88	Brandywine Realty Trust, REIT	1,074
30	BRE Properties, Inc., REIT	1,498
94	Brookfield Office Properties, Inc. (Canada)(b)	1,574
72	Brown & Brown, Inc.	1,889
32	Camden Property Trust, REIT	2,222
224	Capital One Financial Corp.	12,663
179	CapitalSource, Inc.	1,240
86	CBL & Associates Properties, Inc., REIT	1,838
164	CBRE Group, Inc., Class A(a)	2,839
189	Cedar Realty Trust, Inc., REIT	1,038
483	Charles Schwab Corp.	6,516
331	Chimera Investment Corp., REIT	841
124	Chubb Corp.	9,162
78	Cincinnati Financial Corp.	3,015
80	CIT Group, Inc.(a)	3,021
1,264	Citigroup, Inc.	37,553
146	Citizens Republic Bancorp, Inc.(a)	2,989
26	City National Corp.	1,335
140	CME Group, Inc.	7,686
152	CNO Financial Group, Inc.	1,353
64	Colonial Properties Trust, REIT	1,403
64	Comerica, Inc.	1,965
39	Commerce Bancshares, Inc.	1,569
36	CommonWealth REIT, REIT	539
106	Corporate Office Properties Trust, REIT	2,370
142	Cousins Properties, Inc., REIT	1,135
245	CubeSmart, REIT	3,160
30	Cullen/Frost Bankers, Inc.	1,668
181	DCT Industrial Trust, Inc., REIT	1,144
120	DDR Corp., REIT	1,826
88	DiamondRock Hospitality Co., REIT	847
48	Digital Realty Trust, Inc., REIT	3,576
227	Discover Financial Services	8,792
76	Douglas Emmett, Inc., REIT	1,823
132	Duke Realty Corp., REIT	1,914
32	DuPont Fabros Technology, Inc., REIT	882
102	E*TRADE Financial Corp.(a)	874
58	East West Bancorp, Inc.	1,273
24	EastGroup Properties, Inc., REIT	1,286
52	Eaton Vance Corp.	1,409
28	Endurance Specialty Holdings Ltd. (Bermuda)	1,059
24	Entertainment Properties Trust, REIT	1,094
16	Equity Lifestyle Properties, Inc., REIT	1,100
124	Equity Residential, REIT	7,490
20	Erie Indemnity Co., Class A	1,275
12	Essex Property Trust, Inc., REIT	1,824
24	Everest Re Group Ltd. (Bermuda)	2,488
70	Extra Space Storage, Inc., REIT	2,388
3,447	Federal National Mortgage Association(a)	851
20	Federal Realty Investment Trust, REIT	2,158
60	Federated Investors, Inc., Class B(b)	1,273
385	FelCor Lodging Trust, Inc., REIT(a)	1,786
130	Fidelity National Financial, Inc., Class A	2,449
355	Fifth Third Bancorp	5,375
72	First American Financial Corp.	1,387
505	First California Financial Group, Inc.(a)	3,545
6	First Citizens BancShares, Inc., Class A	991
44	First Financial Bancorp	716
27	First Financial Bankshares, Inc.(b)	939
126	First Horizon National Corp.	1,129
130	First Industrial Realty Trust, Inc., REIT(a)	1,677
107	First Niagara Financial Group, Inc.	844
52	FirstMerit Corp.	816
671	Flagstar Bancorp, Inc.(a)	633
92	Forest City Enterprises, Inc., Class A(a)	1,387
54	Franklin Resources, Inc.	6,340
116	Fulton Financial Corp.	1,129
390	General Growth Properties, Inc., REIT	8,026
185	Genworth Financial, Inc., Class A(a)	979
132	Getty Realty Corp., REIT(b)	2,364
220	Glimcher Realty Trust, REIT	2,306
215	Goldman Sachs Group, Inc.	22,730
16	Greenhill & Co., Inc.	698

See notes to financial statements.
78 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Financial continued
325	Hampton Roads Bankshares, Inc.(a)	$650
56	Hancock Holding Co.	1,660
30	Hanover Insurance Group, Inc.	1,071
191	Hartford Financial Services Group, Inc.	3,425
30	Hatteras Financial Corp., REIT	870
58	HCC Insurance Holdings, Inc.	1,919
126	HCP, Inc., REIT	5,778
82	Health Care REIT, Inc., REIT	4,792
44	Healthcare Realty Trust, Inc., REIT	1,067
38	Highwoods Properties, Inc., REIT	1,239
22	Home Properties, Inc., REIT	1,405
68	Hospitality Properties Trust, REIT	1,637
454	Host Hotels & Resorts, Inc., REIT	6,946
12	Howard Hughes Corp.(a)	789
221	Hudson City Bancorp, Inc.	1,589
293	Huntington Bancshares, Inc.	1,934
20	Iberiabank Corp.	938
30	IntercontinentalExchange, Inc.(a)	4,101
40	International Bancshares Corp.	730
195	Invesco Ltd. (Bermuda)	4,618
140	Invesco Mortgage Capital, Inc., REIT	2,869
140	iStar Financial, Inc., REIT(a)	1,005
90	Janus Capital Group, Inc.	785
58	Jefferies Group, Inc.	852
46	Jones Lang LaSalle, Inc.	3,318
1,643	JPMorgan Chase & Co.	61,021
34	Kemper Corp.	1,040
397	KeyCorp	3,347
32	Kilroy Realty Corp., REIT	1,511
181	Kimco Realty Corp., REIT	3,678
33	Knight Capital Group, Inc., Class A(a) (b)	91
40	LaSalle Hotel Properties, REIT	1,090
78	Legg Mason, Inc.	1,917
52	Liberty Property Trust, REIT	1,918
130	Lincoln National Corp.	3,019
110	Loews Corp.	4,471
30	M&T Bank Corp.	2,607
72	Macerich Co., REIT	4,289
42	Mack-Cali Realty Corp., REIT	1,121
4	Markel Corp.(a)	1,740
160	Marsh & McLennan Cos., Inc.	5,467
108	MBIA, Inc.(a) (b)	1,175
341	MetLife, Inc.	11,638
132	MFA Financial, Inc., REIT	1,081
228	MGIC Investment Corp.(a)	269
16	Mid-America Apartment Communities, Inc., REIT	1,088
649	Morgan Stanley	9,735
54	NASDAQ OMX Group, Inc.	1,235
44	National Retail Properties, Inc., REIT	1,367
177	New York Community Bancorp, Inc.	2,347
100	Northern Trust Corp.	4,644
66	Northwest Bancshares, Inc.	797
124	NYSE Euronext	3,106
78	Old National Bancorp	1,030
102	Old Republic International Corp.	880
42	Omega Healthcare Investors, Inc., REIT	1,009
34	Pacific Capital Bancorp(a)	1,561
30	PartnerRe Ltd. (Bermuda)	2,202
160	People’s United Financial, Inc.	1,915
30	Platinum Underwriters Holdings Ltd. (Bermuda)	1,192
56	Plum Creek Timber Co., Inc., REIT	2,292
205	PNC Financial Services Group, Inc.	12,743
43	Popular, Inc. (Puerto Rico)(a)	681
42	Post Properties, Inc., REIT	2,144
28	Potlatch Corp., REIT	1,010
325	Preferred Apartment Communities, Inc., Class A, REIT	2,665
144	Principal Financial Group, Inc.	3,951
88	PrivateBancorp, Inc.	1,434
20	ProAssurance Corp.	1,785
219	Progressive Corp.	4,277
248	ProLogis, Inc., REIT	8,474
26	Prosperity Bancshares, Inc.	1,095
48	Protective Life Corp.	1,356
201	Prudential Financial, Inc.	10,957
16	PS Business Parks, Inc., REIT	1,091
56	Public Storage, REIT	8,151
457	Radian Group, Inc.(b)	1,536
82	RAIT Financial Trust, REIT	385
62	Raymond James Financial, Inc.	2,182
45	Rayonier, Inc., REIT	2,205
32	Realty Income Corp., REIT	1,348
60	Redwood Trust, Inc., REIT	860
50	Regency Centers Corp., REIT	2,450
551	Regions Financial Corp.	3,835
34	Reinsurance Group of America, Inc.	1,997
26	RenaissanceRe Holdings Ltd. (Bermuda)	2,008
147	Resource Capital Corp., REIT	879
96	SEI Investments Co.	2,088
68	Senior Housing Properties Trust, REIT	1,504
26	Signature Bank(a)	1,680

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 79

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Financial continued
112	Simon Property Group, Inc., REIT	$17,774
36	SL Green Realty Corp., REIT	2,902
199	SLM Corp.	3,134
26	Sovran Self Storage, Inc., REIT	1,478
80	St. Joe Co.(a)	1,534
30	StanCorp Financial Group, Inc.	937
64	Starwood Property Trust, Inc., REIT	1,507
213	State Street Corp.	8,861
60	Sterling Financial Corp.	1,272
30	Stifel Financial Corp.(a)	980
322	Strategic Hotels & Resorts, Inc., REIT(a)	1,964
76	Sunstone Hotel Investors, Inc., REIT(a)	793
219	SunTrust Banks, Inc.	5,512
114	Susquehanna Bancshares, Inc.	1,198
22	SVB Financial Group(a)	1,276
695	Synovus Financial Corp.	1,446
106	T Rowe Price Group, Inc.	6,513
40	Tanger Factory Outlet Centers, REIT	1,342
28	Taubman Centers, Inc., REIT	2,241
82	TCF Financial Corp.	912
114	TD Ameritrade Holding Corp.	1,951
54	TFS Financial Corp.(a)	477
54	Torchmark Corp.	2,764
172	Travelers Cos., Inc.	11,135
38	Trustmark Corp.	900
78	UDR, Inc., REIT	1,969
26	UMB Financial Corp.	1,275
76	Umpqua Holdings Corp.	961
32	United Bankshares, Inc.(b)	779
128	Unum Group	2,497
769	US Bancorp	25,692
48	Validus Holdings Ltd. (Bermuda)	1,608
100	Valley National Bancorp	970
105	Ventas, Inc., REIT	6,876
212	Visa, Inc., Class A	27,189
72	Vornado Realty Trust, REIT	5,844
44	Waddell & Reed Financial, Inc., Class A	1,302
58	Washington Federal, Inc.	934
32	Washington Real Estate Investment Trust, REIT	860
40	Webster Financial Corp.	851
72	Weingarten Realty Investors, REIT	2,011
2,214	Wells Fargo & Co.	75,342
20	Westamerica Bancorporation	931
138	Weyerhaeuser Co., REIT	3,438
4	White Mountains Insurance Group Ltd. (Bermuda)	2,081
28	Wintrust Financial Corp.	1,047
72	WR Berkley Corp.	2,691
70	Zions Bancorporation	1,347
		1,027,565

	Industrial - 10.2%
259	3M Co.	23,983
58	Actuant Corp., Class A	1,631
26	Acuity Brands, Inc.	1,668
58	AECOM Technology Corp.(a)	1,125
38	Aegion Corp.(a)	742
42	AGCO Corp.(a)	1,768
132	Agilent Technologies, Inc.	4,905
20	Alliant Techsystems, Inc.	980
108	AMETEK, Inc.	3,705
76	Amphenol Corp., Class A	4,626
30	AO Smith Corp.	1,641
32	Aptargroup, Inc.	1,621
18	Atlas Air Worldwide Holdings, Inc.(a)	927
78	Avnet, Inc.(a)	2,512
52	B/E Aerospace, Inc.(a)	2,093
56	Babcock & Wilcox Co.(a)	1,382
80	Ball Corp.	3,374
52	Bemis Co., Inc.	1,573
44	Benchmark Electronics, Inc.(a)	706
223	Boeing Co.	15,922
32	Brady Corp., Class A	899
32	Carlisle Cos., Inc.	1,675
238	Caterpillar, Inc.	20,309
62	CH Robinson Worldwide, Inc.	3,510
36	CLARCOR, Inc.	1,733
36	Clean Harbors, Inc.(a)	1,958
30	Con-way, Inc.	909
90	Covanta Holding Corp.	1,539
34	Crane Co.	1,292
72	Crown Holdings, Inc.(a)	2,610
348	CSX Corp.	7,816
72	Cummins, Inc.	6,992
32	Curtiss-Wright Corp.	962
208	Danaher Corp.	11,143
172	Deere & Co.	12,919
76	Donaldson Co., Inc.	2,682
80	Dover Corp.	4,625
124	Eaton Corp.(b)	5,545
48	EMCOR Group, Inc.	1,326
317	Emerson Electric Co.	16,078
See notes to financial statements.
80 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Industrial continued
34	Energizer Holdings, Inc.	$2,343
36	EnerSys, Inc.(a)	1,341
8	Engility Holdings, Inc.(a)	148
24	Esterline Technologies Corp.(a)	1,435
74	Exelis, Inc.	747
94	Expeditors International of Washington, Inc.	3,441
104	FedEx Corp.	9,114
80	FLIR Systems, Inc.	1,584
24	Flowserve Corp.	3,064
86	Fluor Corp.	4,429
68	Fortune Brands Home & Security, Inc.(a)	1,734
30	Gardner Denver, Inc.	1,808
44	General Cable Corp.(a)	1,192
118	General Dynamics Corp.	7,730
4,560	General Electric Co.	94,438
28	Genesee & Wyoming, Inc., Class A(a)	1,780
64	Gentex Corp.	1,121
42	Graco, Inc.	2,075
92	GrafTech International Ltd.(a)	862
32	Granite Construction, Inc.	882
18	Greif, Inc., Class A	801
48	Harsco Corp.	979
76	Hexcel Corp.(a)	1,723
44	Hillenbrand, Inc.	797
257	Honeywell International, Inc.	15,022
26	Hubbell, Inc., Class B	2,101
15	Huntington Ingalls Industries(a)	601
50	IDEX Corp.	1,993
177	Illinois Tool Works, Inc.	10,494
26	Itron, Inc.(a)	1,127
37	ITT Corp.	736
96	Jabil Circuit, Inc.	2,187
68	Jacobs Engineering Group, Inc.(a)	2,689
42	JB Hunt Transport Services, Inc.	2,202
42	Joy Global, Inc.	2,242
48	Kansas City Southern	3,712
30	Kaydon Corp.	667
84	KBR, Inc.	2,276
52	Kennametal, Inc.	1,916
30	Kirby Corp.(a)	1,579
42	Knight Transportation, Inc.	601
48	L-3 Communications Holdings, Inc.	3,371
30	Landstar System, Inc.	1,418
74	Leggett & Platt, Inc.	1,757
30	Lennox International, Inc.	1,425
60	Lincoln Electric Holdings, Inc.	2,475
106	Lockheed Martin Corp.	9,661
90	Manitowoc Co., Inc.	1,159
18	Martin Marietta Materials, Inc.	1,375
148	Masco Corp.	2,096
28	Matson, Inc.	635
112	McDermott International, Inc. (Panama)(a)	1,248
16	Mettler-Toledo International, Inc.(a)	2,642
20	Middleby Corp.(a)	2,303
72	Molex, Inc.	1,912
30	Moog, Inc., Class A(a)	1,099
66	National Instruments Corp.	1,700
32	Nordson Corp.	1,882
152	Norfolk Southern Corp.	11,014
94	Northrop Grumman Corp.	6,288
44	Old Dominion Freight Line, Inc.(a)	1,970
50	Owens Corning(a)	1,668
72	Owens-Illinois, Inc.(a)	1,259
50	Packaging Corp. of America	1,601
56	Pall Corp.	3,109
68	Parker Hannifin Corp.	5,439
48	Pentair, Inc.	2,040
62	PerkinElmer, Inc.	1,693
26	Plexus Corp.(a)	777
50	Precision Castparts Corp.	8,054
148	Raytheon Co.	8,365
22	Regal-Beloit Corp.	1,497
179	Republic Services, Inc.	4,949
22	Rock-Tenn Co., Class A	1,469
62	Rockwell Automation, Inc.	4,468
68	Rockwell Collins, Inc.	3,323
40	Roper Industries, Inc.	4,112
30	Ryder System, Inc.	1,200
50	Sanmina-SCI Corp.(a)	432
54	Sealed Air Corp.	771
50	Shaw Group, Inc.(a)	2,104
32	Silgan Holdings, Inc.	1,342
42	Simpson Manufacturing Co., Inc.	1,068
30	Snap-On, Inc.	2,083
42	Sonoco Products Co.	1,285
58	Spirit Aerosystems Holdings, Inc., Class A(a)	1,442
28	SPX Corp.	1,789
58	Stanley Black & Decker, Inc.	3,815
38	Stericycle, Inc.(a)	3,478
64	SunPower Corp.(a) (b)	287

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 81

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Industrial continued
26	Tech Data Corp.(a)	$1,263
26	Teledyne Technologies, Inc.(a)	1,677
32	Terex Corp.(a)	706
46	Tetra Tech, Inc.(a)	1,193
116	Textron, Inc.	3,100
179	Thermo Fisher Scientific, Inc.	10,266
30	Tidewater, Inc.	1,423
50	Timken Co.	2,008
28	TransDigm Group, Inc.(a)	3,881
66	Trimble Navigation Ltd.(a)	3,237
54	Trinity Industries, Inc.	1,530
193	Union Pacific Corp.	23,438
283	United Parcel Service, Inc., Class B	20,888
333	United Technologies Corp.	26,590
40	URS Corp.	1,456
56	USG Corp.(a)	1,151
72	UTi Worldwide, Inc. (British Virgin Islands)	989
18	Valmont Industries, Inc.	2,281
100	Vishay Intertechnology, Inc.(a)	956
34	Wabtec Corp.	2,657
62	Waste Connections, Inc.	1,795
152	Waste Management, Inc.	5,256
40	Waters Corp.(a)	3,208
34	Werner Enterprises, Inc.	756
40	Woodward, Inc.	1,397
58	Worthington Industries, Inc.	1,212
74	Xylem, Inc.	1,797
42	Zebra Technologies Corp., Class A(a)	1,566
		641,145

	Technology - 14.1%
265	Activision Blizzard, Inc.	3,116
56	Acxiom Corp.(a)	955
207	Adobe Systems, Inc.(a)	6,473
275	Advanced Micro Devices, Inc.(a)	1,023
92	Akamai Technologies, Inc.(a)	3,451
94	Allscripts Healthcare Solutions, Inc.(a)	987
124	Altera Corp.	4,629
122	Analog Devices, Inc.	4,848
42	ANSYS, Inc.(a)	2,927
379	Apple, Inc.	252,126
529	Applied Materials, Inc.	6,184
78	Ariba, Inc.(a)	3,486
24	athenahealth, Inc.(a)	2,121
267	Atmel Corp.(a)	1,583
112	Autodesk, Inc.(a)	3,478
64	BMC Software, Inc.(a)	2,650
183	Broadcom Corp., Class A(a)	6,502
80	Broadridge Financial Solutions, Inc.	1,894
255	Brocade Communications Systems, Inc.(a)	1,479
170	CA, Inc.	4,425
22	CACI International, Inc., Class A(a)	1,175
189	Cadence Design Systems, Inc.(a)	2,495
42	Cavium, Inc.(a)	1,357
52	Cerner Corp.(a)	3,803
82	Citrix Systems, Inc.(a)	6,371
106	Cognizant Technology Solutions Corp., Class A(a)	6,814
58	Computer Sciences Corp.	1,868
144	Compuware Corp.(a)	1,440
26	Concur Technologies, Inc.(a)	1,882
20	Cree, Inc.(a) (b)	564
90	Cypress Semiconductor Corp.(a)	1,045
567	Dell, Inc.	6,005
48	Diebold, Inc.	1,564
34	Digital River, Inc.(a)	566
34	DST Systems, Inc.	1,730
24	Dun & Bradstreet Corp.	1,943
170	Electronic Arts, Inc.(a)	2,266
930	EMC Corp.(a)	24,450
38	Fair Isaac Corp.	1,623
84	Fairchild Semiconductor International, Inc.(a)	1,220
134	Fidelity National Information Services, Inc.	4,221
72	Fiserv, Inc.(a)	5,134
74	Fortinet, Inc.(a)	1,962
759	Hewlett-Packard Co.	12,812
24	Hittite Microwave Corp.(a)	1,257
24	IHS, Inc., Class A(a)	2,737
46	Informatica Corp.(a)	1,500
2,155	Intel Corp.	53,509
473	International Business Machines Corp.	92,164
48	International Rectifier Corp.(a)	836
82	Intersil Corp., Class A	724
108	Intuit, Inc.	6,322
54	Jack Henry & Associates, Inc.	1,996
66	KLA-Tencor Corp.	3,386
119	Lam Research Corp.(a)	4,061
42	Lexmark International, Inc., Class A(b)	912
80	Linear Technology Corp.	2,642
301	LSI Corp.(a)	2,345
203	Marvell Technology Group Ltd. (Bermuda)	2,067
102	Maxim Integrated Products, Inc.	2,768

See notes to financial statements.
82 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Technology continued
42	MedAssets, Inc.(a)	$717
64	MEMC Electronic Materials, Inc.(a)	171
70	Microchip Technology, Inc.	2,432
341	Micron Technology, Inc.(a)	2,118
44	MICROS Systems, Inc.(a)	2,229
62	Microsemi Corp.(a)	1,234
3,300	Microsoft Corp.	101,706
48	MSCI, Inc.(a)	1,684
110	NCR Corp.(a)	2,463
140	NetApp, Inc.(a)	4,833
122	Nuance Communications, Inc.(a)	2,910
217	NVIDIA Corp.(a)	3,044
205	ON Semiconductor Corp.(a)	1,277
1,709	Oracle Corp.	54,090
70	Parametric Technology Corp.(a)	1,487
86	Pitney Bowes, Inc.(b)	1,149
140	PMC - Sierra, Inc.(a)	819
44	Progress Software Corp.(a)	846
70	QLogic Corp.(a)	852
754	QUALCOMM, Inc.	46,341
54	Quest Software, Inc.(a)	1,509
52	Rambus, Inc.(a)	223
76	Red Hat, Inc.(a)	4,259
88	Riverbed Technology, Inc.(a)	1,759
52	Rovi Corp.(a)	798
36	Salesforce.com, Inc.(a)	5,226
92	SanDisk Corp.(a)	3,792
56	Semtech Corp.(a)	1,373
26	Silicon Laboratories, Inc.(a)	994
84	Skyworks Solutions, Inc.(a)	2,559
48	SolarWinds, Inc.(a)	2,634
40	Solera Holdings, Inc.	1,645
72	Synopsys, Inc.(a)	2,378
82	Teradata Corp.(a)	6,263
106	Teradyne, Inc.(a)	1,656
365	Texas Instruments, Inc.	10,600
14	Unisys Corp.(a)	296
24	Veeco Instruments, Inc.(a) (b)	823
40	VeriFone Systems, Inc.(a)	1,390
32	VMware, Inc., Class A(a)	2,849
92	Western Digital Corp.(a)	3,847
609	Xerox Corp.	4,488
94	Xilinx, Inc.	3,188
		884,824

	Utilities - 3.5%
245	AES Corp.	2,791
61	AGL Resources, Inc.	2,419
34	ALLETE, Inc.	1,413
48	Alliant Energy Corp.	2,116
114	Ameren Corp.	3,730
158	American Electric Power Co., Inc.	6,792
96	American Water Works Co., Inc.	3,540
94	Aqua America, Inc.	2,350
48	Atmos Energy Corp.	1,677
48	Avista Corp.	1,219
225	Calpine Corp.(a)	3,949
152	CenterPoint Energy, Inc.	3,099
44	Cleco Corp.	1,801
90	CMS Energy Corp.	2,076
96	Consolidated Edison, Inc.	5,820
201	Dominion Resources, Inc.	10,548
62	DTE Energy Co.	3,621
255	Duke Energy Corp.	16,519
136	Edison International	5,955
92	Entergy Corp.	6,263
285	Exelon Corp.	10,394
184	FirstEnergy Corp.	8,041
751	GenOn Energy, Inc.(a)	1,900
82	Great Plains Energy, Inc.	1,748
64	Hawaiian Electric Industries, Inc.	1,698
34	IDACORP, Inc.	1,409
44	Integrys Energy Group, Inc.	2,376
26	ITC Holdings Corp.	1,872
100	MDU Resources Group, Inc.	2,155
30	National Fuel Gas Co.	1,497
32	New Jersey Resources Corp.	1,434
136	NextEra Energy, Inc.	9,154
122	NiSource, Inc.	2,970
142	Northeast Utilities	5,349
26	Northwest Natural Gas Co.	1,278
40	NorthWestern Corp.	1,464
116	NRG Energy, Inc.	2,475
132	NV Energy, Inc.	2,315
32	OGE Energy Corp.	1,730
34	Ormat Technologies, Inc.	646
120	Pepco Holdings, Inc.	2,317
168	PG&E Corp.	7,293
52	Piedmont Natural Gas Co., Inc.	1,624
46	Pinnacle West Capital Corp.	2,363
72	PNM Resources, Inc.	1,481

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 83

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF continued

Number
of Shares	Description	Value

	Utilities continued
62	Portland General Electric Co.	$1,664
187	PPL Corp.	5,485
162	Public Service Enterprise Group, Inc.	5,129
72	Questar Corp.	1,422
52	SCANA Corp.	2,463
86	Sempra Energy	5,693
28	South Jersey Industries, Inc.	1,417
337	Southern Co.	15,276
38	Southwest Gas Corp.	1,625
110	TECO Energy, Inc.	1,910
56	UGI Corp.	1,707
58	Vectren Corp.	1,636
66	Westar Energy, Inc.	1,922
34	WGL Holdings, Inc.	1,327
92	Wisconsin Energy Corp.	3,492
162	Xcel Energy, Inc.	4,518
		221,367

	Total Common Stocks - 99.6%
	(Cost $5,553,073)	6,245,845

	Preferred Stock - 0.0%*
	Consumer, Cyclical - 0.0%*
1	Orchard Supply Hardware Stores Corp.(a)
	(Cost $1)	2

	Exchange Traded Fund - 0.1%
70	SPDR Dow Jones Total Market ETF
	(Cost $7,340)	7,352

	Master Limited Partnerships - 0.1%
	Energy - 0.1%
20	Atlas Energy, LP	681
62	Energy Transfer Equity, LP	2,725
	(Cost $1,817)	3,406

	Rights - 0.0%*
325	Hampton Roads Bankshares, Inc.(c)	403
325	Hampton Roads Bankshares, Inc.(c)	363
4	Liberty Ventures (c)	39
	(Cost $960)	805

	Total Long-Term Investments - 99.8%
	(Cost $5,563,191)	6,257,410

	Investments of Collateral for
	Securities Loaned - 1.1%
72,432	BNY Mellon Securities Lending Overnight
	Fund, 0.1928%(d) (e)
	(Cost $72,432)	72,432

	Total Investments - 100.9%
	(Cost $5,635,623)	6,329,842
	Liabilities in excess of Other Assets - (0.9%)	(57,985)

	Net Assets - 100.0%	$6,271,857

* Less than 0.1%.

AG - Stock Corporation

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at August 31, 2012.

(c)
Security is valued based on observable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The market value of such securities is $805 which represents less than 0.1% of net assets.

(d)
At August 31, 2012, the total market value of the Fund’s securities on loan was $75,133 and the total market value of the collateral held by the Fund was $77,313, consisting of cash collateral of $72,432 and U.S. Government and Agency securities valued at $4,881.

(e)	Interest rate shown reflects yield as of August 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
84 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WMCR Wilshire Micro-Cap ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.9%
	Common Stocks - 99.6%
	Basic Materials - 2.7%
2,553	American Pacific Corp.(a)	$30,815
3,421	Charles & Colvard Ltd.(a)	12,589
1,440	Friedman Industries, Inc.	14,054
2,275	Golden Minerals Co.(a) (b)	12,171
1,772	KMG Chemicals, Inc.	32,481
4,149	Landec Corp.(a)	40,660
50,101	Liquidmetal Technologies, Inc.(a)	14,028
1,250	Material Sciences Corp.(a)	11,088
10,697	Midway Gold Corp. (Canada)(a)	14,655
8,096	Mines Management, Inc.(a) (b)	11,092
419	Northern Technologies International Corp.(a)	4,263
615	Oil-Dri Corp. of America	14,084
1,269	Orchids Paper Products Co.	22,740
1,674	Penford Corp.(a)	12,237
3,070	Solitario Exploration & Royalty Corp.(a)	3,776
3,674	Timberline Resources Corp.(a)	1,249
1,193	Universal Stainless & Alloy(a)	42,829
15,127	Uranerz Energy Corp.(a) (b)	21,934
15,159	Uranium Energy Corp.(a)	38,655
22,095	Uranium Resources, Inc.(a)	9,943
7,503	Verso Paper Corp.(a)	14,781
14,183	Vista Gold Corp. (Canada)(a) (b)	43,684
2,147	Xerium Technologies, Inc.(a)	9,511
		433,319

	Communications - 8.1%
14,054	8x8, Inc.(a)	83,200
2,844	AH Belo Corp., Class A	13,651
1,286	Alliance Fiber Optic Products, Inc.(a)	11,754
2,034	Autobytel, Inc.(a)	7,343
2,255	Aware, Inc.	13,372
4,229	Bidz.com, Inc.(a)	3,233
99	Brightcove, Inc.(a) (b)	1,279
523	BroadVision, Inc.(a)	4,179
5,136	CalAmp Corp.(a)	39,034
2,709	Chyron International Corp.(a)	3,034
1,374	Cinedigm Digital Cinema Corp., Class A(a)	1,855
1,854	Clearfield, Inc.(a)	9,493
1,853	ClearOne Communications, Inc.(a)	7,412
1,040	Communications Systems, Inc.	11,710
2,493	Crexendo, Inc.	9,149
3,845	Ditech Networks, Inc.(a)	3,153
6,440	Emmis Communications Corp., Class A(a)	16,100
9,809	Entravision Communications Corp., Class A	11,182
984	ePlus, Inc.(a)	33,505
3,363	Fairpoint Communications, Inc.(a)	21,960
5,849	FiberTower Corp.(a) (b)	351
7,572	Gray Television, Inc.(a)	14,008
11,788	Harris Interactive, Inc.(a)	13,910
2,034	Hawaiian Telcom Holdco, Inc.(a)	34,924
3,052	HickoryTech Corp.	31,954
4,183	Hollywood Media Corp.(a)	5,271
2,619	ID Systems, Inc.(a)	13,043
1,377	Internet Patents Corp.	4,737
3,291	Inuvo, Inc.(a)	1,349
13,559	Ipass, Inc.(a)	24,677
2,211	KVH Industries, Inc.(a)	29,981
1,223	Lantronix, Inc.(a)	2,226
12,780	Lee Enterprises, Inc.(a)	18,914
1,884	Lightpath Technologies, Inc., Class A(a)	1,941
5,695	Local.com Corp.(a)	11,276
6,409	LodgeNet Interactive Corp.(a) (b)	2,307
3,403	Media General, Inc., Class A(a) (b)	16,334
7,284	MeetMe, Inc.(a) (b)	17,846
2,224	Meru Networks, Inc.(a) (b)	6,583
9,492	Motricity, Inc.(a)	4,271
2,906	Multiband Corp.(a)	5,231
2,020	NeoPhotonics Corp.(a)	11,211
8,749	Network Engines, Inc.(a)	12,511
4,440	New Frontier Media, Inc.(a)	6,571
2,473	Nexstar Broadcasting Group, Inc., Class A(a)	21,416
2,022	Numerex Corp., Class A(a) (b)	21,069
7,801	Online Resources Corp.(a)	20,673
3,907	Onstream Media Corp.(a)	2,257
2,372	Onvia, Inc.(a) (b)	9,108
2,372	Optical Cable Corp.	9,132
7,184	ORBCOMM, Inc.(a)	25,288
3,412	Outdoor Channel Holdings, Inc.	23,816
11,558	Parkervision, Inc.(a) (b)	26,583
2,626	PC-Tel, Inc.	16,544
2,013	Performance Technologies, Inc.(a)	2,738
1,638	Phazar Corp.(a)	3,194
7,051	Powerwave Technologies, Inc.(a) (b)	2,679
27	Preformed Line Products Co.	1,591
2,987	Procera Networks, Inc.(a)	63,295
3,942	Radio One, Inc., Class D(a)	3,252
639	Reis, Inc.(a)	7,470
2,771	Relm Wireless Corp.(a)	5,126
3,072	RF Industries Ltd.	12,165

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 85

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Communications continued
1,727	RigNet, Inc.(a)	$30,672
163	Saba Software, Inc.(a)	1,532
660	Saga Communications, Inc., Class A(a)	26,928
2,509	Salem Communications Corp., Class A	12,470
1,575	Selectica, Inc.(a)	6,017
2,423	Spanish Broadcasting System, Inc.(a)	8,020
2,329	Spark Networks, Inc.(a) (b)	13,159
1,570	SPS Commerce, Inc.(a)	54,872
6,896	support.com, Inc.(a)	21,240
3,372	Telular Corp.	32,270
1,139	Tessco Technologies, Inc.	21,584
7,663	TheStreet, Inc.	10,652
1,185	TigerLogic Corp.(a)	2,583
8,976	Towerstream Corp.(a) (b)	38,507
4,267	UniTek Global Services, Inc.(a)	14,764
4,231	US Auto Parts Network, Inc.(a)	12,481
11,562	Valuevision Media, Inc., Class A(a)	21,968
3,746	Vitacost.com, Inc.(a)	23,600
1,889	Warwick Valley Telephone Co.	26,427
99	Web.com Group, Inc.(a)	1,648
9,771	Westell Technologies, Inc., Class A(a)	20,910
2,644	WPCS International, Inc.(a)	1,851
3,845	Zhone Technologies, Inc.(a)	2,307
14,951	Zix Corp.(a)	38,424
		1,319,307

	Consumer, Cyclical - 10.5%
10,894	American Apparel, Inc.(a)	11,548
208	Amerigon, Inc.(a)	2,469
464	Ark Restaurants Corp.	7,429
1,543	Bassett Furniture Industries, Inc.	18,655
17,296	Beazer Homes USA, Inc.(a) (b)	50,850
5,153	Black Diamond, Inc.(a)	49,778
10,078	BlueLinx Holdings, Inc.(a)	22,373
3,751	Bon-Ton Stores, Inc.(b)	39,348
1,674	Books-A-Million, Inc.(a)	4,403
3,299	Build-A-Bear Workshop, Inc.(a)	14,021
1,556	Cache, Inc.(a)	5,259
163	Caribou Coffee Co., Inc.(a)	2,085
2,911	Carmike Cinemas, Inc.(a)	33,476
2,608	Carrols Restaurant Group, Inc.(a)	14,813
8,791	Casual Male Retail Group, Inc.(a)	36,219
3,628	Century Casinos, Inc.(a)	9,542
1,648	Cherokee, Inc.	21,671
6,020	Christopher & Banks Corp.(a)	14,809
2,377	Cobra Electronics Corp.(a)	11,386
154	Commercial Vehicle Group, Inc.(a)	1,301
9,875	Cosi, Inc.(a)	7,406
1,736	Culp, Inc.	18,471
4,565	Cybex International, Inc.(a)	6,437
6,011	dELiA*s, Inc.(a)	8,115
1,175	Delta Apparel, Inc.(a)	16,650
1,269	Dixie Group, Inc.(a)	4,340
3,498	Douglas Dynamics, Inc.	49,042
2,970	Dover Downs Gaming & Entertainment, Inc.	7,425
2,511	Dover Motorsports, Inc.(a)	3,666
803	DTS, Inc.(a) (b)	18,027
1,800	Educational Development Corp.	6,840
1,394	Empire Resorts, Inc.(a) (b)	2,732
1,868	Famous Dave’s of America, Inc.(a)	18,680
2,608	Fiesta Restaurant Group, Inc.(a)	41,884
993	Flexsteel Industries, Inc.	19,483
3,565	Forward Industries, Inc.(a)	4,064
675	Frisch’s Restaurants, Inc.	22,282
4,684	Full House Resorts, Inc.(a)	12,553
722	Gaming Partners International Corp.	4,383
1,591	Gordmans Stores, Inc.(a)	27,970
2,562	Granite City Food & Brewery Ltd.(a)	5,611
1,889	Hooker Furniture Corp.	21,440
1,503	J Alexander’s Corp.(a)	21,869
16,090	Jamba, Inc.(a)	39,742
15,715	Joe’s Jeans, Inc.(a)	18,072
833	Johnson Outdoors, Inc.(a)	16,902
921	Kewaunee Scientific Corp.	10,453
786	Kona Grill, Inc.(a)	6,705
839	Lakeland Industries, Inc.(a)	5,764
3,662	Lakes Entertainment, Inc.(a)	9,082
4,276	Libbey, Inc.(a)	62,814
1,931	Lifetime Brands, Inc.	21,164
4,059	Luby’s, Inc.(a)	24,273
3,742	MarineMax, Inc.(a)	26,980
63	Mattress Firm Holding Corp.(a) (b)	2,028
1,227	Miller Industries, Inc.	18,822
1,540	Monarch Casino & Resort, Inc.(a)	11,612
2,608	Motorcar Parts of America, Inc.(a) (b)	12,649
3,955	MTR Gaming Group, Inc.(a)	14,416
5,008	Multimedia Games Holding Co., Inc.(a)	78,475
572	Nathan’s Famous, Inc.(a)	18,230
6,128	Nautilus, Inc.(a)	14,462
5,258	Navarre Corp.(a)	7,203
1,103	Orchard Supply Hardware Stores Corp., Class A(a) (b)	15,795

See notes to financial statements.
86 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Consumer, Cyclical continued
3,159	PC Connection, Inc.	$38,508
2,423	PC Mall, Inc.(a)	14,199
2,838	Pizza Inn Holdings, Inc.(a)	9,763
2,836	Reading International, Inc., Class A(a) (b)	18,179
2,636	Red Lion Hotels Corp.(a)	19,190
2,206	Rentrak Corp.(a)	38,495
1,866	RG Barry Corp.	26,758
1,269	Rick’s Cabaret International, Inc.(a)	9,695
1,416	Rocky Brands, Inc.(a)	16,581
5,821	Ruth’s Hospitality Group, Inc.(a)	35,624
2,576	School Specialty, Inc.(a) (b)	7,264
1,256	Skyline Corp.(a)	5,941
3,501	SMF Energy Corp.	585
5,966	Spartan Motors, Inc.	29,770
3,088	Stanley Furniture Co., Inc.(a)	14,606
1,417	Steinway Musical Instruments, Inc.(a)	35,283
1,665	Supreme Industries, Inc., Class A(a)	6,577
1,087	Tandy Leather Factory, Inc.	5,968
659	Tilly’s, Inc., Class A(a)	12,086
4,457	Town Sports International Holdings, Inc.(a)	58,030
6,638	Tuesday Morning Corp.(a)	37,106
3,400	Unifi, Inc.(a)	37,672
2,773	Virco Manufacturing Corp.(a)	4,298
1,875	West Marine, Inc.(a)	19,500
406	Winmark Corp.	20,056
7,132	Zale Corp.(a)	39,369
		1,717,551

	Consumer, Non-cyclical - 25.0%
9,889	Aastrom Biosciences, Inc.(a) (b)	16,515
9,495	ACADIA Pharmaceuticals, Inc.(a)	16,901
729	Acme United Corp.	7,910
2,242	Adcare Health Systems, Inc.(a)	10,291
4,531	Addus HomeCare Corp.(a)	21,975
3,742	ADVENTRX Pharmaceuticals, Inc.(a)	2,618
839	Advocat, Inc.	5,319
5,162	Agenus, Inc.(a)	23,694
3,248	Alexza Pharmaceuticals, Inc.(a) (b)	15,623
7,397	Alliance HealthCare Services, Inc.(a)	10,060
2,035	Altair Nanotechnologies, Inc.(a)	1,526
155	Amcon Distributing Co.	10,579
4,054	American Caresource Holdings, Inc.(a)	2,169
1,531	American Shared Hospital Services(a)	4,532
5,343	Amicus Therapeutics, Inc.(a) (b)	26,181
3,798	Ampio Pharmaceuticals, Inc.(a)	10,938
3,403	Anacor Pharmaceuticals, Inc.(a)	20,928
1,995	Anika Therapeutics, Inc.(a)	28,349
19,779	Antares Pharma, Inc.(a) (b)	76,743
5,190	Anthera Pharmaceuticals, Inc.(a)	4,671
6,997	Apricus Biosciences, Inc.(a) (b)	20,081
2,156	Arrowhead Research Corp.(a) (b)	5,778
21,478	Astex Pharmaceuticals(a)	60,783
1,754	AT Cross Co., Class A(a)	17,382
2,649	AtriCure, Inc.(a)	18,490
2,218	Avalon Holdings Corp., Class A(a)	8,495
1,096	Barrett Business Services, Inc.	27,773
1,575	BioClinica, Inc.(a)	8,285
675	Biodel, Inc.(a)	2,005
4,404	BioDelivery Sciences International, Inc.(a)	21,712
4,628	BioMimetic Therapeutics, Inc.(a)	17,772
3,756	Biosante Pharmaceuticals, Inc.(a) (b)	5,559
746	Biospecifics Technologies Corp.(a)	14,010
8,353	Biotime, Inc.(a) (b)	33,830
21,148	Bovie Medical Corp.(a)	59,637
420	Bridgford Foods Corp.(a)	3,158
3,234	BSD Medical Corp.(a) (b)	5,595
3,263	Cadiz, Inc.(a) (b)	26,626
4,673	Capital Senior Living Corp.(a)	56,216
7,600	Cardica, Inc.(a)	12,920
4,275	CardioNet, Inc.(a)	9,704
4,420	Cardiovascular Systems, Inc.(a)	41,194
33,278	Cardium Therapeutics, Inc.(a)	7,721
3,132	Carriage Services, Inc.	28,313
1,166	CCA Industries, Inc.	5,352
10,443	Celldex Therapeutics, Inc.(a)	58,899
52,136	Cel-Sci Corp.(a)	16,689
7,352	Celsion Corp.(a)	33,084
127	Ceres, Inc.(a)	867
10,000	Cerus Corp.(a) (b)	31,900
72	Chefs’ Warehouse, Inc.(a)	1,107
7,476	Chelsea Therapeutics International Ltd.(a)	7,850
3,019	Chindex International, Inc.(a)	31,609
6,747	Cleveland Biolabs, Inc.(a) (b)	11,133
839	Coffee Holding Co., Inc.(b)	5,160
1,501	Collectors Universe	22,035
13,179	Columbia Laboratories, Inc.(a)	14,102
13,377	CombiMatrix Corp.(a)	8,033
2,255	Command Security Corp.(a)	2,751
1,194	Cornerstone Therapeutics, Inc.(a)	8,071
2,602	Coronado Biosciences, Inc.(a)	16,002
1,658	Craft Brew Alliance, Inc.(a)	13,181

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 87

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Consumer, Non-cyclical continued
4,404	Cryo-Cell International, Inc.(a)	$9,557
2,545	Cutera, Inc.(a)	18,375
794	Cyanotech Corp.(a)	4,637
2,761	Cyclacel Pharmaceuticals, Inc.(a)	9,194
2,567	Cynosure, Inc., Class A(a)	66,742
27,939	Cytokinetics, Inc.(a)	21,206
8,976	Cytomedix, Inc.(a)	10,861
12,005	Cytori Therapeutics, Inc.(a) (b)	37,816
6,598	CytRx Corp.(a) (b)	25,798
2,300	DARA Biosciences, Inc.(a) (b)	1,863
564	Daxor Corp.	4,963
11,480	Delcath Systems, Inc.(a) (b)	22,730
1,959	Derma Sciences, Inc.(a) (b)	18,571
7,159	Digirad Corp.(a)	14,175
6,924	Discovery Laboratories, Inc.(a)	22,295
3,295	Document Security Systems, Inc.(a) (b)	12,060
12,872	Durect Corp.(a)	13,516
5,442	Dusa Pharmaceuticals, Inc.(a)	29,115
1,950	Dynacq Healthcare, Inc.(a) (c) (d)	1,084
2,475	Edgewater Technology, Inc.(a)	9,454
3,826	EnteroMedics, Inc.(a)	14,080
2,746	Entremed, Inc.(a)	4,751
1,989	Exactech, Inc.(a)	32,102
3,046	Feihe International, Inc.(a)	18,611
5,406	Female Health Co.	36,490
9,889	Five Star Quality Care, Inc.(a)	46,775
2,807	Franklin Covey Co.(a)	29,052
1,636	Furiex Pharmaceuticals, Inc.(a)	30,184
2,201	G Willi-Food International Ltd. (Israel)(a)	9,178
4,315	Galectin Therapeutics, Inc.(a)	9,320
13,189	Galena Biopharma, Inc.(a) (b)	23,213
4,467	GenMark Diagnostics, Inc.(a)	33,637
1,584	GenVec, Inc.(a)	2,313
1,003	Golden Enterprises, Inc.	3,435
977	Graymark Healthcare, Inc.(a)	352
737	Griffin Land & Nurseries, Inc.	20,864
4,891	Hackett Group, Inc.(a)	18,341
11,474	Hansen Medical, Inc.(a) (b)	16,867
5,605	Harvard Bioscience, Inc.(a)	21,467
830	Heska Corp.	6,565
5,749	Hudson Global, Inc.(a)	26,675
4,749	Idera Pharmaceuticals, Inc.(a)	4,512
3,501	IGI Laboratories, Inc.(a)	4,376
3,934	ImmunoCellular Therapeutics Ltd.(a)	10,150
4,067	Infinity Pharmaceuticals, Inc.(a)	73,857
3,964	Information Services Group, Inc.(a)	4,836
5,401	Innovaro, Inc.(a)	2,755
23,471	Inovio Pharmaceuticals, Inc.(a)	12,839
4,836	Insmed, Inc.(a)	15,669
1,868	Integramed America, Inc.(a)	26,189
3,706	Intersections, Inc.	40,655
2,227	Inventure Foods, Inc.(a)	13,384
917	John B Sanfilippo & Son, Inc.(a)	14,204
3,441	Jones Soda Co.(a)	1,136
14,942	Keryx Biopharmaceuticals, Inc.(a)	30,482
4,310	Kid Brands, Inc.(a)	4,095
13,207	KV Pharmaceutical Co., Class A(a) (b)	1,453
2,923	LCA-Vision, Inc.(a)	12,540
393	Learning Tree International, Inc.(a)	1,611
2,049	Management Network Group, Inc.(a)	4,405
1,049	MediciNova, Inc.(a) (b)	1,930
6,454	MELA Sciences, Inc.(a) (b)	21,815
1,486	MGC Diagnostics Corp.(a)	7,920
1,975	MGP Ingredients, Inc.	6,478
2,318	Misonix, Inc.(a)	8,043
4,167	Myrexis, Inc.(a)	10,459
5,851	Nabi Biopharmaceuticals(a)	9,362
7,861	Nanosphere, Inc.(a)	25,863
579	National Research Corp.	28,811
1,916	Natural Alternatives International, Inc.(a)	11,649
2,540	Nature’s Sunshine Products, Inc.(b)	40,056
19,977	Navidea Biopharmaceuticals, Inc.(a) (b)	72,716
19,492	Neostem, Inc.(a)	12,001
12,699	Neuralstem, Inc.(a)	8,000
2,300	NeurogesX, Inc.(a)	575
1,576	NewLink Genetics Corp.(a) (b)	22,001
3,129	Novabay Pharmaceuticals, Inc.(a)	3,692
436	NuPathe, Inc.(a) (b)	1,727
1,431	Nutraceutical International Corp.(a)	21,894
3,025	Oculus Innovative Sciences, Inc.(a) (b)	2,779
15,711	Odyssey Marine Exploration, Inc.(a) (b)	57,031
3,276	Omega Protein Corp.(a)	23,653
1,552	Omeros Corp.(a)	14,635
1,866	OncoGenex Pharmaceutical, Inc.(a)	25,546
11,733	Orexigen Therapeutics, Inc.(a)	52,447
1,628	Overhill Farms, Inc.(a)	7,489
2,825	Pacira Pharmaceuticals, Inc.(a) (b)	51,302
2,778	Palatin Technologies, Inc.(a)	1,695
590	PDI, Inc.(a)	4,095
496	Perceptron, Inc.(a)	2,827

See notes to financial statements.
88 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Consumer, Non-cyclical continued
16,829	Peregrine Pharmaceuticals, Inc.(a) (b)	$42,746
1,042	Pernix Therapeutics Holdings(a)	6,815
3,484	Pfsweb, Inc.(a)	8,884
12,384	PharmAthene, Inc.(a)	15,356
3,932	PhotoMedex, Inc.(a) (b)	51,549
1,296	Physicians Formula Holdings, Inc.(a)	5,521
10,766	Premier Exhibitions, Inc.(a)	24,439
5,993	PRGX Global, Inc.(a)	48,663
4,872	Primo Water Corp.(a)	5,846
3,148	ProPhase Labs, Inc.(a)	3,337
2,151	Providence Service Corp.(a)	24,543
1,482	Psychemedics Corp.	17,369
499	PURE Bioscience, Inc.(a)	1,402
1,058	QC Holdings, Inc.	3,957
6,336	RadNet, Inc.(a)	17,741
1,931	RCM Technologies, Inc.(a)	10,794
2,282	Reed’s, Inc.(a) (b)	13,646
3,601	Reliv International, Inc.	4,465
6,318	Repligen Corp.(a)	35,949
3,854	Repros Therapeutics, Inc.(a)	48,830
1,836	Response Genetics, Inc.(a)	1,432
3,662	Rexahn Pharmaceuticals, Inc.(a)	1,725
1,923	Rochester Medical Corp.(a)	21,191
4,357	Rockwell Medical Technologies, Inc.(a) (b)	34,769
1,390	Rocky Mountain Chocolate Factory, Inc.	17,222
13,189	RXi Pharmaceuticals Corp.(a)	1,614
10,748	Santarus, Inc.(a)	66,423
4,977	Sarepta Therapeutics, Inc.(a) (b)	78,736
2,302	Schiff Nutrition International, Inc.(a)	44,383
7,300	Senomyx, Inc.(a)	13,870
9,567	Solta Medical, Inc.(a)	29,179
3,038	Somaxon Pharmaceuticals, Inc.(a)	911
6,463	Spectranetics Corp.(a)	78,461
1,194	Standard Register Co.	919
1,736	StarTek, Inc.(a)	5,121
9,369	StemCells, Inc.(a) (b)	20,331
1,366	Stereotaxis, Inc.(a)	2,199
3,090	Strategic Diagnostics, Inc.(a)	4,233
6,679	Sunesis Pharmaceuticals, Inc.(a) (b)	21,172
2,336	SunLink Health Systems, Inc.(a)	2,756
1,353	Supernus Pharmaceuticals, Inc.(a)	16,615
5,316	Synergetics USA, Inc.(a)	27,218
2,232	Synergy Pharmaceuticals, Inc.(a)	11,048
3,583	Synthetic Biologics, Inc.(a)	7,202
10,350	Talon Therapeutics, Inc.(a)	7,814
761	TESARO, Inc.(a)	9,421
1,261	Theragenics Corp.(a)	2,169
7,069	Threshold Pharmaceuticals, Inc.(a)	62,278
4,278	TranS1, Inc.(a)	11,294
1,953	Transcept Pharmaceuticals, Inc.(a)	13,046
1,069	Tree.com, Inc.(a)	16,270
3,422	Trius Therapeutics, Inc.(a)	18,992
464	United-Guardian, Inc.	9,071
830	Universal Security Instruments, Inc.(a)	3,561
5,659	Uroplasty, Inc.(a)	22,523
2,386	US Physical Therapy, Inc.	61,964
267	Utah Medical Products, Inc.	9,027
3,159	Vascular Solutions, Inc.(a)	41,414
2,133	Ventrus Biosciences, Inc.(a)	8,063
984	Verastem, Inc.(a) (b)	8,482
4,520	Vermillion, Inc.(a)	7,774
2,764	Versar, Inc.(a)	8,513
3,558	Vision-Sciences, Inc.(a)	4,661
2,718	Willamette Valley Vineyards, Inc.(a)	10,002
13,719	XOMA Corp.(a)	47,605
823	Young Innovations, Inc.	30,673
24,014	Zalicus, Inc.(a)	35,541
11,540	Zogenix, Inc.(a)	27,350
		4,092,399

	Diversified - 0.2%
2,603	Horizon Pharma, Inc.(a) (b)	11,557
402	OBA Financial Services, Inc.(a)	5,990
1,660	Resource America, Inc., Class A(b)	10,525
		28,072

	Energy - 3.9%
371	Adams Resources & Energy, Inc.	13,022
3,578	Arabian American Development Co.(a) (b)	34,492
3,447	Ascent Solar Technologies, Inc.(a) (b)	5,757
1,932	Barnwell Industries, Inc.(a)	5,931
913	BioFuel Energy Corp.(a) (b)	2,766
1,968	Bolt Technology Corp.	28,280
8,235	Callon Petroleum Co.(a)	45,540
1,546	CREDO Petroleum Corp.(a)	22,355
7,300	Crimson Exploration, Inc.(a)	32,704
3,010	Double Eagle Petroleum Co.(a)	13,395
1,309	Edgen Group, Inc.(a)	9,726
11,400	Emerald Oil, Inc.(a)	14,136
4,212	Evolution Petroleum Corp.(a)	33,780
1,850	FieldPoint Petroleum Corp.(a)	8,140
46,246	Gasco Energy, Inc.(a)	6,498

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 89

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Energy continued
1,585	Geokinetics, Inc.(a)	$270
3,628	GreenHunter Energy, Inc.(a)	7,655
1,624	HKN, Inc.(a)	3,508
164	Isramco, Inc.(a) (b)	16,826
5,842	Lucas Energy, Inc.(a)	9,756
11,009	Magellan Petroleum Corp.(a)	13,321
2,211	Mitcham Industries, Inc.(a)	33,828
1,866	Natural Gas Services Group, Inc.(a)	25,732
4,158	Ocean Power Technologies, Inc.(a)	11,601
20,768	Pacific Ethanol, Inc.(a)	6,957
1,718	Panhandle Oil and Gas, Inc., Class A	49,685
5,244	Plug Power, Inc.(a) (b)	5,035
1,304	PostRock Energy Corp.(a)	2,373
246	PrimeEnergy Corp.(a)	6,396
1,615	Pyramid Oil Co.(a)	7,171
14,418	Quantum Fuel Systems Technologies Worldwide, Inc.(a)	11,823
1,462	Renewable Energy Group, Inc.(a)	7,778
1,012	REX American Resources Corp.(a)	17,609
2,115	Royale Energy, Inc.(a)	4,716
21,553	Syntroleum Corp.(a)	15,087
11,254	Tengasco, Inc.(a)	7,990
3,825	TGC Industries, Inc.(a)	23,333
7,577	Tri-Valley Corp.(a)	99
3,197	Union Drilling, Inc.(a)	13,651
5,377	US Energy Corp.(a)	11,722
2,482	Verenium Corp.(a)	7,818
2,636	Westmoreland Coal Co.(a)	20,376
1,401	ZaZa Energy Corp.(a)	4,231
6,925	Zion Oil & Gas, Inc.(a) (b)	19,806
		642,675

	Financial - 30.3%
1,076	Access National Corp.(b)	15,053
2,576	AG Mortgage Investment Trust, Inc., REIT	60,794
2,179	Agree Realty Corp., REIT	54,083
1,112	Alliance Financial Corp.	40,777
1,898	American National Bankshares, Inc.	42,325
1,877	American Realty Capital Properties, Inc., REIT	21,586
1,836	American River Bankshares(a)	12,540
1,959	American Safety Insurance Holdings Ltd. (Bermuda)(a)	33,754
4,728	Ameris Bancorp(a)	56,121
3,438	AmeriServ Financial, Inc.(a)	10,176
3,359	Apollo Residential Mortgage, Inc., REIT	68,658
4,269	Arbor Realty Trust, Inc., REIT	24,547
569	Ares Commercial Real Estate Corp., REIT	9,582
1,645	Arlington Asset Investment Corp., Class A	37,671
1,911	Asta Funding, Inc.	18,193
7,159	Bancorp, Inc.(a)	69,228
2,237	BancTrust Financial Group, Inc.(a)	6,487
1,464	Bank of Kentucky Financial Corp.	36,161
1,148	Bank of Marin Bancorp	45,025
81	Banner Corp.	1,959
572	Bar Harbor Bankshares	20,449
3,444	BBX Capital Corp., Class A(a)	21,525
2,049	Bofi Holding, Inc.(a)	48,254
1,760	Bridge Bancorp, Inc.	35,640
2,414	Bridge Capital Holdings(a)	36,331
2,377	Bryn Mawr Bank Corp.	52,270
2,377	BSB Bancorp, Inc.(a)	30,117
246	C&F Financial Corp.(b)	9,624
2,115	Camco Financial Corp.(a)	4,547
1,480	Cape Bancorp, Inc.(a)	13,542
15,273	Capital Bank Corp.(a)	36,044
3,013	Capital Trust, Inc., Class A, REIT(a)	9,340
3,507	Center Bancorp, Inc.	40,120
6,536	Centerstate Banks, Inc.	53,464
1,157	Central Valley Community Bancorp(a)	9,487
668	Century Bancorp, Inc., Class A	20,982
1,194	CFS Bancorp, Inc.	6,746
2,635	Chatham Lodging Trust, REIT	36,916
1,132	Chicopee Bancorp, Inc.(a)	16,833
1,096	CIFC Corp.(a)	8,253
2,558	Citizens & Northern Corp.	49,011
857	Citizens Holding Co.	16,566
774	Citizens South Banking Corp.	5,410
2,893	CNB Financial Corp.	47,937
895	Codorus Valley Bancorp, Inc.	13,434
1,269	Colony Bankcorp, Inc.(a) (b)	5,101
2,500	CompuCredit Holdings Corp.(a) (b)	15,175
1,329	Consolidated-Tomoka Land Co.(b)	38,275
4,758	Crescent Financial Bancshares, Inc.(a)	24,932
579	Diamond Hill Investment Group, Inc.	42,273
3,824	Eagle Bancorp, Inc.(a)	65,161
795	Eastern Insurance Holdings, Inc.	13,157
9,798	Eastern Virginia Bankshares, Inc.(a)	41,739
4,711	Edelman Financial Group, Inc.	41,551
2,897	Ellie Mae, Inc.(a)	74,656
519	Enterprise Bancorp, Inc.(b)	8,221
3,123	Enterprise Financial Services Corp.	38,632
2,811	ESB Financial Corp.	38,595
866	Evans Bancorp, Inc.	13,488

See notes to financial statements.
90 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Financial continued
2,854	Farmers Capital Bank Corp.(a)	$27,084
1,603	Federal Agricultural Mortgage Corp., Class C	39,690
2,791	Federated National Holding Co.(a)	15,406
1,510	Fidus Investment Corp.	24,689
2,753	Financial Institutions, Inc.	48,178
3,671	First Acceptance Corp.(a)	4,625
2,188	First Bancorp, Inc.	35,949
5,063	First California Financial Group, Inc.(a)	35,542
1,287	First Citizens Banc Corp.	7,027
3,782	First Connecticut Bancorp	49,279
1,694	First Defiance Financial Corp.	28,188
3,624	First Federal Bancshares of Arkansas, Inc.(a)	35,406
7,329	First Financial Northwest, Inc.(a) (b)	55,700
2,096	First M&F Corp.	14,274
860	First Pactrust Bancorp, Inc.(b)	10,372
457	First Security Group, Inc.(a) (b)	1,120
2,165	First South Bancorp, Inc.(a)	9,136
1,887	First United Corp.(a)	9,718
2,737	Firstbank Corp.	26,193
639	Firstcity Financial Corp.(a)	5,010
885	FNB Corp.	9,691
3,367	FNB United Corp.(a) (b)	41,077
1,570	Fortegra Financial Corp.(a)	12,513
1,087	Fox Chase Bancorp, Inc.	16,414
3,571	Franklin Financial Corp.(a)	59,457
2,766	German American Bancorp, Inc.(b)	63,618
2,423	Gladstone Commercial Corp., REIT(b)	43,347
7,202	Gramercy Capital Corp., REIT(a)	19,301
3,777	GSV Capital Corp.(a) (b)	32,596
10,100	Guaranty Bancorp(a)	20,099
3,381	Hallmark Financial Services(a)	27,014
1,223	Hampden Bancorp, Inc.	15,410
6,454	Hanmi Financial Corp.(a)	80,610
429	Harleysville Savings Financial Corp.	7,186
5,670	Harris & Harris Group, Inc.(a)	20,752
479	Hawthorn Bancshares, Inc.	4,258
5,831	Heritage Commerce Corp.(a)	38,543
3,516	Heritage Financial Corp.	49,189
618	Heritage Financial Group, Inc.	8,380
5,814	Heritage Oaks Bancorp(a) (b)	33,140
4,520	HF Financial Corp.	56,093
1,114	HMN Financial, Inc.(a)	2,919
510	Home Bancorp, Inc.(a)	8,670
2,576	Home Federal Bancorp, Inc.	27,357
1,047	Homeowners Choice, Inc.	20,982
442	HomeStreet, Inc.(a)	15,664
5,072	HopFed Bancorp, Inc.	39,207
3,724	Imperial Holdings, Inc.(a)	14,263
22,805	Independent Bank Corp.(a) (b)	61,574
3,195	Intervest Bancshares Corp., Class A(a)	11,885
253	Investors Title Co.	15,825
833	Kaiser Federal Financial Group, Inc.	12,728
2,386	Life Partners Holdings, Inc.	3,794
2,400	LNB Bancorp, Inc.	14,736
2,695	Macatawa Bank Corp.(a)	8,166
4,104	MainSource Financial Group, Inc.	49,371
1,187	Marlin Business Services Corp.	19,633
2,698	MBT Financial Corp.(a)	7,824
2,302	Medallion Financial Corp.	26,220
2,069	Mercantile Bancorp, Inc.(a)	481
1,681	Mercantile Bank Corp.(a)	28,493
1,096	Merchants Bancshares, Inc.	30,699
2,965	Metro Bancorp, Inc.(a)	37,211
962	MetroCorp Bancshares, Inc.(a)	10,168
491	MicroFinancial, Inc.	4,419
1,069	Middleburg Financial Corp.	18,034
1,839	MidSouth Bancorp, Inc.	23,944
4,023	Mission West Properties, REIT	36,287
985	Monarch Financial Holdings, Inc.	9,643
588	Monmouth Real Estate Investment Corp., Class A, REIT	6,568
12,927	MPG Office Trust, Inc., REIT(a)	45,245
1,029	MutualFirst Financial, Inc.	11,340
1,609	National Bankshares, Inc.(b)	51,086
839	New England Bancshares, Inc.	11,234
792	New Hampshire Thrift Bancshares, Inc.	10,106
2,315	New Mountain Finance Corp.	34,308
2,933	New York Mortgage Trust, Inc., REIT	20,208
1,203	NewBridge Bancorp(a)	5,666
752	Nicholas Financial, Inc. (Canada)	10,355
487	North Valley Bancorp(a)	6,745
419	Northrim BanCorp, Inc.	8,631
491	Norwood Financial Corp.	13,728
3,092	OceanFirst Financial Corp.	43,597
1,332	Old Point Financial Corp.	13,986
4,431	Old Second Bancorp, Inc.(a) (b)	6,381
1,748	OmniAmerican Bancorp, Inc.(a)	38,439
2,929	One Liberty Properties, Inc., REIT	55,973
1,531	Oneida Financial Corp.	16,229
2,410	Oppenheimer Holdings, Inc., Class A	35,957
3,116	Pacific Continental Corp.	28,013
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 91

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Financial continued
1,495	Pacific Mercantile Bancorp(a) (b)	$9,732
2,067	Pacific Premier Bancorp, Inc.(a)	18,830
3,157	Patriot National Bancorp, Inc.(a)	5,146
1,341	Peapack Gladstone Financial Corp.	19,766
1,040	Penns Woods Bancorp, Inc.	41,434
9,820	Penson Worldwide, Inc.(a)	805
1,558	Peoples Bancorp, Inc.	34,432
1,069	Peoples Financial Corp.	11,310
1,352	PMC Commercial Trust, REIT	10,045
1,019	Porter Bancorp, Inc.(a)	1,875
1,246	Preferred Apartment Communities, Inc., Class A, REIT	10,217
2,811	Preferred Bank(a)	36,234
280	Primus Guaranty Ltd. (Bermuda)(a)	2,254
4,425	Princeton National Bancorp, Inc.(a)	1,328
1,522	Provident Financial Holdings, Inc.	20,075
1,809	Pulaski Financial Corp.(b)	14,201
3,610	PVF Capital Corp.(a)	7,509
984	QCR Holdings, Inc.	13,363
16,063	Republic First Bancorp, Inc.(a)	32,447
3,225	Riverview Bancorp, Inc.(a)	4,031
1,710	Rurban Financial Corp.(a)	12,295
446	Savannah Bancorp, Inc.(a)	4,389
18,531	Seacoast Banking Corp. of Florida(a)	27,241
1,522	Shore Bancshares, Inc.	8,569
3,046	Sierra Bancorp	33,140
4,462	Southern Community Financial Corp.(a)	14,100
629	Southern National Bancorp of Virginia, Inc.	4,868
2,527	Southwest Bancorp, Inc.(a)	27,949
1,676	Suffolk Bancorp(a)	25,375
2,562	Summit Financial Group, Inc.(a)	9,992
6,445	Summit Hotel Properties, Inc., REIT	54,911
11,986	Sun Bancorp, Inc.(a)	34,759
154	Taylor Capital Group, Inc.(a) (b)	2,593
426	Teche Holding Co.	16,699
2,332	Territorial Bancorp, Inc.	53,776
5,388	Thomas Properties Group, Inc.	29,957
1,439	Timberland Bancorp, Inc.(a)	8,361
3,562	UMH Properties, Inc., REIT	40,073
1,676	United Security Bancshares(a)	4,056
1,575	United Security Bancshares, Inc.(a)	9,230
857	Unity Bancorp, Inc.(a)	5,056
5,713	Universal Insurance Holdings, Inc.	19,996
5,415	US Global Investors, Inc., Class A	28,212
5,397	Virginia Commerce Bancorp, Inc.(a)	43,662
681	WageWorks, Inc.(a)	11,618
2,766	Walker & Dunlop, Inc.(a)	36,567
3,150	Washington Banking Co.	42,934
1,194	Waterstone Financial, Inc.(a)	5,791
3,498	West Bancorporation, Inc.	35,470
325	West Coast Bancorp(a)	6,474
516	White River Capital, Inc.	11,429
2,902	Whitestone REIT, REIT	38,132
3,628	Yadkin Valley Financial Corp.(a)	10,158
		4,956,650

	Industrial - 9.2%
25,040	Active Power, Inc.(a)	19,030
1,922	ADA-ES, Inc.(a) (b)	45,071
648	Air T, Inc.	5,275
500	Argan, Inc.	8,375
2,870	Arotech Corp.(a)	2,296
877	Art’s-Way Manufacturing Co., Inc.	5,972
3,601	Ballantyne Strong, Inc.(a)	15,448
703	Breeze-Eastern Corp.(a)	5,097
3,417	Broadwind Energy, Inc.(a)	6,185
99	CAI International, Inc.(a)	1,967
5,948	Casella Waste Systems, Inc., Class A(a)	28,610
1,685	Ceco Environmental Corp.	15,974
1,386	Chase Corp.	22,550
506	Chicago Rivet & Machine Co.	9,407
2,838	Clean Diesel Technologies, Inc.(a)	6,556
3,236	Coleman Cable, Inc.	30,677
1,232	Core Molding Technologies, Inc.(a)	9,203
1,419	CPI Aerostructures, Inc.(a)	17,596
734	CVD Equipment Corp.(a) (b)	7,913
1,053	DHT Holdings, Inc. (Marshall Islands)	5,823
509	Digital Ally, Inc.(a)	2,576
4,219	DRI Corp.(a)	4
274	Eastern Co.	4,672
289	Ecology and Environment, Inc., Class A	3,477
1,114	EDAC Technologies Corp.(a)	16,131
2,579	ENGlobal Corp.(a)	1,805
10,820	Flow International Corp.(a)	35,706
1,555	Fluidigm Corp.(a)	24,320
877	Frequency Electronics, Inc.(a)	7,612
1,755	Frozen Food Express Industries(a)	4,159
1,363	Gencor Industries, Inc.(a)	10,386
2,033	Giga-Tronics, Inc.(a)	3,354
1,318	GSE Holding, Inc.(a)	10,808
2,229	Hardinge, Inc.	20,039
1,214	Heritage-Crystal Clean, Inc.(a) (b)	21,840

See notes to financial statements.
92 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Industrial continued
3,503	Hudson Technologies, Inc.(a)	$12,646
1,038	Hurco Cos., Inc.(a)	21,476
8,668	Identive Group, Inc.(a)	6,068
2,354	IEC Electronics Corp.(a)	13,488
877	Image Sensing Systems, Inc.(a)	4,411
830	Innovative Solutions & Support, Inc.(a)	3,204
2,426	Insignia Systems, Inc.(a)	4,051
3,078	Insteel Industries, Inc.	30,842
3,157	Integrated Electrical Services, Inc.(a) (b)	9,408
3,585	Intellicheck Mobilisa, Inc.(a)	6,847
1,078	IntriCon Corp.(a)	5,250
3,196	Iteris, Inc.(a)	4,858
2,115	Kadant, Inc.(a)	48,074
9,116	Kratos Defense & Security Solutions, Inc.(a)	43,574
3,662	KSW, Inc.	14,502
2,791	Lime Energy Co.(a)	2,065
2,233	LMI Aerospace, Inc.(a)	43,477
4,010	LoJack Corp.(a)	10,065
4,404	LRAD Corp.(a)	4,932
537	LS Starrett Co., Class A	6,809
4,793	LSI Industries, Inc.	31,250
3,236	Lydall, Inc.(a)	41,518
985	Magnetek, Inc.(a) (b)	12,608
2,983	Manitex International, Inc.(a)	20,911
2,176	Meade Instruments Corp.(a)	7,507
2,654	MEMSIC, Inc.(a)	4,671
569	Mesa Laboratories, Inc.	26,760
3,408	Met-Pro Corp.	31,081
1,176	Mfri, Inc.(a)	7,844
6,419	Microvision, Inc.(a) (b)	17,716
868	MOCON, Inc.	12,673
3,385	Nanophase Technologies Corp.(a)	1,083
2,527	NAPCO Security Technologies, Inc.(a)	8,213
3,959	NCI Building Systems, Inc.(a)	42,559
4,128	Nexxus Lighting, Inc.(a)	537
3,131	NN, Inc.(a)	26,394
303	Omega Flex, Inc.(a)	3,227
1,421	Orbit International Corp.(a)	4,547
6,020	Orion Energy Systems, Inc.(a)	8,910
1,814	Park-Ohio Holdings Corp.(a)	39,019
2,115	Patrick Industries, Inc.(a)	27,495
6,881	Perma-Fix Environmental Services(a)	6,537
2,495	PMFG, Inc.(a)	17,964
2,888	PowerSecure International, Inc.(a)	15,306
2,599	Pro-Dex, Inc.(a)	5,432
72	Proto Labs, Inc.(a) (b)	2,265
357	Providence and Worcester Railroad Co.	4,320
3,214	Pure Cycle Corp.(a)	6,621
2,766	Rand Logistics, Inc.(a) (b)	19,639
2,409	Research Frontiers, Inc.(a) (b)	7,612
4,854	Satcon Technology Corp.(a)	5,825
419	SIFCO Industries, Inc.	7,894
580	SL Industries, Inc.(a)	7,958
1,205	Sparton Corp.(a)	12,050
5,442	Stoneridge, Inc.(a)	34,393
2,608	Superconductor Technologies, Inc.(a)	1,461
564	Sutron Corp.(a)	3,102
1,157	Synalloy Corp.	15,157
4,818	TRC Cos., Inc.(a)	33,533
1,209	UFP Technologies, Inc.(a)	20,432
4,556	Ultralife Corp.(a)	13,531
1,359	Universal Power Group, Inc.(a)	2,881
3,983	UQM Technologies, Inc.(a)	4,023
1,708	US Home Systems, Inc.	21,230
801	USA Truck, Inc.(a)	2,972
1,087	Video Display Corp.(a)	5,000
785	VSE Corp.	18,220
1,894	Wells-Gardner Electronics Corp.(a)	4,148
2,645	Westinghouse Solar, Inc.(a)	503
917	Williams Controls, Inc.	10,087
657	Willis Lease Finance Corp.(a)	8,134
1,212	WSI Industries, Inc.	8,557
3,268	XPO Logistics, Inc.(a)	48,464
2,133	YRC Worldwide, Inc.(a) (b)	11,923
		1,495,658

	Technology - 8.8%
3,551	Acorn Energy, Inc.(b)	29,225
4,475	American Software, Inc., Class A	36,874
2,013	Amtech Systems, Inc.(a)	7,931
442	Analysts International Corp.(a)	1,706
590	Astro-Med, Inc.	4,809
1,827	Asure Software, Inc.(a) (b)	14,232
524	Audience, Inc.(a)	9,469
8,872	AuthenTec, Inc.(a)	71,065
20,203	Axcelis Technologies, Inc.(a)	21,213
6,301	AXT, Inc.(a)	21,108
2,378	Bsquare Corp.(a)	6,682
6,734	Callidus Software, Inc.(a)	30,101
2,798	Computer Task Group, Inc.(a)	44,768
1,932	Concurrent Computer Corp.	8,269

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 93

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Technology continued
1,638	CSP, Inc.	$7,404
1,619	Daegis, Inc.(a)	1,473
1,212	Data I/O Corp.(a)	3,091
2,879	Datalink Corp.(a)	24,040
2,755	Dataram Corp.(a)	1,420
803	Datawatch Corp.(a)	15,233
1,446	Digimarc Corp.	31,436
11,241	Dot Hill Systems Corp.(a)	12,702
1,377	Dynamics Research Corp.(a)	8,193
2,645	eMagin Corp.(a)	12,035
3,486	Emcore Corp.(a)	16,384
2,653	Eon Communications Corp.(a)	2,122
127	EPAM Systems, Inc.(a) (b)	2,222
1,350	Evolving Systems, Inc.	8,654
8,470	FSI International, Inc.(a)	52,260
4,755	Future Healthcare of America(a) (c) (d)	–
906	Geeknet, Inc.(a)	16,308
2,490	GigOptix, Inc.(a)	5,578
11,959	Glu Mobile, Inc.(a) (b)	60,393
3,148	GSE Systems, Inc.(a)	5,950
4,834	GSI Technology, Inc.(a)	21,463
2,549	Guidance Software, Inc.(a)	26,739
3,069	Hutchinson Technology, Inc.(a)	5,095
489	Icad, Inc.(a)	1,061
3,971	Immersion Corp.(a)	22,794
5,731	Innodata, Inc.(a)	23,612
4,827	Integrated Silicon Solution, Inc.(a)	47,836
2,996	Intermolecular, Inc.(a)	22,170
2,926	Interphase Corp.(a)	10,914
2,915	inTEST Corp.(a)	7,637
108	j2 Global, Inc.	3,183
2,043	Key Tronic Corp.(a)	22,146
9,152	Majesco Entertainment Co.(a)	15,558
2,158	Market Leader, Inc.(a)	10,855
1,522	Mattersight Corp.(a)	8,447
13,632	Mattson Technology, Inc.(a) (b)	12,807
668	Mediware Information Systems(a)	9,806
7,882	Mindspeed Technologies, Inc.(a)	20,414
4,402	Mitek Systems, Inc.(a) (b)	19,985
8,344	MoSys, Inc.(a)	28,453
179,200	NeoMedia Technologies, Inc.(a)	1,254
4,350	Netlist, Inc.(a)	7,439
2,537	NetSol Technologies, Inc.(a) (b)	11,721
1,977	Official Payments Holdings, Inc.(a)	7,868
3,148	Overland Storage, Inc.(a)	5,981
1,773	PAR Technology Corp.(a)	8,883
4,143	PDF Solutions, Inc.(a)	49,923
3,453	Pervasive Software, Inc.(a)	28,729
3,671	Planar Systems, Inc.(a)	4,772
8,814	PLX Technology, Inc.(a)	50,240
663	Proofpoint, Inc.(a)	8,606
1,863	Qualstar Corp.(a)	3,074
8,390	QuickLogic Corp.(a)	22,485
5,044	Radisys Corp.(a)	18,411
2,589	Rainmaker Systems, Inc.(a)	2,693
10,142	Ramtron International Corp.(a)	28,803
3,625	Richardson Electronics Ltd.	43,391
1,968	Rimage Corp.	13,540
1,390	Scientific Learning Corp.(a)	1,487
2,527	Simulations Plus, Inc.(b)	11,270
2,069	SmartPros Ltd.	3,848
5,208	Smith Micro Software, Inc.(a)	8,749
4,146	Streamline Health Solutions, Inc.(a)	17,911
1,730	THQ, Inc.(a) (b)	8,304
629	Transact Technologies, Inc.(a)	4,510
7,033	Transwitch Corp.(a)	7,033
5,234	Ultra Clean Holdings(a)	30,776
9,483	USA Technologies, Inc.(a)	13,466
1,087	Versant Corp.(a)	10,609
4,882	Vitesse Semiconductor Corp.(a)	11,912
21,550	Wave Systems Corp., Class A(a) (b)	20,904
740	Wayside Technology Group, Inc.	9,428
4,054	Wireless Ronin Technologies, Inc.(a)	3,405
4,755	Wizzard Software Corp.(a) (b)	23,537
1,674	XRS Corp.(a)	1,499
		1,441,786

	Utilities - 0.9%
1,513	Artesian Resources Corp., Class A	33,498
1,372	Delta Natural Gas Co., Inc.(b)	27,028
1,277	Gas Natural, Inc.	12,745
896	RGC Resources, Inc.	16,137
22,890	US Geothermal, Inc.(a)	7,737
2,929	York Water Co.	51,755
		148,900

	Total Common Stocks - 99.6%
	(Cost $17,466,688)	16,276,317

See notes to financial statements.
94 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WMCR Wilshire Micro-Cap ETF continued

Number
of Shares	Description	Value

	Exchange Traded Fund - 0.3%
1,000	iShares Russell Microcap Index Fund
	(Cost $50,498)	$50,480

	Warrant - 0.0%*
	Consumer, Non-cyclical - 0.0%
314	Photomedex, Inc., 12/13/2014(a) (c)
	(Cost $0)	829

	Total Long-Term Investments - 99.9%
	(Cost $17,517,186)	16,327,626

	Investments of Collateral for
	Securities Loaned - 11.6%
1,885,303	BNY Mellon Securities Lending Overnight
	Fund, 0.1928%(e) (f)
	(Cost $1,885,303)	1,885,303

	Total Investments - 111.5%
	(Cost $19,402,489)	18,212,929
	Liabilities in excess of Other Assets - (11.5%)	(1,874,245)

	Net Assets - 100.0%	$16,338,684

* Less than 0.1%

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at August 31, 2012.

(c)
Security is valued based on observable and/or unobservable inputs in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $1,913 which represents less than 0.1% of net assets.

(d)	Illiquid security.

(e)	At August 31, 2012, the total market value of the Fund’s securities on loan was $1,793,028 and the total market value of the collateral held by the Fund was $1,885,303.

(f)	Interest rate shown reflects yield as of August 31, 2012.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 95

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WREI Wilshire US REIT ETF

Number
of Shares	Description	Value

	Long-Term Investments - 99.8%
	Common Stocks - 99.8%
	Financial - 99.8%
1,948	Acadia Realty Trust, REIT	$48,505
120	Alexander’s, Inc., REIT	53,957
2,602	Alexandria Real Estate Equities, Inc., REIT	192,288
1,500	American Assets Trust, Inc., REIT	40,890
3,957	American Campus Communities, Inc., REIT	184,475
6,401	Apartment Investment & Management Co., Class A, REIT	169,498
3,029	Ashford Hospitality Trust, Inc., REIT	25,080
2,153	Associated Estates Realty Corp., REIT	32,747
4,194	AvalonBay Communities, Inc., REIT	593,535
6,815	BioMed Realty Trust, Inc., REIT	126,282
6,589	Boston Properties, Inc., REIT	738,825
6,270	Brandywine Realty Trust, REIT	76,494
3,373	BRE Properties, Inc., REIT	168,380
3,541	Camden Property Trust, REIT	245,852
1,662	Campus Crest Communities, Inc., REIT	17,950
6,247	CBL & Associates Properties, Inc., REIT	133,498
2,422	Cedar Shopping Centers, Inc., REIT	13,297
1,055	Chesapeake Lodging Trust, REIT	19,655
3,888	Colonial Properties Trust, REIT	85,225
3,701	CommonWealth REIT, REIT	55,404
931	Coresite Realty Corp., REIT	25,314
3,120	Corporate Office Properties Trust, REIT	69,763
4,257	Cousins Properties, Inc., REIT	34,013
5,446	CubeSmart, REIT	70,253
10,964	DCT Industrial Trust, Inc., REIT	69,292
9,931	DDR Corp., REIT	151,150
8,308	DiamondRock Hospitality Co., REIT	79,923
5,355	Digital Realty Trust, Inc., REIT	399,001
5,678	Douglas Emmett, Inc., REIT	136,215
11,750	Duke Realty Corp., REIT	170,375
2,796	DuPont Fabros Technology, Inc., REIT	77,058
1,259	EastGroup Properties, Inc., REIT	67,482
4,868	Education Realty Trust, Inc., REIT	56,274
1,826	Equity Lifestyle Properties, Inc., REIT	125,556
2,740	Equity One, Inc., REIT	58,088
13,222	Equity Residential, REIT	798,609
1,553	Essex Property Trust, Inc., REIT	236,025
4,568	Extra Space Storage, Inc., REIT	155,814
2,811	Federal Realty Investment Trust, REIT	303,335
5,079	FelCor Lodging Trust, Inc., REIT(a)	23,567
4,113	First Industrial Realty Trust, Inc., REIT(a)	53,058
2,263	First Potomac Realty Trust, REIT	28,989
3,426	Franklin Street Properties Corp., REIT	38,097
18,150	General Growth Properties, Inc., REIT	373,527
6,166	Glimcher Realty Trust, REIT	64,620
1,654	Government Properties Income Trust, REIT	37,364
18,450	HCP, Inc., REIT	846,117
9,404	Health Care REIT, Inc., REIT	549,570
3,449	Healthcare Realty Trust, Inc., REIT	83,673
8,016	Hersha Hospitality Trust, REIT	39,920
3,170	Highwoods Properties, Inc., REIT	103,374
2,140	Home Properties, Inc., REIT	136,639
5,434	Hospitality Properties Trust, REIT	130,796
31,596	Host Hotels & Resorts, Inc., REIT	483,419
1,697	Hudson Pacific Properties, Inc., REIT	30,105
3,957	Inland Real Estate Corp., REIT	32,447
3,827	Investors Real Estate Trust, REIT	31,955
2,991	Kilroy Realty Corp., REIT	141,205
16,823	Kimco Realty Corp., REIT	341,843
2,832	Kite Realty Group Trust, REIT	14,556
3,787	LaSalle Hotel Properties, REIT	103,196
5,175	Liberty Property Trust, REIT	190,854
5,830	Macerich Co., REIT	347,293
3,881	Mack-Cali Realty Corp., REIT	103,623
1,809	MID-America Apartment Communities, Inc., REIT	123,012
1,670	Monmouth Real Estate Investment Corp., Class A, REIT	18,654
1,008	National Health Investors, Inc., REIT	52,658
1,814	Parkway Properties, Inc., REIT	21,061
2,463	Pebblebrook Hotel Trust, REIT	58,201
2,485	Pennsylvania Real Estate Investment Trust, REIT	39,064
7,638	Piedmont Office Realty Trust, Inc., Class A, REIT	129,617
2,391	Post Properties, Inc., REIT	122,061
20,249	ProLogis, Inc., REIT	691,908
814	PS Business Parks, Inc., REIT	55,490
6,486	Public Storage, REIT	944,102
2,041	Ramco-Gershenson Properties Trust, REIT	26,451
3,966	Regency Centers Corp., REIT	194,334
1,414	Retail Properties of America, Inc., Class A, REIT	15,865
3,631	RLJ Lodging Trust, REIT	64,777
1,295	Rouse Properties, Inc., REIT	18,000
1,645	Sabra Health Care REIT, Inc., REIT	31,535
530	Saul Centers, Inc., REIT	22,848
7,174	Senior Housing Properties Trust, REIT	158,689
13,347	Simon Property Group, Inc., REIT	2,118,169
3,974	SL Green Realty Corp., REIT	320,304
1,280	Sovran Self Storage, Inc., REIT	72,768
7,587	Strategic Hotels & Resorts, Inc., REIT(a)	46,281
1,357	Summit Hotel Properties, Inc., REIT	11,562

See notes to financial statements.
96 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	August 31, 2012

WREI Wilshire US REIT ETF continued

Number
of Shares	Description	Value

	Financial continued
1,110	Sun Communities, Inc., REIT	$50,849
5,997	Sunstone Hotel Investors, Inc., REIT(a)	62,549
3,809	Tanger Factory Outlet Centers, REIT	127,792
2,436	Taubman Centers, Inc., REIT	194,929
10,879	UDR, Inc., REIT	274,695
531	Universal Health Realty Income Trust, REIT	22,923
1,325	Urstadt Biddle Properties, Inc., Class A, REIT	25,837
12,940	Ventas, Inc., REIT	847,441
8,140	Vornado Realty Trust, REIT	660,724
2,932	Washington Real Estate Investment Trust, REIT	78,753
5,330	Weingarten Realty Investors, REIT	148,867

	Total Investments - 99.8%
	(Cost $17,190,281)	18,287,954
	Other Assets in excess of Liabilities - 0.2%	38,933

	Net Assets - 100.0%	$18,326,887

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 97

STATEMENT OF ASSETS AND LIABILITIES	August 31, 2012

				Guggenheim
	Guggenheim	Guggenheim		Insider		Guggenheim
	BRIC ETF	Defensive Equity ETF		Sentiment ETF		Mid-Cap Core ETF
	(EEB )	(DEF	)	(NFO	)	(CZA	)
Assets
Investments in securities, at value (including securities on loan)	$354,916,519	$77,751,457		$82,267,284		$41,529,143
Cash	510,881	4,582		132,592		84,787
Receivables:
Dividends	1,319,710	230,842		80,833		57,140
Fund shares sold	—	—		—		—
Investments sold	—	—		12,864		—
Securities lending income	27,727	9,206		24,647		695
Tax reclaims	—	—		—		220
Due from Adviser	—	53,451		—		17,316
Other assets	8,316	2,248		2,654		1,771
Total assets	356,783,153	78,051,786		82,520,874		41,691,072
Liabilities
Custodian bank	—	—		—		—
Payables:
Administration fee	7,069	—		1,814		—
Collateral for securities on loan	22,915,676	6,378,836		5,765,156		814,662
Fund shares redeemed	244	—		—		—
Investments purchased	—	—		—		—
Accrued advisory fees	148,686	—		29,092		—
Accrued expenses	142,989	63,600		80,056		43,033
Total liabilities	23,214,664	6,442,436		5,876,118		857,695
Net Assets	$333,568,489	$71,609,350		$76,644,756		$40,833,377
Composition of Net Assets
Paid-in capital	$677,958,318	$77,643,078		$116,384,750		$45,819,576
Accumulated undistributed net investment income (loss)	6,692,136	1,090,333		886,809		212,349
Accumulated net realized gain (loss) on investments	(194,558,588)	(10,122,445)		(43,136,697)		(6,046,989)
Net unrealized appreciation (depreciation) on investments	(156,523,377)	2,998,384		2,509,894		848,441
Net Assets	$333,568,489	$71,609,350		$76,644,756		$40,833,377
Shares outstanding ($0.01 par value with unlimited amount authorized)	9,850,800	2,450,000		2,250,800		1,250,000
Net Asset Value Per Share	$33.86	$29.23		$34.05		$32.67
Investments in securities, at cost	$511,439,896	$74,753,073		$79,757,390		$40,680,702
Securities on loan, at value	$27,953,625	$6,212,703		$5,605,364		$796,453

See notes to financial statements.
98 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

August 31, 2012

Guggenheim Multi-Asset Income ETF (CVY	)	Guggenheim Raymond James SB-1 Equity ETF (RYJ	)	Guggenheim Spin-Off ETF (CSD	)	Wilshire 4500 Completion ETF (WXSP	)	Wilshire 5000 Total Market ETF (WFVK	)	Wilshire Micro-Cap ETF (WMCR )	Wilshire US REIT ETF (WREI	)
$804,699,635		$86,086,003		$36,115,449		$6,487,378		$6,329,842		$18,212,929	$18,287,954
922,643		74,591		55,400		15,951		4,170		2,682	36,936

2,821,515		57,822		36,899		5,330		13,455		8,345	6,931
746		—		—		—		—		—	—
531,034		548,025		—		107,978		4,612		—	—
107,697		12,183		234		718		183		6,816	—
55,105		—		—		—		—		—	—
—		—		35,310		—		—		—	—
12,006		—		1,686		—		—		—	—
809,150,381		86,778,624		36,244,978		6,617,355		6,352,262		18,230,772	18,331,821

—		—		—		—		—		—	—

12,712		—		—		—		—		—	—
61,160,680		1,967,901		362,551		214,322		72,432		1,885,303	—
—		1,034		—		—		—		—	—
—		617,567		—		102,089		7,340		—	—
310,800		53,140		—		948		633		6,785	4,934
312,149		—		47,092		—		—		—	—
61,796,341		2,639,642		409,643		317,359		80,405		1,892,088	4,934
$747,354,040		$84,138,982		$35,835,335		$6,299,996		$6,271,857		$16,338,684	$18,326,887

$795,327,815		$141,143,390		$48,304,018		$5,010,367		$5,498,491		$31,697,244	$17,154,526

176,081		428,564		108,376		55,167		78,977		23,127	—
	(90,232,544)	(63,439,124)		(13,127,622)		2,680		170		(14,192,127)	74,688
42,082,688		6,006,152		550,563		1,231,782		694,219		(1,189,560)	1,097,673
$747,354,040		$84,138,982		$35,835,335		$6,299,996		$6,271,857		$16,338,684	$18,326,887

33,650,800		3,722,822		1,350,000		200,000		200,000		900,800	500,000
$22.21		$22.60		$26.54		$31.50		$31.36		$18.14	$36.65
$762,616,947		$80,079,851		$35,564,886		$5,255,596		$5,635,623		$19,402,489	$17,190,281
$59,579,281		$1,924,623		$348,388		$207,977		$75,133		$1,793,028	$—

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 99

STATEMENT OF OPERATIONS For the year ended August 31, 2012	August 31, 2012

	Guggenheim BRIC ETF (EEB )	Guggenheim Defensive Equity ETF (DEF )	Guggenheim Insider Sentiment ETF (NFO )	Guggenheim Mid-Cap Core ETF (CZA )
Investment Income
Dividend income	$14,920,784	$2,602,629	$2,283,565	$717,702
Less return of capital distributions received	—	(737,828)	(274,845)	(219,304)
Foreign taxes withheld	(1,520,001)	(32,472)	—	(1,803)
Net dividend income	13,400,783	1,832,329	2,008,720	496,595
Net securities lending income	610,978	69,240	184,330	5,133
Total investment income	14,011,761	1,901,569	2,193,050	501,728
Expenses
Advisory fee <Note 3>	2,156,124	285,252	498,285	145,528
Administration fee	101,170	15,689	27,405	8,004
Custodian fee	189,009	57,180	57,894	56,834
Licensing	172,490	63,296	124,485	29,106
Listing fee and expenses	5,000	5,000	5,000	5,000
Printing expenses	115,721	19,179	23,080	13,076
Professional fees	35,657	25,446	24,902	24,797
Registration & filings	—	196	—	64
Trustees’ fees and expenses	28,420	6,232	10,531	3,854
Miscellaneous	25,334	6,882	9,157	6,892
Total expenses	2,828,925	484,352	780,739	293,155
Advisory fees waived	(74,916)	(113,623)	(132,969)	(103,968)
Net expenses	2,754,009	370,729	647,770	189,187
Net Investment Income (Loss)	11,257,752	1,530,840	1,545,280	312,541
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(24,201,996)	(1,308,967)	(20,766,884)	(3,272,624)
In-kind transactions	(11,689,760)	6,461,958	9,219,088	4,557,015
Net realized gain (loss)	(35,891,756)	5,152,991	(11,547,796)	1,284,391
Net change in unrealized appreciation (depreciation)	(46,382,845)	1,331,981	11,499,061	2,215,900
Net realized and unrealized gain (loss)	(82,274,601)	6,484,972	(48,735)	3,500,291
Net Increase (Decrease) in Net Assets Resulting from Operations	$(71,016,849)	$8,015,812	$1,496,545	$3,812,832

See notes to financial statements.
100 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

August 31, 2012

Guggenheim Multi-Asset Income ETF (CVY )	Guggenheim Raymond James SB-1 Equity ETF (RYJ )	Guggenheim Spin-Off ETF (CSD )	Wilshire 4500 Completion ETF (WXSP )	Wilshire 5000 Total Market ETF (WFVK )	Wilshire Micro-Cap ETF (WMCR )	Wilshire US REIT ETF (WREI	)
$35,699,091	$1,216,426	$427,417	$94,594	$123,756	$271,342	$378,688
(3,847,344)	(189,128)	(75,945)	(1,093)	(204)	(93)	—
(567,384)	(1,181)	—	(46)	(22)	(14)	—
31,284,363	1,026,117	351,472	93,455	123,530	271,235	378,688
1,135,193	79,772	1,019	13,330	3,033	124,287	208
32,419,556	1,105,889	352,491	106,785	126,563	395,522	378,896

2,912,368	592,211	141,294	10,700	6,990	96,918	34,396
126,427	—	7,771	—	—	—	—
195,794	—	54,159	—	—	—	—
848,710	—	28,259	—	—	—	—
5,000	—	5,000	—	—	—	—
106,674	—	14,427	—	—	—	—
63,923	—	23,098	—	—	—	—
2,398	—	—	—	—	—	—
31,193	—	5,847	—	—	—	—
22,324	—	7,905	—	—	—	—
4,314,811	592,211	287,760	10,700	6,990	96,918	34,396
(533,471)	—	(104,078)	—	—	—	—
3,781,340	592,211	183,682	10,700	6,990	96,918	34,396
28,638,216	513,678	168,809	96,085	119,573	298,604	344,500

(38,451,527)	(10,661,514)	(47,074)	(3,085)	(3,962)	(3,051,546)	(43,576)
37,839,451	13,246,172	4,929,314	—	—	(1,616,369)	554,968
(612,076)	2,584,658	4,882,240	(3,085)	(3,962)	(4,667,915)	511,392
51,740,463	8,356,280	7,005	619,206	787,797	5,519,434	421,927
51,128,387	10,940,938	4,889,245	616,121	783,835	851,519	933,319
$79,766,603	$11,454,616	$5,058,054	$712,206	$903,408	$1,150,123	$1,277,819

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 101

STATEMENTS OF CHANGES IN NET ASSETS	August 31, 2012

	Guggenheim BRIC ETF (EEB)		Guggenheim Defensive Equity ETF (DEF)		Guggenheim Insider Sentiment ETF (NFO)
	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$11,257,752	$18,086,384	$1,530,840	$547,430	$1,545,280	$1,239,137
Net realized gain (loss)	(35,891,756)	83,119,571	5,152,991	1,309,825	(11,547,796)	11,527,669
Net change in unrealized appreciation (depreciation)	(46,382,845)	5,205,533	1,331,981	1,151,153	11,499,061	(2,183,632)
Net increase (decrease) in net assets resulting from operations	(71,016,849)	106,411,488	8,015,812	3,008,408	1,496,545	10,583,174
Distributions to Shareholders
From and in excess of net investment income	(16,678,307)	(19,849,690)	(618,750)	(310,400)	(1,765,184)	(784,061)
Capital gains	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—
Total distributions	(16,678,307)	(19,849,690)	(618,750)	(310,400)	(1,765,184)	(784,061)
Capital Share Transactions
Proceeds from sale of shares	7,576,339	15,582,115	86,840,785	24,887,562	47,957,959	204,772,111
Cost of shares redeemed	(132,750,029)	(632,903,234)	(49,590,683)	(14,944,270)	(165,808,467)	(110,550,967)
Net increase (decrease) from capital share transactions	(125,173,690)	(617,321,119)	37,250,102	9,943,292	(117,850,508)	94,221,144
Total increase (decrease) in net assets	(212,868,846)	(530,759,321)	44,647,164	12,641,300	(118,119,147)	104,020,257
Net Assets
Beginning of period	546,437,335	1,077,196,656	26,962,186	14,320,886	194,763,903	90,743,646
End of period	$333,568,489	$546,437,335	$71,609,350	$26,962,186	$76,644,756	$194,763,903
Accumulated undistributed net investment income (loss) at end of period	$6,692,136	$12,112,691	$1,090,333	$365,399	$886,809	$858,263
Changes in Shares Outstanding
Shares sold	200,000	350,000	3,150,000	1,000,000	1,500,000	6,150,000
Shares redeemed	(3,600,000)	(14,000,000)	(1,750,000)	(600,000)	(5,400,000)	(3,550,000)
Shares outstanding, beginning of period	13,250,800	26,900,800	1,050,000	650,000	6,150,800	3,550,800
Shares outstanding, end of period	9,850,800	13,250,800	2,450,000	1,050,000	2,250,800	6,150,800

See notes to financial statements.
102 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

August 31, 2012

Guggenheim Mid-Cap Core ETF (CZA)		Guggenheim Multi-Asset Income ETF (CVY)		Guggenheim Raymond James SB-1 Equity ETF (RYJ)
For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011

$312,541	$134,695	$28,638,216	$18,364,816	$513,678	$265,187
1,284,391	2,259,997	(612,076)	50,534,056	2,584,658	12,276,735

2,215,900	(1,315,394)	51,740,463	(15,736,826)	8,356,280	(519,005)

3,812,832	1,079,298	79,766,603	53,162,046	11,454,616	12,022,917

(56,000)	(78,000)*	(26,341,512)	(17,336,346)*	(116,662)	—
—	—	—	—	—	—
—	–*	(4,424,559)	(2,734,710)*	—	—
(56,000)	(78,000)	(30,766,071)	(20,071,056)	(116,662)	—

54,852,824	33,829,022	687,347,753	670,795,065	66,989,511	66,574,386
(36,356,612)	(22,254,859)	(425,371,025)	(547,458,450)	(62,400,312)	(61,819,908)

18,496,212	11,574,163	261,976,728	123,336,615	4,589,199	4,754,478
22,253,044	12,575,461	310,977,260	156,427,605	15,927,153	16,777,395

18,580,333	6,004,872	436,376,780	279,949,175	68,211,829	51,434,434
40,833,377	$18,580,333	$747,354,040	$436,376,780	$84,138,982	$68,211,829

212,349	$13,592	$176,081	$1,004,892	$428,564	$138,086

1,750,000	1,150,000	32,850,000	32,600,000	3,100,000	3,100,000
(1,150,000)	(750,000)	(20,550,000)	(26,550,000)	(2,800,000)	(2,900,000)
650,000	250,000	21,350,800	15,300,800	3,422,822	3,222,822
1,250,000	650,000	33,650,800	21,350,800	3,722,822	3,422,822

*
Subsequent to August 31, 2011, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2011 financial reporting period. Please refer to Note 4 – Federal Income Taxes.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 103

STATEMENTS OF CHANGES IN NET ASSETS continued	August 31, 2012

	Guggenheim Spin-Off ETF (CSD)		Wilshire 4500 Completion ETF (WXSP)
	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$168,809	$99,750	$96,085	$75,990
Net realized gain (loss)	4,882,240	1,391,832	(3,085)	(11,361)
Net change in unrealized appreciation (depreciation)	7,005	803,575	619,206	977,964
Net increase (decrease) in net assets resulting from operations	5,058,054	2,295,157	712,206	1,042,593
Distributions to Shareholders
From and in excess of net investment income	(140,000)	(74,900)	(51,600)	(67,000)
Capital gains	—	—	(8,000)	—
Return of capital	—	—	—	—
Total distributions	(140,000)	(74,900)	(59,600)	(67,000)
Capital Share Transactions
Proceeds from sale of shares	35,103,670	7,163,468	—	—
Cost of shares redeemed	(21,971,253)	(5,760,365)	—	—
Net increase (decrease) from capital share transactions	13,132,417	1,403,103	—	—
Total increase (decrease) in net assets	18,050,471	3,623,360	652,606	975,593

Net Assets
Beginning of period	17,784,864	14,161,504	5,647,390	4,671,797
End of period	$35,835,335	$17,784,864	$6,299,996	$5,647,390
Accumulated undistributed net investment income (loss) at end of period	$108,376	$65,350	$55,167	$21,782
Changes in Shares Outstanding
Shares sold	1,400,000	300,000	—	—
Shares redeemed	(850,000)	(250,000)	—	—
Shares outstanding, beginning of period	800,000	750,000	200,000	200,000
Shares outstanding, end of period	1,350,000	800,000	200,000	200,000

See notes to financial statements.
104 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

August 31, 2012

Wilshire 5000 Total Market ETF (WFVK)		Wilshire Micro-Cap ETF (WMCR)		Wilshire US REIT ETF (WREI)
For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011

$119,573	$78,011	$298,604	$486,401	$344,500	$369,383
(3,962)	(395)	(4,667,915)	3,653,136	511,392	593,422

787,797	101,248	5,519,434	(6,597,434)	421,927	432,365

903,408	178,864	1,150,123	(2,457,897)	1,277,819	1,395,170

(94,000)	(40,000)	(585,520)	(126,048)	(229,283)	(234,441)
(1,200)	—	—	—	(13,052)	(49,565)
—	—	—	—	(99,815)	(2,094)
(95,200)	(40,000)	(585,520)	(126,048)	(342,150)	(286,100)

—	2,997,699	4,948,453	54,253,598	10,819,643	9,294,183
—	—	(30,125,182)	(15,029,900)	(6,141,761)	(3,145,167)

—	2,997,699	(25,176,729)	39,223,698	4,677,882	6,149,016
808,208	3,136,563	(24,612,126)	36,639,753	5,613,551	7,258,086

5,463,649	2,327,086	40,950,810	4,311,057	12,713,336	5,455,250
6,271,857	$5,463,649	$16,338,684	$40,950,810	$18,326,887	$12,713,336

78,977	$56,448	$23,127	$387,432	$—	$—

—	100,000	300,000	3,000,000	300,000	300,000
—	—	(1,900,000)	(800,000)	(200,000)	(100,000)
200,000	100,000	2,500,800	300,800	400,000	200,000
200,000	200,000	900,800	2,500,800	500,000	400,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 105

FINANCIAL HIGHLIGHTS	August 31, 2012

EEB Guggenheim BRIC ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008
Net asset value, beginning of period	$41.24	$40.04	$34.57	$42.96	$40.69
Income from investment operations
Net investment income (a)	0.97	0.97	0.71	0.79	0.65
Net realized and unrealized gain (loss)	(6.97)	1.09	5.27	(8.15)	1.86
Total from investment operations	(6.00)	2.06	5.98	(7.36)	2.51
Distributions to shareholders
From and in excess of net investment income	(1.38)	(0.86)	(0.51)	(1.03)	(0.24)
Net asset value, end of period	$33.86	$41.24	$40.04	$34.57	$42.96
Market value, end of period	$33.79	$41.17	$40.06	$34.55	$42.98
Total return *(b)
Net asset value	-14.66%	4.92%	17.23%	-15.95%	6.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$333,568	$546,437	$1,077,197	$753,724	$859,280
Ratio of net expenses to average net assets*	0.64%	0.64%	0.63%	0.64%	0.60%
Ratio of net investment income (loss) to average net assets*	2.61%	2.15%	1.76%	2.76%	1.32%
Portfolio turnover rate (c)	10%	15%	7%	16%	6%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.66%	0.65%	0.64%	0.69%	0.61%
Ratio of net investment income (loss) to average net assets	2.59%	2.14%	1.75%	2.71%	1.31%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
106 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	August 31, 2012

DEF Guggenheim Defensive Equity ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008
Net asset value, beginning of period	$25.68	$22.03	$19.40	$24.55	$26.34
Income from investment operations
Net investment income (a)	0.74	0.62	0.57	0.57	0.62
Net realized and unrealized gain (loss)	3.19	3.42	2.62	(5.22)	(2.00)
Total from investment operations	3.93	4.04	3.19	(4.65)	(1.38)
Distributions to shareholders
From net investment income	(0.38)	(0.39)	(0.56)	(0.50)	(0.41)
Net asset value, end of period	$29.23	$25.68	$22.03	$19.40	$24.55
Market value, end of period	$29.27	$25.70	$22.05	$19.38	$24.60
Total return* (b)
Net asset value	15.39%	18.42%	16.62%	-18.72%	-5.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$71,609	$26,962	$14,321	$15,518	$17,184
Ratio of net expenses to average net assets*	0.65%	0.65%	0.65%	0.65%	0.70%
Ratio of net investment income to average net assets*	2.68%	2.46%	2.72%	3.18%	2.43%
Portfolio turnover rate (c)	27%	32%	35%	98%	60%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.85%	1.24%	1.42%	1.35%	1.24%
Ratio of net investment income to average net assets	2.48%	1.87%	1.95%	2.48%	1.89%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 107

FINANCIAL HIGHLIGHTS continued	August 31, 2012

NFO Guggenheim Insider Sentiment ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008
Net asset value, beginning of period	$31.66	$25.56	$23.52	$26.81	$29.48
Income from investment operations
Net investment income (a)	0.50	0.28	0.25	0.22	0.53
Net realized and unrealized gain (loss)	2.43	6.02	2.07	(2.93)	(2.92)
Total from investment operations	2.93	6.30	2.32	(2.71)	(2.39)
Distributions to shareholders
From and in excess of net investment income	(0.54)	(0.20)	(0.28)	(0.58)	(0.28)
Net asset value, end of period	$34.05	$31.66	$25.56	$23.52	$26.81
Market value, end of period	$34.07	$31.64	$25.55	$23.50	$26.79
Total return* (b)
Net asset value	9.45%	24.63%	9.83%	-9.39%	-8.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$76,645	$194,764	$90,744	$56,462	$30,855
Ratio of net expenses to average net assets*	0.65%	0.65%	0.65%	0.65%	0.66%
Ratio of net investment income to average net assets*	1.55%	0.95%	0.95%	1.08%	1.91%
Portfolio turnover rate (c)	89%	53%	65%	94%	84%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	0.78%	0.80%	0.83%	1.14%	1.07%
Ratio of net investment income to average net assets	1.42%	0.80%	0.77%	0.59%	1.50%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
108 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	August 31, 2012

CZA Guggenheim Mid-Cap Core ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008
Net asset value, beginning of period	$28.59	$24.02	$20.63	$23.80	$25.50
Income from investment operations
Net investment income (loss) (a)	0.33	0.29	0.20	0.20	0.06
Net realized and unrealized gain (loss)	3.82	4.48	3.21	(3.20)	(1.66)
Total from investment operations	4.15	4.77	3.41	(3.00)	(1.60)
Distributions to shareholders
From and in excess of net investment income	(0.07)	(0.20)(e )	(0.02)	(0.11)	(0.10)
Return of capital	—	—	—	(0.06)	—
Total distributions	(0.07)	(0.20)	(0.02)	(0.17)	(0.10)
Net asset value, end of period	$32.67	$28.59	$24.02	$20.63	$23.80
Market value, end of period	$32.73	$28.57	$24.07	$20.64	$23.99
Total return* (b)
Net asset value	14.54%	19.83%	16.53%	-12.44%	-6.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$40,833	$18,580	$6,005	$4,126	$4,760
Ratio of net expenses to average net assets *	0.65%	0.65%(c )	0.65%	0.65%	1.12%
Ratio of net investment income (loss) to average net assets*	1.08%	0.97%	0.85%	1.13%	0.24%
Portfolio turnover rate (d)	63%	45%	74%	205%	136%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	1.01%	1.60%(c )	3.34%	3.88%	3.30%
Ratio of net investment income (loss) to average net assets	0.72%	0.02%	-1.84%	-2.10%	-1.94%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other investment companies. If these fees were included in the expense ratio, the expense ratio would increase by 0.03% for the year ended August 31, 2011.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
Subsequent to August 31, 2011, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2011 financial reporting period. This resulted in less than a $0.01 reclassification between distributions paid to shareholders from and in excess of net investment income and distributions paid to shareholders from return of capital.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 109

FINANCIAL HIGHLIGHTS continued	August 31, 2012

CVY Guggenheim Multi-Asset Income ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008
Net asset value, beginning of period	$20.44	$18.30	$16.37	$20.93	$26.14
Income from investment operations
Net investment income (a)	1.03	0.92	0.78	0.91	1.36
Net realized and unrealized gain (loss)	1.89	2.23	2.08	(4.26)	(5.18)
Total from investment operations	2.92	3.15	2.86	(3.35)	(3.82)
Distributions to shareholders
From net investment income	(0.98)	(0.87)(e )	(0.69)	(0.83)	(1.07)
Return of capital	(0.17)	(0.14)(e )	(0.24)	(0.38)	(0.32)
Total distributions	(1.15)	(1.01)	(0.93)	(1.21)	(1.39)
Net asset value, end of period	$22.21	$20.44	$18.30	$16.37	$20.93
Market value, end of period	$22.24	$20.42	$18.31	$16.37	$20.94
Total return *(b)
Net asset value	14.91%	17.28%	17.82%	-14.63%	-14.92%

Ratios and supplemental data
Net assets, end of period (thousands)	$747,354	$436,377	$279,949	$121,120	$51,287
Ratio of net expenses to average net assets* (c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets*	4.92%	4.48%	4.36%	6.54%	5.81%
Portfolio turnover rate (d)	113%	83%	97%	133%	195%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets (c)	0.74%	0.77%	0.79%	0.93%	0.89%
Ratio of net investment income (loss) to average net assets	4.83%	4.36%	4.22%	6.26%	5.57%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the increase to the expense ratio would be approximately 0.12%, 0.13%, 0.19%, 0.17%, and 0.13% for the years ended August 31, 2012, 2011, 2010, 2009, and 2008, respectively.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
Subsequent to August 31, 2011, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2011 financial reporting period. This resulted in a $0.07 reclassification between distributions paid to shareholders from and in excess of net investment income and distributions paid to shareholders from return of capital.

See notes to financial statements.
110 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	August 31, 2012

RYJ Guggenheim Raymond James SB-1 Equity ETF

Per share operating performance for a share outstanding throughout each period	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009 (a)		For the Year Ended August 31, 2008 (a)
Net asset value, beginning of period	$19.93	$15.96	$14.27	$17.71		$21.67
Income from investment operations
Net investment income (loss) (b)	0.14	0.08	0.05	0.03		(0.02)
Net realized and unrealized gain (loss)	2.56	3.89	1.64	(3.44)		(2.10)
Total from investment operations	2.70	3.97	1.69	(3.41)		(2.12)
Distributions to shareholders
From net investment income	(0.03)	—	—	—		—
From and in excess of net realized gain	—	—	—	—		(1.70	)(f)
Return of capital	—	—	—	(0.03)		(0.14	)(f)
Total distributions	(0.03)	—	—	(0.03)		(1.84)
Net asset value, end of period	$22.60	$19.93	$15.96	$14.27		$17.71
Market value, end of period	$22.58	$19.92	$15.95	$14.26		$17.62
Total return (c)
Net asset value	13.56%	24.88%	11.84%	-19.17%		-10.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$84,139	$68,212	$51,434	$39,564		$197,026
Ratio of net expenses to average net assets	0.75%	0.75%	0.72%	0.76	%(e)	1.25%
Ratio of net investment income to average net assets	0.65%	0.39%	0.29%	0.28%		(0.13)%
Portfolio turnover rate (d)	63%	47%	48%	195%		142%

(a)	Results for periods prior to September 4, 2008 are of Claymore/Raymond James SB-1 Equity Fund, which commenced on May 19, 2006.

(b)	Based on average shares outstanding during the period.

(c)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. Prior to September 4, 2008, total return based on net asset value assumed that all dividend distributions were reinvested at prices obtained by the Dividend Reinvestment Plan of Claymore/Raymond James SB-1 Equity Fund. A return calculated for a period of less than one year is not annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
The annualized expense ratio is capped at 0.75% from the date of the reorganization. This ratio includes expenses for the Claymore/Raymond James SB-1 Equity Fund for the period prior to the reorganization on September 3, 2008.

(f)
Subsequent to August 31, 2008, a reclassification was required that resulted in a recharacterization of the distributions for the August 31, 2008 financial reporting period. This resulted in a $0.05 reclassification between distributions paid to shareholders from and in excess of net realized gain and distributions paid to shareholders from return of capital.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 111

FINANCIAL HIGHLIGHTS continued	August 31, 2012

CSD Guggenheim Spin-Off ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008
Net asset value, beginning of period	$22.23	$18.88	$16.13	$21.76	$29.02
Income from investment operations
Net investment income (loss) (a)	0.15	0.15	0.08	0.38	0.34
Net realized and unrealized gain (loss)	4.27	3.31	3.01	(5.58)	(7.42)
Total from investment operations	4.42	3.46	3.09	(5.20)	(7.08)
Distributions to shareholders
From and in excess of net investment income	(0.11)	(0.11)	(0.34)	(0.43)	(0.18)
Net asset value, end of period	$26.54	$22.23	$18.88	$16.13	$21.76
Market value, end of period	$26.62	$22.22	$18.97	$16.09	$21.79
Total return* (b)
Net asset value	19.96%	18.30%	19.20%	-23.14%	-24.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$35,835	$17,785	$14,162	$8,066	$15,232
Ratio of net expenses to average net assets *	0.65%	0.65%	0.65%	0.65%	0.69%
Ratio of net investment income to average net assets *	0.60%	0.64%	0.40%	2.83%	1.34%
Portfolio turnover rate (c)	77%	2%	46%	89%	62%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets	1.02%	1.51%	1.57%	1.90%	1.08%
Ratio of net investment income (loss) to average net assets	0.23%	-0.22%	-0.52%	1.58%	0.95%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
112 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	August 31, 2012

WXSP Wilshire 4500 Completion ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Period March 9, 2010* through August 31, 2010
Net asset value, beginning of period	$28.24	$23.36	$25.05
Income from investment operations
Net investment income (loss) (a)	0.48	0.38	0.14
Net realized and unrealized gain (loss)	3.08	4.84	(1.83)
Total from investment operations	3.56	5.22	(1.69)
Distributions to shareholders
From net investment income	(0.26)	(0.34)	—
Capital gains	(0.04)	—	—
Total distributions	(0.30)	(0.34)	—
Net asset value, end of period	$31.50	$28.24	$23.36
Market value, end of period	$31.43	$28.00	$23.44
Total return (b)
Net asset value	12.72%	22.26%	-6.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,300	$5,647	$4,672
Ratio of net expenses to average net assets (e)	0.18%	0.18%	0.18	%(c)
Ratio of net investment income to average net assets	1.62%	1.28%	1.18	%(c)
Portfolio turnover rate (d)	15%	12%	6%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.02% and 0.01% for the years ended August 31, 2012 and August 31, 2011, respectively.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 113

FINANCIAL HIGHLIGHTS continued	August 31, 2012

WFVK Wilshire 5000 Total Market ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Period March 9, 2010* through August 31, 2010
Net asset value, beginning of period	$27.32	$23.27	$25.01
Income from investment operations
Net investment income (a)	0.60	0.51	0.22
Net realized and unrealized gain (loss)	3.92	3.94	(1.96)
Total from investment operations	4.52	4.45	(1.74)
Distributions to shareholders
From net investment income	(0.47)	(0.40)	—
Capital gains	(0.01)	—	—
Total distributions	(0.48)	(0.40)	—
Net asset value, end of period	$31.36	$27.32	$23.27
Market value, end of period	$31.28	$27.38	$23.37
Total return (b)
Net asset value	16.76%	19.09%	-6.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,272	$5,464	$2,327
Ratio of net expenses to average net assets	0.12%	0.12%	0.12	%(c)
Ratio of net investment income to average net assets	2.05%	1.80%	1.82	%(c)
Portfolio turnover rate (d)	5%	4%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
114 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	August 31, 2012

WMCR Wilshire Micro-Cap ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010		For the Year Ended August 31, 2009		For the Year Ended August 31, 2008
Net asset value, beginning of period	$16.38	$14.33	$14.19		$22.04		$26.25
Income from investment operations
Net investment income (a)	0.25	0.24	0.25		0.35		0.57
Net realized and unrealized gain (loss)	2.16	1.87	0.04		(7.65)		(4.34)
Total from investment operations	2.41	2.11	0.29		(7.30)		(3.77)
Distributions to shareholders
From and in excess of net investment income	(0.65)	(0.06)	(0.15)		(0.55)		(0.44)
Net asset value, end of period	$18.14	$16.38	$14.33		$14.19		$22.04
Market value, end of period	$18.06	$16.30	$14.38		$14.11		$22.02
Total return (b)
Net asset value	15.43%	14.67%	1.97	%*	-32.91	%*	-14.44	%*

Ratios and supplemental data
Net assets, end of period (thousands)	$16,339	$40,951	$4,311		$3,560		$8,834
Ratio of net expenses to average net assets (e)	0.50%	0.50%	0.64	%(c)*	0.65	%(d)*	0.67	%(d)*
Ratio of net investment income to average net assets	1.54%	1.27%	1.61	%(c)*	2.54	%(d)*	2.44	%(d)*
Portfolio turnover rate (f)	58%	37%	191%		194%		180%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets(e)	N/A	N/A	4.06	%(c)	3.47%		1.75%
Ratio of net investment income (loss) to average net assets	N/A	N/A	-1.81	%(c)	-0.28%		1.36%

**	Commencement of investment operations

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	The 0.65% expense cap ratio was replaced with a 0.50% unitary investment advisory fee on August 20, 2010.

(d)	Reflects an expense cap of 0.65%

(e)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in the shares of other investment companies and business development companies. If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.08%, 0.14%, 0.03%, 0.01%, and 0.00% for the years ended August 31, 2012, August 31, 2011, August 31, 2010, August 31, 2009, and August 31, 2008, respectively.

(f)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 115

FINANCIAL HIGHLIGHTS continued	August 31, 2012

WREI Wilshire US REIT ETF

Per share operating performance for a share outstanding throughout the period	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Period March 9, 2010* through August 31, 2010
Net asset value, beginning of period	$31.78	$27.28	$25.28
Income from investment operations
Net investment income(a)	1.07	1.00	0.45
Net realized and unrealized gain	4.95	4.32	1.71
Total from investment operations	6.02	5.32	2.16
Distributions to shareholders
From net investment income	(0.77)	(0.63)	(0.09)
Capital gains	(0.04)	(0.18)	(0.07)
Return of capital	(0.34)	(0.01)	—
Total distributions	(1.15)	(0.82)	(0.16)
Net asset value, end of period	$36.65	$31.78	$27.28
Market value, end of period	$36.72	$31.63	$27.17
Total return (b)
Net asset value	19.49%	19.62%	8.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,327	$12,713	$5,455
Ratio of net expenses to average net assets	0.32%	0.32%	0.32	%(c)
Ratio of net investment income (loss) to average net assets	3.21%	3.17%	3.53	%(c)
Portfolio turnover rate(d)	13%	12%	5%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
116 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	August 31, 2012

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is organized as an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following 11 portfolios have an annual reporting period ended on August 31, 2012:

          Guggenheim BRIC ETF
          Guggenheim Defensive Equity ETF
          Guggenheim Insider Sentiment ETF
          Guggenheim Mid-Cap Core ETF
          Guggenheim Multi-Asset Income ETF
          Guggenheim Raymond James SB-1 Equity ETF
          Guggenheim Spin-Off ETF
          Wilshire 4500 Completion ETF
          Wilshire 5000 Total Market ETF
          Wilshire Micro-Cap ETF
          Wilshire US REIT ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BRIC ETF	The BNY Mellon BRIC Select ADR Index
Guggenheim Defensive Equity ETF	Sabrient Defensive Equity Index
Guggenheim Insider Sentiment ETF	Sabrient Insider Sentiment Index
Guggenheim Mid-Cap Core ETF	Zacks Mid-Cap Core Index
Guggenheim Multi-Asset Income ETF	Zacks Multi-Asset Income Index
Guggenheim Raymond James SB-1 Equity ETF	Raymond James SB-1 Equity Index
Guggenheim Spin-Off ETF	Beacon Spin-Off Index
Wilshire 4500 Completion ETF	Wilshire 4500 Completion IndexSM
Wilshire 5000 Total Market ETF	Wilshire 5000 Total Market IndexSM
Wilshire Micro-Cap ETF	Wilshire US Micro-Cap IndexSM
Wilshire US REIT ETF	Wilshire US Real Estate Investment Trust IndexSM

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust (“Board of Trustees”). Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

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NOTES TO FINANCIAL STATEMENTS continued	August 31, 2012

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs as described above. The fair value estimates for the Level 3 securities are determined in accordance with the Trust’s valuation procedures.

The valuation process involved for Level 3 measurements for the Funds is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Funds utilize a Pricing Committee which is comprised of employees of the Investment Advisor or its affiliates responsible for implementing the valuation procedures established by the Funds. Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The following tables represent the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of August 31, 2012:

Guggenheim Mid-Cap Core ETF

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$35,800	$—	$—	$35,800
Exchange Traded Fund	83	—	—	83
Master Limited Partnerships	4,825	—	—	4,825
Rights	—	6	—	6
Investments of Collateral
for Securities Loaned	815	—	—	815
Total	$41,523	$6	$—	$41,529

There were no transfers between valuation levels as of the report date when compared to the valuation levels at the end of the previous fiscal year.

Wilshire 4500 Completion ETF

Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$270	$—		$—	$270
Communications	463	—		—	463
Consumer, Cyclical	927	—		—	927
Consumer, Non-cyclical	1,098	—		—	1,098
Diversified	3	—		—	3
Energy	305	—		—	305
Financial	1,525	—		—	1,525
Industrial	892	—		1	893
Technology	522	—		—	522
Utilities	255	—		—	255
Master Limited Partnership	12	—		—	12
Rights	—	—	†	—	—	†
Warrants	—	—	†	—	—	†
Investments of Collateral
for Securities Loaned	214	—		—	214
Total	$6,486	$—	†	$1	$6,487

†  Market value is less than minimum amount disclosed.

The transfers in and out of the valuation levels for the Wilshire 4500 Completion ETF as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 1 to Level 3:	1

The transfer from Level 1 to Level 3 is a result of SmartHeat, Inc. being halted on the principal exchange on which it trades as of August 31, 2012, the security being priced at a discount of the last trade price and based on negative public information on the company.

Trading for SmartHeat, Inc. had been halted on the primary exchange on which it trades since May 30, 2012. On August 23, 2012, the NASDAQ Listing Qualifications Department announced that it was delisting SmartHeat, Inc. According to a Form 8-K filing with the SEC, SmartHeat, Inc. disagrees with the delisting and plans to request a hearing before the NASDAQ Listing Qualifications Panel. After considering these factors, the Fund priced SmartHeat, Inc. at $3.03 per share, which is at a discount of the last trade price. If trading resumes on the primary exchange on which SmartHeat, Inc. trades, the value of SmartHeat, Inc. could significantly increase or decrease.

The following table presents the activity of the Fund’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the year ended August 31, 2012.

Level 3 Holdings	Securities
Beginning Balance at 8/31/11	$—
Net Realized Gain/Loss	—
Change in Unrealized Gain/Loss	—
Purchases	—
Sales	—
Transfers In	1
Transfers Out	—
Ending Balance at 8/31/12	$1

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NOTES TO FINANCIAL STATEMENTS continued	August 31, 2012

Wilshire 5000 Total Market ETF

Description	Level 1		Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$6,246		$—	$—	$6,246
Preferred Stocks	—	†	—	—	—	†
Master Limited
Partnerships	3		—	—	3
Exchange Traded Fund	7		7
Rights	—		1	—	1
Investments of
Collateral for
Securities
Loaned	73		—	—	73
Total	$6,329		$1	$—	$6,330

†  Market value is less than minimum amount disclosed.

There were no transfers between valuation levels as of the report date when compared to the valuation levels at the end of the previous fiscal year.

Wilshire Micro-Cap ETF

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$433	$—	$—		$433
Communications	1,319	—	—		1,319
Consumer, Cyclical	1,718	—	—		1,718
Consumer,
Non-cyclical	4,091	1	—		4,092
Diversified	28	—	—		28
Energy	643	—	—		643
Financial	4,957	—	—		4,957
Industrial	1,496	—	—		1,496
Technology	1,442	—	—	†	1,442
Utilities	149	—	—		149
Exchange Traded Fund	50	—	—		50
Warrant	—	1	—		1
Investments of Collateral
for Securities Loaned	1,885	—	—		1,885
Total	$18,211	$2	$—	†	$18,213

†  Market value is less than minimum amount disclosed.

The transfer in and out of the valuation levels for the Wilshire Micro-Cap ETF as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 1 to Level 2:	1

The transfer from Level 1 to Level 2 was the result of Dynacq Healthcare, Inc. being halted on the principal exchange on which it trades as of August 31, 2012.

Regarding Level 3 securities, Future Healthcare of America was spun off by Wizzard Software Corp. As of period end, Future Healthcare of America had not commenced trading on an exchange, the terms of the spin-off were unknown and the value was unknown. After considering these factors, the Pricing Committee valued Future Healthcare of America at $0.00 per share. The value of Future Healthcare of America could increase when it commences trading on an exchange.

The following table presents the activity of the Fund’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the year ended August 31, 2012.

Common
Level 3 Holdings	Stock		Rights
Beginning Balance at 8/31/11	$—	†	$—	†
Net Realized Gain/Loss	(43)		—
Change in Unrealized Gain/Loss	38		—
Purchases	—		—
Spin-off Shares Acquired	—	†	—
Sales	5		—	†
Transfers In	—		—
Transfers Out	—		—
Ending Balance at 8/31/12	$—	†	$—

† Market value is less than minimum amount disclosed.

All securities held by Guggenheim BRIC ETF, Guggenheim Defensive Equity ETF, Guggenheim Insider Sentiment ETF, Guggenheim Multi-Asset Income ETF, Guggenheim Raymond James SB-1 Equity ETF, Guggenheim Spin-Off ETF and Wilshire US REIT ETF, were valued using quoted prices in active markets (Level 1). There were no transfers between valuation levels as of the report date when compared to the valuation levels at the end of the previous fiscal year for these Funds for the year ended August 31, 2012.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums on debt securities purchased are amortized to interest income up to the next call date of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

Real Estate Investment Trust (“REIT”) distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

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NOTES TO FINANCIAL STATEMENTS continued	August 31, 2012

(c) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and asked price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are included as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are included in unrealized appreciation/ (depreciation) on foreign currency translations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BRIC ETF	Annual
Guggenheim Defensive Equity ETF	Annual
Guggenheim Insider Sentiment ETF	Annual
Guggenheim Mid-Cap Core ETF	Annual
Guggenheim Multi-Asset Income ETF	Quarterly
Guggenheim Raymond James SB-1 Equity ETF	Annual
Guggenheim Spin-Off ETF	Annual
Wilshire 4500 Completion ETF	Annual
Wilshire 5000 Total Market ETF	Annual
Wilshire Micro-Cap ETF	Annual
Wilshire US REIT ETF	Quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is invested with the securities lending agent in an overnight securities lending fund. The overnight securities lending fund is comprised of short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

Note 3 – Investment Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”), the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim BRIC ETF	0.50%
Guggenheim Defensive Equity ETF	0.50%
Guggenheim Insider Sentiment ETF	0.50%
Guggenheim Mid-Cap Core ETF	0.50%
Guggenheim Multi-Asset Income ETF	0.50%
Guggenheim Spin-Off ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly

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NOTES TO FINANCIAL STATEMENTS continued	August 31, 2012

basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Raymond James SB-1 Equity ETF	0.75%
Wilshire 4500 Completion ETF	0.18%
Wilshire 5000 Total Market ETF	0.12%
Wilshire Micro-Cap ETF	0.50%
Wilshire US REIT ETF	0.32%

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Under a separate Fund Administration agreement, the Investment Adviser provides Fund Administration services to the Funds. The Investment Adviser receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the year ended August 31, 2012, the below listed Funds recognized Fund Administration expenses as follows:

Fund Administration
Expense
Guggenheim BRIC ETF	$101,170
Guggenheim Defensive Equity ETF	15,689
Guggenheim Insider Sentiment ETF	27,405
Guggenheim Mid-Cap Core ETF	8,004
Guggenheim Multi-Asset Income ETF	126,427
Guggenheim Spin-Off ETF	7,771

Due to their unitary fee structure, Guggenheim Raymond James SB-1 Equity ETF, Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF, Wilshire Micro-Cap ETF and Wilshire US REIT ETF do not pay a separate Fund Administration fee.

The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As security lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

Guggenheim Partners Investment Management, LLC (“GPIM”) acts as the sub-adviser for Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF, and Wilshire US REIT ETF. In this capacity, GPIM directs the purchases and sales of each Fund’s investment securities.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund, not including Guggenheim Raymond James SB-1 Equity ETF, Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF, Wilshire Micro-Cap ETF and Wilshire US REIT ETF (excluding interest expense, a portion of the Funds’ licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Funds’ business), from exceeding 0.60% of average net assets per year, at least until December 31, 2015.

For the year ended August 31, 2012, the Investment Adviser waived advisory fees as follows:

Advisory Fees
Waived
Guggenheim BRIC ETF	$74,916
Guggenheim Defensive Equity ETF	113,623
Guggenheim Insider ETF	132,969
Guggenheim Mid-Cap Core ETF	103,968
Guggenheim Multi-Asset Income ETF	533,471
Guggenheim Spin-Off ETF	104,078

Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser or GPIM. The Trust does not compensate its officers who are officers, directors and/or employees of the Investment Adviser or GPIM.

Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BRIC ETF	The Bank of New York Mellon Corp.
Guggenheim Defensive Equity ETF	Sabrient Systems, LLC
Guggenheim Insider Sentiment ETF	Sabrient Systems, LLC
Guggenheim Mid-Cap Core ETF	Zacks Investment Research, Inc.
Guggenheim Multi-Asset Income ETF	Zacks Investment Research, Inc.
Guggenheim Raymond James SB-1 Equity ETF	Raymond James & Associates, Inc.
Guggenheim Spin-Off ETF	Beacon Indexes LLC
Wilshire 4500 Completion ETF	Wilshire Associates, Inc.
Wilshire 5000 Total Market ETF	Wilshire Associates, Inc.
Wilshire Micro-Cap ETF	Wilshire Associates, Inc.
Wilshire US REIT ETF	Wilshire Associates, Inc.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Investment Adviser for use for

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 121

NOTES TO FINANCIAL STATEMENTS continued	August 31, 2012

certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary fee.

Note 4 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

At August 31, 2012, the cost of investments and accumulated unrealized appreciation/depreciation on investments, excluding foreign currency, for federal income tax purposes were as follows:

				Net Tax
	Cost of	Gross Tax	Gross Tax	Unrealized
	Investments	Unrealized	Unrealized	Appreciation
	for Tax Purposes	Appreciation	Depreciation	(Depreciation )
Guggenheim BRIC ETF	$516,870,135	$23,487,380	$(185,440,996)	$(161,953,616)
Guggenheim Defensive Equity ETF	74,734,877	4,124,612	(1,108,032)	3,016,580
Guggenheim Insider Sentiment ETF	79,834,496	7,868,159	(5,435,371)	2,432,788
Guggenheim Mid-Cap Core ETF	40,696,941	1,772,387	(940,185)	832,202
Guggenheim Multi-Asset Income ETF	764,277,525	56,644,424	(16,222,314)	40,422,110
Guggenheim Raymond James SB-1 Equity ETF	82,210,462	7,361,988	(3,486,447)	3,875,541
Guggenheim Spin-Off ETF	35,572,659	3,089,336	(2,546,546)	542,790
Wilshire 4500 Completion ETF	5,239,890	1,535,064	(287,576)	1,247,488
Wilshire 5000 Total Market ETF	5,633,515	1,096,889	(400,562)	696,327
Wilshire Micro-Cap ETF	19,438,959	2,252,962	(3,478,992)	(1,226,030)
Wilshire US REIT ETF	17,115,593	1,354,015	(181,654)	1,172,361

Tax components of the following balances as of August 31, 2012, were as follows:

			Undistributed
	Undistributed		Long-Term Gains/
	Ordinary Income/		(Accumulated
	(Accumulated		Capital &
	Ordinary Loss	)	Other Loss )
Guggenheim BRIC ETF	$6,692,136		$(189,128,349)
Guggenheim Defensive Equity ETF	1,086,341		(10,136,649)
Guggenheim Insider Sentiment ETF	901,558		(43,074,340)
Guggenheim Mid-Cap Core ETF	228,404		(6,046,805)
Guggenheim Multi-Asset Income ETF	—		(88,395,885)
Guggenheim Raymond James SB-1 Equity ETF	347,400		(61,227,349)
Guggenheim Spin-Off ETF	108,376		(13,119,849)
Wilshire 4500 Completion ETF	55,168		(13,027)
Wilshire 5000 Total Market ETF	78,966		(1,927)
Wilshire Micro-Cap ETF	23,226		(14,155,756)
Wilshire US REIT ETF	—		—

At August 31, 2012, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investment in real estate investment trusts, investments in partnerships, redemption in-kind transactions, return of capital, and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

	Undistributed	Accumulated
	Net Investment	Net Realized
	Income/(Loss )	Gain/(Loss )	Paid in Capital
Guggenheim BRIC ETF	$—	$33,985,927	$(33,985,927)
Guggenheim Defensive Equity ETF	(187,156)	(6,542,110)	6,729,266
Guggenheim Insider Sentiment ETF	248,450	(8,805,469)	8,557,019
Guggenheim Mid-Cap Core ETF	(57,784)	(4,599,162)	4,656,946
Guggenheim Multi-Asset Income ETF	(3,125,515)	(35,628,324)	38,753,839
Guggenheim Raymond James SB-1 Equity ETF	(106,538)	(523,649)	630,187
Guggenheim Spin-Off ETF	14,217	(4,669,491)	4,655,274
Wilshire 4500 Completion ETF	(11,100)	11,100	—
Wilshire 5000 Total Market ETF	(3,044)	3,044	—
Wilshire Micro-Cap ETF	(77,389)	1,711,837	(1,634,448)
Wilshire US REIT ETF	(115,217)	(494,182)	609,399

122 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	August 31, 2012

In Guggenheim Mid-Cap Core ETF, subsequent to the August 31, 2011 reporting period, it was determined that a reclassification of $1,562 was required between return of capital and ordinary income. This resulted in a recharacterization of $1,562 between distributions paid from capital and distributions paid from ordinary income.

In Guggenheim Multi-Asset Income ETF, subsequent to the August 31, 2011 reporting period, it was determined that a reclassification of $1,456,521 was required between return of capital and ordinary income. This resulted in a recharacterization of $1,456,521 between distributions paid from capital and distributions paid from ordinary income.

Distributions to Shareholders:
The tax character of distributions paid during the year ended August 31, 2012, was as follows:

	Distributions	Distributions	Distributions
	paid from	paid from	paid from
	Ordinary	Return of	Capital
	Income	Capital	Gains
Guggenheim BRIC ETF	$16,678,307	$—	$—
Guggenheim Defensive
Equity ETF	618,750	—	—
Guggenheim Insider
Sentiment ETF	1,765,184	—	—
Guggenheim Mid-Cap
Core ETF	56,000	—	—
Guggenheim Multi-Asset
Income ETF	26,341,512	4,424,559	—
Guggenheim Raymond
James SB-1 Equity ETF	116,662	—	—
Guggenheim Spin-Off
ETF	140,000	—	—
Wilshire 4500 Completion
ETF	58,554	—	1,046
Wilshire 5000 Total
Market ETF	94,008	—	1,192
Wilshire Micro-Cap ETF	585,520	—	—
Wilshire US REIT ETF	229,283	99,815	13,052

The tax character of distributions paid during the year ended August 31, 2011, was as follows:

	Distributions	Distributions	Distributions
	paid from	paid from	paid from
	Ordinary	Return of	Capital
	Income	Capital	Gains
Guggenheim BRIC ETF	$19,849,690	$—	$—
Guggenheim Defensive
Equity ETF	310,400	—	—
Guggenheim Insider
Sentiment ETF	784,061	—	—
Guggenheim Mid-Cap
Core ETF	78,000	—	—
Guggenheim Multi-Asset
Income ETF	17,336,346	2,734,710	—
Guggenheim Raymond
James SB-1 Equity ETF	—	—	—
Guggenheim
Spin-Off ETF	74,900	—	—
Wilshire 4500
Completion ETF	67,000	—	—
Wilshire 5000 Total
Market ETF	40,000	—	—
Wilshire Micro-Cap ETF	126,048	—	—
Wilshire US REIT ETF	234,441	2,094	49,565

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NOTES TO FINANCIAL STATEMENTS continued	August 31, 2012

At August 31, 2012, for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

	Capital	Capital	Capital	Capital	Capital	Unlimited	Unlimited
	Loss	Loss	Loss	Loss	Loss	Short-Term	Long-Term
	Expiring	Expiring	Expiring	Expiring	Expiring	Capital	Capital
	in 2015	in 2016	in 2017	in 2018	in 2019	Loss	Loss	Total
Guggenheim BRIC ETF	$—	$551,160	$25,815,181	$106,144,759	$8,921,151	$1,187,241	$27,150,714	$169,770,206
Guggenheim Defensive Equity ETF	—	236,698	2,335,989	4,593,977	872,620	720,578	27,538	8,787,400
Guggenheim Insider Sentiment ETF	28,269	1,378,212	5,703,978	7,677,570	4,329,103	11,357,706	405,749	30,880,587
Guggenheim Mid-Cap Core ETF	—	121,302	1,079,147	1,005,926	345,781	2,463,801	5,285	5,021,242
Guggenheim Multi-Asset Income ETF	—	7,673,676	13,902,519	28,376,907	2,630,663	17,366,067	—	69,949,832
Guggenheim Raymond James
SB-1 Equity ETF	—	—	26,988,436	20,004,904	2,213,777	3,915,916	1,113,474	54,236,507
Guggenheim Spin-Off ETF	—	17,205	6,122,123	6,166,420	617,814	110,855	5,611	13,040,028
Wilshire 4500 Completion ETF	—	—	—	—	—	—	13,027	13,027
Wilshire 5000 Total Market ETF	—	—	—	—	—	1,235	—	1,235
Wilshire Micro-Cap ETF	35,224	3,606,209	5,409,759	1,844,181	244,420	1,957,243	53,540	13,150,576
Wilshire US REIT ETF	—	—	—	—	—	—	—	—

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended August 31, 2012, the following Funds incurred and will elect to defer the following current year post–October losses as though the losses were incurred on the first day of the next fiscal year.

Post-October
Capital
Losses
Guggenheim BRIC ETF	$19,358,143
Guggenheim Defensive Equity ETF	1,349,249
Guggenheim Insider Sentiment ETF	12,193,753
Guggenheim Mid-Cap Core ETF	1,025,563
Guggenheim Multi-Asset Income ETF	18,446,053
Guggenheim Raymond James SB-1 Equity ETF	6,990,842
Guggenheim Spin-Off ETF	79,821
Wilshire 4500 Completion ETF	—
Wilshire 5000 Total Market ETF	692
Wilshire Micro-Cap ETF	1,005,180
Wilshire US REIT ETF	—

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 – Investment Transactions:
For the year ended August 31, 2012, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BRIC ETF	$44,562,651	$47,290,261
Guggenheim Defensive Equity ETF	16,476,791	15,153,851
Guggenheim Insider Sentiment ETF	91,906,830	91,821,761
Guggenheim Mid-Cap Core ETF	19,024,855	18,609,433
Guggenheim Multi-Asset Income ETF	661,437,371	663,624,627
Guggenheim Raymond James SB-1 Equity ETF	50,091,736	49,654,840
Guggenheim Spin-Off ETF	22,026,656	21,844,817
Wilshire 4500 Completion ETF	899,648	880,003
Wilshire 5000 Total Market ETF	336,846	311,033
Wilshire Micro-Cap ETF	11,784,730	12,000,908
Wilshire US REIT ETF	1,414,257	1,443,264

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NOTES TO FINANCIAL STATEMENTS continued	August 31, 2012

For the year ended August 31, 2012, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BRIC ETF	$7,576,378	$132,719,628
Guggenheim Defensive Equity ETF	86,900,853	49,509,746
Guggenheim Insider Sentiment ETF	47,940,926	165,748,300
Guggenheim Mid-Cap Core ETF	54,667,757	36,220,885
Guggenheim Multi-Asset Income ETF	688,712,843	425,079,873
Guggenheim Raymond James SB-1 Equity ETF	67,006,795	62,309,225
Guggenheim Spin-Off ETF	35,058,661	22,050,706
Wilshire 4500 Completion ETF	—	—
Wilshire 5000 Total Market ETF	—	—
Wilshire Micro-Cap ETF	4,920,590	30,122,340
Wilshire US REIT ETF	10,818,442	6,141,615

Note 6 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 to 200,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $7,500 are charged to those persons creating or redeeming creation units. An additional charge of up to four times the transaction fee may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 7 – Distribution and Service Plan:
The Board of Trustees of the Trust has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Regulatory Matters:
The Investment Adviser has notified the Trust of the following: In 2009, the Securities and Exchange Commission (“SEC”) staff conducted an examination of the Investment Adviser and in 2010 reported to the Investment Adviser that the SEC staff believed certain deficiencies existed in connection with the management of a liquidated closed-end fund formerly advised by the Investment Adviser and a third-party sub-adviser. In April 2012, the Investment Adviser and a current and a former employee of the Investment Adviser each received separate letters from the SEC staff (commonly referred to as a Wells Notice) stating that the staff intends to recommend to the SEC that action be brought against the Investment Adviser and the current and former employee for allegedly failing to cause the fund to adequately disclose certain investments made by the fund and providing the recipients of the letters with an opportunity to respond to the potential allegations.

The Investment Adviser has replied to the Wells Notice and responded to the SEC staff’s allegations. Although there can be no assurance as to this outcome, the Investment Adviser has advised the Trust that it believes its disclosures were proper and that resolution of this matter will not materially and adversely affect its financial condition or its ability to act as Investment Adviser to the Trust.

Note 10 – Subsequent Events:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

Subsequent to August 31, 2012, the Board of Trustees declared the following dividends payable on September 28, 2012 to shareholders of record on September 26, 2012. The dividend rates per share were as follows:

Fund	Rate
Guggenheim Multi-Asset Income ETF	$0.284
Wilshire US REIT ETF	$0.234

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 125

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	August 31, 2012

The Board of Trustees and Shareholders of
Claymore Exchange-Traded Fund Trust

We have audited the accompanying statements of assets and liabilities of Guggenheim BRIC ETF, Guggenheim Defensive Equity ETF, Guggenheim Insider Sentiment ETF, Guggenheim Mid-Cap Core ETF, Guggenheim Multi-Asset Income ETF, Guggenheim Raymond James SB-1 Equity ETF, Guggenheim Spin-Off ETF, Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF, Wilshire Micro-Cap ETF, and Wilshire US REIT ETF (eleven of the portfolios constituting Claymore Exchange-Traded Fund Trust) (collectively, the Funds), including the portfolios of investments, as of August 31, 2012, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective eleven Funds constituting Claymore Exchange-Traded Fund Trust at August 31, 2012, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
October 29, 2012

126 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited)	August 31, 2012

Federal Income Tax Information
The Trust intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

In January 2013, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2012.

Guggenheim BRIC ETF intends to designate $1,333,971 of foreign tax withholding on foreign source income of $12,491,402.

The Trust’s investment income (dividend income plus short-term gains, if any) qualifies as follows:

	Qualified dividend income	Dividends received deduction
Guggenheim BRIC ETF	98.76%	0.00%
Guggenheim Defensive Equity ETF	100.00%	98.58%
Guggenheim Insider Sentiment ETF	100.00%	97.40%
Guggenheim Mid-Cap Core ETF	100.00%	100.00%
Guggenheim Multi-Asset Income ETF	51.80%	48.36%
Guggenheim Raymond James SB-1 Equity ETF	100.00%	100.00%
Guggenheim Spin-Off ETF	100.00%	100.00%
Wilshire 4500 Completion ETF	63.31%	67.81%
Wilshire 5000 Total Return ETF	98.69%	97.24%
Wilshire Micro-Cap ETF	54.01%	50.34%
Wilshire US REIT ETF	0.75%	0.00%

Trustees
The Trustees of the Trust and their principal business occupations during the past five years.
			Number of
Name, Address*, Year	Term of Office**		Funds in the
of Birth and Position(s)	and Length	Principal Occupations during the Past Five Years	Fund Complex***	Other Directorships
held with Registrant	of Time Served	and Other Affiliations	Overseen by Trustee	Held by Trustee

Independent Trustees:

Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Private Investor (2001-present). Formerly, Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development of PepsiCo, Inc. (1987-1990).	55	None
Roman Friedrich III Year of Birth: 1946 Trustee	Since 2010	Founder and President of Roman Friedrich & Company, a US and Canadian-based business, which provides investment banking to the mining industry (1998-present). Formerly, Senior Managing Director of MLV & Co., LLC, an investment bank and institutional broker-dealer specializing in capital intensive industries such as energy, metals and mining (2010-2011).	50
Director of First Americas Gold Corp. (2012-present), Zincore Metals, Inc. (2009 – present). Previously, Director of Blue Sky Uranium Corp. (formerly Windstorm Resources Inc.) (April 2011 – July 2012); Director of Axiom Gold and Silver Corp. (2011-2012), Stratagold Corp. (2003-2009); Gateway Gold Corp. (2004-2008) and GFM Resources Ltd. (2005-2010).

Robert B. Karn III Year of Birth: 1942 Trustee	Since 2010	Consultant (1998-present). Previously, Managing Partner, Financial and Economic Consulting, St. Louis office of Arthur Andersen, LLP (1965-1998).	50	Director of Peabody Energy Company (2003-present), GP Natural Resource Partners LLC (2002-present).
Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	57	None
Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Portfolio Consultant (2010-present). Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	54	Trustee, Bennett Group of Funds (2011-present).

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 127

SUPPLEMENTAL INFORMATION (Unaudited) continued	August 31, 2012

Number of
Name, Address*, Year	Term of Office**		Funds in the
of Birth and Position(s)	and Length	Principal Occupations during the Past Five Years	Fund Complex***	Other Directorships
held with Registrant	of Time Served	and Other Affiliations	Overseen by Trustee	Held by Trustee

Interested Trustee:
Donald C. Cacciapaglia† Year of Birth: 1951 Trustee, Chief Executive Officer	Since 2012
Senior Managing Director of Guggenheim Investments; President and Chief Executive Officer of Guggenheim Funds Distributors, LLC and President and Chief Executive Officer of Guggenheim Funds Investment Advisors, LLC (2010 – present); Chief Executive Officer of funds in the Fund Complex and President and Chief Executive Officer of funds in the Rydex fund complex (2012-present). Formerly, Chief Operating Officer of Guggenheim Partners Asset Management, LLC (2010 – 2011); Chairman and CEO of Channel Capital Group Inc. and Channel Capital Group LLC (2002-2010); Managing Director of PaineWebber (1996-2002).
50
Trustee, Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series Funds and Rydex Variable Trust (2012-present); Independent Board Member, Equitrust Life Insurance Company, Guggenheim Life and Annuity Company, and Paragon Life Insurance Company of Indiana (2011-present).

*	Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532.

**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

***
As of period end. The Guggenheim Funds Fund Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC or Guggenheim Fund Distributors, LLC. The Guggenheim Funds Fund Complex is overseen by multiple Boards of Trustees.

†
Mr. Donald C. Cacciapaglia is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.

Principal Executive Officers
The Principal Executive Officers of the Trust, who are not trustees, and their principal occupations during the past five years:

Name, Address*, Year of Birth and	Term of Office** and	Principal Occupations During the Past Five Years and
Position(s) held with Registrant	Length of Time Served	Other Affiliations

Officers:
Kevin M. Robinson Year of Birth: 1959 Chief Legal Officer	Since 2008
Senior Managing Director and General Counsel of Guggenheim Funds Investment Advisors, LLC, Guggenheim Funds Distributors, LLC and Guggenheim Funds Services LLC (2007-present). Chief Legal Officer and/or Chief Executive Officer of certain other funds in the Fund Complex. Formerly, Associate General Counsel and Assistant Corporate Secretary of NYSE Euronext, Inc. (2000-2007).

John Sullivan Year of Birth: 1955 Chief Accounting Officer, Chief Financial Officer and Treasurer	Since 2010
Senior Managing Director of Guggenheim Funds Investment Advisors, LLC and Guggenheim Funds Distributors, LLC (2010-present). Chief Financial Officer, Chief Accounting Officer and Treasurer of certain other funds in the Fund Complex. Formerly, Chief Compliance Officer, Van Kampen Funds (2004-2010).

Joanna M. Catalucci Year of Birth: 1966 Interim Chief Compliance Officer	Since 2012***
Interim Chief Compliance Officer of certain funds in the Fund Complex; and Managing Director of Compliance and Fund Board Relations, Guggenheim Investments (2012-present). Formerly, Chief Compliance Officer & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC (2010-2012); Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC & Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); and Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006).

Mark E. Mathiasen Year of Birth: 1978 Secretary	Since 2011
Director; Associate General Counsel of Guggenheim Funds Services, LLC (2012-present). Secretary of certain other funds in the Fund Complex. Formerly, Vice President; Assistant General Counsel of Guggenheim Funds Services, LLC (2007-2012). Secretary of certain other funds in the Fund Complex.

Stevens T. Kelly Year of Birth: 1982 Assistant Secretary	Since 2012
Assistant General Counsel of Guggenheim Funds Services, LLC (2011-present). Assistant Secretary of certain other funds in the Fund Complex. Formerly, Associate at K&L Gates LLP (2008-2011), J.D., University of Wisconsin Law School (2005-2008).

William H. Belden, III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Guggenheim Funds Investment Advisors, LLC (2005-present). Formerly, Vice President of Product Management at Northern Trust Global Investments (1999-2005).

*	Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

***	Effective September 26, 2012.

128 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

CONSIDERATIONS REGARDING ANNUAL REVIEW OF THE INVESTMENT ADVISORY AGREEMENTS AND INVESTMENT SUBADVISORY AGREEMENT	August 31, 2012

On May 16, 2012 (the “May Meeting”), the Boards of Trustees (together, the “Board”) of Claymore Exchange-Traded Fund Trust and Claymore Exchange-Traded Fund Trust 2 (together the “Trusts,” with the separate series thereof referred to individually as a “Fund” and collectively as the “Funds”), including those trustees who are not “interested persons” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), on the recommendation of the Board’s Contracts Review Committee (referred to as the “Committee” and consisting solely of the Independent Trustees), considered the renewal of the investment advisory agreements (the “Investment Advisory Agreements”) between the Trusts and Guggenheim Funds Investment Advisors, LLC (the “Adviser” or “GFIA”) on behalf of the following Funds:

Claymore Exchange-Traded Fund Trust
Guggenheim BRIC ETF
Guggenheim Defensive Equity ETF
Guggenheim Insider Sentiment ETF
Guggenheim Mid-Cap Core ETF
Guggenheim Multi-Asset Income ETF
Guggenheim Raymond James SB-1 Equity ETF
Guggenheim Spin-Off ETF
Wilshire 4500 Completion ETF
Wilshire 5000 Total Market ETF
Wilshire Micro-Cap ETF
Wilshire US REIT ETF
Guggenheim Enhanced Core Bond ETF
Guggenheim Enhanced Short Duration Bond ETF
Guggenheim BulletShares 2012 Corporate Bond ETF
Guggenheim BulletShares 2013 Corporate Bond ETF
Guggenheim BulletShares 2014 Corporate Bond ETF
Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

Claymore Exchange-Traded Fund Trust 2
Guggenheim ABC High Dividend ETF
Guggenheim Airline ETF
Guggenheim China All-Cap ETF
Guggenheim China Technology ETF
Guggenheim Solar ETF
Guggenheim S&P Global Water Index ETF
Guggenheim Canadian Energy Income ETF
Guggenheim China Real Estate ETF
Guggenheim China Small Cap ETF
Guggenheim Frontier Markets ETF
Guggenheim International Multi-Asset Income ETF
Guggenheim Shipping ETF
Guggenheim Timber ETF

The Board also considered the renewal of the Investment Subadvisory Agreement (“Subadvisory Agreement”) by and among Claymore Exchange-Traded Fund Trust, the Adviser and Guggenheim Partners Asset Management, LLC (n/k/a Guggenheim Partners Investment Management, LLC) (the “Subadviser”) with respect to Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF and Wilshire US REIT ETF (the “Subadvised Funds”). As part of its review process, the Committee was represented by independent legal counsel. Independent legal counsel reviewed with the Committee various factors relevant to the consideration of advisory agreements and the legal responsibilities of the Trustees related to such consideration. The Board and Committee took into account various materials received from the Adviser, the Subadviser and independent legal counsel. The Board and Committee also considered the variety of written materials, reports and oral presentations received throughout the year regarding performance and operating results of the Funds.

The Committee met independently of the Funds’ management to consider the renewal of the Investment Advisory Agreements. In preparation for its review, the Committee worked with independent legal counsel to determine the nature of information to be requested, and independent legal counsel, on behalf of the Committee, sent a formal request for information to the Adviser and Subadviser. The Adviser and Subadviser provided extensive information in response to the initial request and to subsequent requests. Among other information, the Adviser and Subadviser provided information to assist the Committee in assessing the nature and quality of services provided, information provided by the Adviser comparing the investment advisory fees and expense ratios of the Funds to other exchange-traded funds and to other funds in a peer group provided by the Adviser, information about the Adviser’s and Subadviser’s financial position, the profitability from the Investment Advisory Agreements to the Adviser, the profitability of the Subadvisory Agreements to the Subadviser and the compliance programs of the Adviser and Subadviser.

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CONSIDERATIONS REGARDING ANNUAL REVIEW OF THE INVESTMENT ADVISORY
AGREEMENTS AND INVESTMENT SUBADVISORY AGREEMENT continued	August 31, 2012

Based upon its review, the Board and the Committee concluded that it was in the best interests of the Funds to renew the Investment Advisory Agreements and in addition, with respect to the Subadvised Funds, to renew the Subadvisory Agreement. In reaching this conclusion for the Funds, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

Investment Advisory Agreements
Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s organization and the background and experience of the persons responsible for the day-to-day management of the Funds. With respect to the Subadvised Funds, the Board noted that the Adviser had delegated responsibility for the investment and reinvestment of each Subadvised Fund’s assets to the Subadviser. The Board considered the Adviser’s responsibility to oversee the Subadviser and that the Adviser has similar oversight responsibilities for other Guggenheim Funds. In this connection, the Board took into account information provided by management describing the Adviser’s processes and activities for providing oversight of the Subadviser’s investment strategies and compliance with investment restrictions, as well as information regarding the Adviser’s Subadvisory Oversight Committee. The Committee also noted the distinctive nature of the Funds, as exchange-traded funds (“ETFs”), each of which (with the exception of the two actively-managed ETFs) is generally constructed to track the performance of a defined index of securities, before fund fees and expenses. In this connection, the Board considered the experience and expertise appropriate in an adviser to ETFs. The Board also considered the secondary market support services provided by the Adviser to the Funds, including the Adviser’s efforts to educate investment professionals about the Funds and other Guggenheim Funds. In addition, the Board noted its various discussions with management concerning the experience and qualifications of the Adviser’s personnel, including those personnel providing compliance oversight. In this regard, the Board considered the information from, and presentations to the Independent Trustees by, representatives of Foreside Compliance Services, LLC (“Foreside”), a third party service provider which provides independent chief compliance officer (“CCO”) services for registered investment companies and investment advisers. The Independent Trustees took into account their review of the relevant experience, qualifications and reputation of Foreside and its personnel and, specifically, their evaluation of, and meeting with, the Trusts’ prospective interim CCO, a senior Foreside employee. Additionally, the Independent Trustees considered the proposed appointment by the Board of Mr. Donald C. Cacciapaglia, President and Chief Executive Officer of GFIA, as an “interested” Trustee for the Trusts, and his proposed election by the Board as the Trusts’ Chief Executive Officer, as well as various legal, compliance and risk management oversight and staffing initiatives undertaken and/or presented by management in connection with the Adviser’s organizational capabilities. The Board also considered updated information and representations regarding a regulatory investigation of the Adviser. Moreover, in connection with the Board’s evaluation of the overall package of services provided by GFIA, the Board considered the quality of the administrative services provided by GFIA.

Further with respect to the Adviser’s resources and its ability to carry out its responsibilities under the Advisory Agreements, the Board considered its review of financial information concerning each of the Adviser and its parent, Guggenheim Partners, LLC (“Guggenheim”), as well as its discussions with the Chief Financial Officer and Chief Accounting Officer of GFIA and Guggenheim, respectively. The Board also took into account the guaranty agreement between each Trust and a Guggenheim affiliate concerning the obligations of the Adviser under the Advisory Agreements and a commitment letter from Guggenheim regarding its financial support of GFIA.

The Board also discussed the acceptability of the terms of the Investment Advisory Agreements. Based on the foregoing, and based on other information received (both oral and written) at the April 19, 2012 Committee Meeting (the April Meeting) and at the May Meeting, as well as other considerations, the Board concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity.

Investment Performance: The Board noted that, in view of the distinctive investment objective of the Funds, the investment performance of the Funds (excluding the two actively-managed ETFs) in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which each Fund achieved its objective to provide investment results that, before fund fees and expenses, correspond generally to the price and yield performance of securities of companies in its applicable index. In this connection, the Board evaluated information on the correlation and tracking error between the underlying index and each Fund’s returns for the one-year, three-year and since-inception periods, as applicable. The Board determined that the Funds had in fact tracked their indexes within an acceptable range.

For the two actively-managed ETFs, the Board reviewed information comparing each Fund’s total return since the Fund became actively managed, compared to the performance of similar funds and relevant market indices, and determined that the performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Adviser from its Relationship with the Funds: The Board reviewed and discussed the information provided by the Adviser on each Fund’s advisory fee and expense ratio, as compared to those of the peer group funds provided by the Adviser. The Board reviewed the advisory fees for each Fund and noted that the Adviser had either contractually agreed to waive a portion of the fee and/or reimburse expenses to absorb annual operating expenses of certain Funds (excluding interest expenses, a portion of each Fund’s licensing fees, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) over a particular amount or, for other Funds, the Board noted that the advisory fee was a unitary fee pursuant to which the Adviser assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the

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CONSIDERATIONS REGARDING ANNUAL REVIEW OF THE INVESTMENT ADVISORY AGREEMENTS AND INVESTMENT SUBADVISORY AGREEMENT continued	August 31, 2012

respective Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Board noted that the advisory fees were generally within the range of the peer group funds provided by the Adviser and noted the unique nature of certain Funds, making “peer” comparisons less relevant.

In conjunction with its review of fees, the Board also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreements, as well as the fees waived, for certain Funds and the estimated allocated direct and indirect costs the Adviser incurred in providing the services to the Funds.

The Board considered other benefits available to the Adviser because of its relationship with the Funds and noted that the administrative service fees received by the Adviser from serving as administrator provide it with additional revenue for the Funds without a unitary fee structure. The Board also noted the Adviser’s statement that it benefits from its association with the Funds by being able to offer investors a range of investment products. Based on all of the information provided, the Board determined that the Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale to be Realized: The Board considered the extent to which economies of scale could be realized with respect to the management of the Funds as the Funds grow and whether fee levels reflected a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered each Fund’s asset size, advisory fee structure, net expense ratio and any applicable expense waiver and/or reimbursement agreement or unitary fee agreement with the Adviser and whether the investment process produced economies of scale. The Board considered the Adviser’s statement that, while it has experienced economies of scale as an organization through the introduction of new products, it is concurrently incurring new costs from increased staff and upgraded systems. The Board was also of the view that economies of scale were being shared with the Funds subject to a unitary fee arrangement by virtue of an advisory fee, set at a relatively low level since the inception of each applicable Fund, that subsumed economies of scale in the fee itself.

Subadvisory Agreement
Nature, Extent and Quality of Services Provided by the Subadviser: With respect to the nature, extent and quality of the services provided by the Subadviser, the Board considered the qualifications, experience, reputation and skills of the Subadviser’s personnel providing services to the Subadvised Funds and other key personnel. The Board also noted the distinctive nature of the Subadvised Funds, as ETFs, each of which is generally constructed to track the performance of a defined index of securities, before fund fees and expenses. In this connection, the Board considered the experience and expertise appropriate in an adviser to ETFs. The Board concluded that the Subadviser had personnel qualified to provide the services under the Subadvisory Agreement.

Investment Performance: The Board noted that, in view of the distinctive investment objective of the Subadvised Funds, the investment performance of the Subadvised Funds in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Board was the extent to which each Subadvised Fund achieved its objective to provide investment results that, before fund fees and expenses, correspond generally to the price and yield performance of securities of companies in its applicable index. In this connection, the Board evaluated information on the correlation and tracking error between the underlying index and each Subadvised Fund’s returns for the one-year and since-inception periods. The Board determined that the Subadvised Funds had in fact tracked their indexes within an acceptable range.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Subadviser from its Relationship with the Subadvised Funds: The Board considered that the Subadvisory Agreement was negotiated at arm’s length between the Adviser and the Subadviser, with the Adviser compensating the Subadviser from its own fees. On the basis of the information provided, the Board concluded that the subadvisory fee rate for each of the Subadvised Funds was reasonable.

With respect to the costs of services provided and profits realized by the Subadviser from its relationship with the Subadvised Funds, the Board considered information provided by management concerning the revenues the Subadviser received under the Subadvisory Agreement as well as the estimated expenses incurred by the Subadviser in providing services to the Subadvised Funds and its pre-tax return on revenue. The Board considered management’s representation that the Subadviser’s operating margins were within the industry range and determined that profitability levels were not unreasonable.

Economies of Scale to be Realized: The Board considered whether there were economies of scale with respect to the subadvisory services provided to the Subadvised Funds under the Subadvisory Agreement. The Board noted that the Subadvised Funds were relatively new and had not attracted significant assets and determined to address economies of scale when the Subadvised Funds had significant assets.

Overall Conclusions
Based on the foregoing, the Board determined at the May Meeting that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of each Advisory Agreement is in the best interests of each Fund. In reaching this conclusion, no single factor was determinative. At the May Meeting, the Board, constituting all of the Independent Trustees, approved the renewal of each Advisory Agreement for an additional annual term.

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CONSIDERATIONS REGARDING ANNUAL REVIEW OF THE INVESTMENT ADVISORY
AGREEMENTS AND INVESTMENT SUBADVISORY AGREEMENT continued	August 31, 2012

Board Considerations Regarding Approval of Advisory Agreement

CLAYMORE EXCHANGE TRADED FUND TRUST

Guggenheim BulletShares 2021 Corporate Bond ETF
Claymore-Exchange Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust on May 24, 2006 and is authorized to establish multiple portfolios representing separate series of the Trust (each, a “Fund” and collectively, the “Funds”). The Trust is an open-end management investment company registered under the Investment 1940 Act. The Adviser, an affiliate of Guggenheim, a diversified financial services firm, serves as each Fund’s investment adviser and provides certain administrative and other services pursuant to an investment advisory agreement between the Trust, with respect to each Fund, and GFIA (the “Advisory Agreement”). Under the supervision of the Board of Trustees of the Trust (the “Board” and the members individually, the “Trustees”), GFIA provides a continuous investment program for each Fund’s portfolio, provides investment research, makes and executes recommendations for the purchase and sale of securities and provides certain facilities and personnel for the Funds.

At a meeting held in-person on May 16, 2012 (the “May Meeting”), all of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”), met independently of Fund management to consider the approval of the Advisory Agreement with respect to a new series of the Trust, Guggenheim BulletShares 2021 Corporate Bond ETF (the “New Fund”). As part of its review process, the Independent Trustees were represented by independent legal counsel (“Independent Legal Counsel”). Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the consideration of advisory agreements and the legal responsibilities of the Trustees related to such consideration. The Independent Trustees took into account various materials received from the Adviser and Independent Legal Counsel, including relevant materials received in connection with the Trustees’ annual review of the Advisory Agreement with respect to the other Funds, as conducted at the May Meeting and a meeting of the Contracts Review Committee of the Board (the “Committee”), consisting of all the Independent Trustees, at a meeting held on April 19, 2012 (the “April Meeting”). In this connection, the Independent Trustees recalled the extensive information provided by the Adviser in connection with the annual contract review process, including organizational presentations, staffing reports and biographies of those key personnel of the Adviser providing services to the Funds to assist the Committee in assessing the nature and quality of services provided by the Adviser, information comparing the investment performance, advisory fees and total expenses of each Fund to other funds, information about the profitability of the Adviser in connection with the Advisory Agreement and information about the compliance program of the Adviser, including procedures, processes and reporting. The Board took into account the foregoing information, as applicable, with respect to the services expected to be provided to the New Fund. Following an analysis and discussion of the factors identified below, the Board concluded that it was in the best interests of the New Fund to approve the Advisory Agreement for an initial term of two years.

Nature, Extent and Quality of Services to be Provided by the Adviser: With respect to the nature, extent and quality of services to be provided by the Adviser, the Board reviewed information concerning the functions to be performed by the Adviser for the New Fund, information describing the Adviser’s organization and the background and experience of the persons to be responsible for the day-to-day management of the New Fund. The Board also noted the distinctive nature of the New Fund, as an exchange-traded fund (“ETF”), which is generally constructed to track an index of investment grade corporate bonds with effective maturities in the same calendar year as the New Fund’s maturity. In this connection, the Board considered the experience and expertise appropriate in an adviser to ETFs. The Board also considered the secondary market support services expected to be provided by the Adviser to the New Fund, including the Adviser’s efforts to educate investment professionals about the New Fund and the other Funds. The Board also considered the services to be provided by the Adviser in its oversight of the New Fund’s custodian, transfer agent and accounting agent, as well as the index licensor for the New Fund, and noted the significant time and effort that would be devoted to this oversight function.

In addition, the Board noted various discussions with management concerning the experience and qualifications of the Adviser’s personnel, including those personnel providing compliance oversight. In this regard, the Board considered the information from, and presentations to the Board by, representatives of Foreside Compliance Services, LLC (“Foreside”), a third party service provider which provides independent chief compliance officer (“CCO”) services for registered investment companies and investment advisers. The Independent Trustees took into account their view of the relevant experience, qualifications and reputation of Foreside and its personnel and, specifically, their evaluation of, and meeting with, the Trust’s prospective interim CCO, a senior Foreside employee. Additionally, the Board considered the proposed appointment by the Board of Mr. Donald C. Cacciapaglia, Chairman of the Board, Chief Executive Officer and President of GFIA, as an “interested” Trustee for the Trust, and his proposed election by the Board as the Trust’s Chief Executive Officer, as well as various legal, compliance and risk management oversight and staffing initiatives undertaken and/or presented by management in connection with the Adviser’s organizational capabilities. Moreover, in connection with the Board’s evaluation of the overall package of services expected to be provided by GFIA to the New Fund, the Board considered the administrative services expected to be provided by GFIA.

Further with respect to the Adviser’s resources and its ability to carry out its responsibilities under the Advisory Agreement, the Board considered its review of financial information concerning each of the Adviser and its parent, Guggenheim, as well as its discussions with the Chief Financial Officer and Chief Accounting Officer of GFIA and Guggenheim, respectively, in connection with the annual contract review process. The Board also took into account the guaranty agreement between the Trust and a Guggenheim affiliate concerning the obligations of the Adviser under the Advisory Agreement and a commitment letter from Guggenheim regarding its financial support of GFIA.

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CONSIDERATIONS REGARDING ANNUAL REVIEW OF THE INVESTMENT ADVISORY
AGREEMENTS AND INVESTMENT SUBADVISORY AGREEMENT continued	August 31, 2012

The Board also discussed the acceptability of the terms of the Advisory Agreement, noting that it was the same terms as the Advisory Agreement with respect to the other Funds. Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and at the May Meeting, as well as other considerations, the Board concluded that the Adviser was qualified to manage the New Fund and to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the New Fund were expected to be satisfactory.

Investment Performance: Although the consideration of a fund’s investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, the Board did not consider this factor because the New Fund had no performance history. However, in connection with the annual contract review process, the Board did consider GFIA’s overall performance record in managing other similar ETFs and determined that its performance was acceptable.

Comparative Fees, Costs of Services to be Provided and the Profits to be Realized by GFIA from its Relationship with the New Fund: With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the New Fund as well as the proposed unitary fee structure for the New Fund, consistent with the fee structure for the other BulletShares Corporate Bond ETFs. The Board noted that because the New Fund was newly organized and had no assets, the Adviser did not provide profitability information. However, based upon the proposed unitary fee structure for the New Fund, the Board concluded that profitability was not expected to be unreasonable. The Board also reviewed information provided by the Adviser showing the proposed advisory fee for the New Fund as compared to those of peer groups of ETFs provided by the Adviser. With respect to the New Fund, the Board noted the services to be provided by the Adviser were for annual advisory fees of 0.24% based on the New Fund’s average daily net assets. The Board considered that the advisory fee was proposed to be a unitary fee, pursuant to which the Adviser would assume all expenses of the New Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Board considered that the New Fund’s proposed advisory fee was within the range of those in its respective peer group of ETFs provided by the Adviser. The Board concluded that the New Fund’s proposed advisory fee was reasonable given the nature, extent and anticipated quality of the services expected to be provided under the Advisory Agreement.

The Board considered benefits expected to be derived by the Adviser from its relationship with the New Fund, including the benefits to the Adviser from its separate Administration Agreement with the Trust. The Board concluded that the advisory fees were reasonable, taking into account these benefits.

Economies of Scale to be Realized: The Board considered the extent to which economies of scale would be realized as the New Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of the New Fund’s investors. Because the New Fund was newly organized, the Board noted the New Fund’s proposed unitary fee structure and determined to review economies of scale in the future when the New Fund had attracted assets.

Overall Conclusions
Based on the foregoing, the Board determined at the May Meeting that the proposed investment advisory fees for the New Fund are fair and reasonable in light of the extent and quality of the services to be provided and the other benefits to be received and that the approval of the Advisory Agreement is in the best interests of the New Fund. In reaching this conclusion, no single factor was determinative. At the May Meeting, the Board, including all of the Independent Trustees, approved the Advisory Agreement for an initial term of two years with respect to the New Fund.

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TRUST INFORMATION	August 31, 2012

Board of Trustees	Officers	Investment Adviser	Accounting Agent,
Randall C. Barnes	Donald C. Cacciapaglia	Guggenheim Funds	Custodian and
	Chief Executive Officer	Investment Advisors, LLC	Transfer Agent
Donald C. Cacciapaglia*		Lisle, IL	The Bank of New York
	Kevin M. Robinson		Mellon Corp.
Roman Friedrich III	Chief Legal Officer	Investment Subadviser	New York, NY
(WXSP, WFVK and WREI)
Robert B. Karn III	John Sullivan	Guggenheim Partners	Legal Counsel
	Chief Accounting Officer,	Investment	Dechert LLP
Ronald A. Nyberg	Chief Financial Officer	Management, LLC	New York, NY
	and Treasurer	Santa Monica, CA
Ronald E. Toupin, Jr.			Independent Registered
Chairman	Joanna Catalucci	Distributor	Public Accounting Firm
	Interim Chief	Guggenheim Funds	Ernst & Young LLP
	Compliance Officer	Distributors, LLC	Chicago, IL
* Trustee is an “interested		Lisle, IL
person” (as defined in	Mark M. Mathiasen
section 2(a)(19) of the 1940	Secretary	Administrator
Act) (“Interested Trustee”)		Guggenheim Funds
of the Trust because of his	Stevens T. Kelly	Investment Advisors, LLC
position as the President	Assistant Secretary	Lisle, IL
and CEO of the Investment
Adviser and the Distributor.	William H. Belden III
Vice President

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?

•           If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting the Guggenheim Funds website at www.guggenheimfunds.com or by accessing the Funds’ Forms N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at www.sec.gov or by visiting the Guggenheim Funds website at www.guggenheimfunds.com. The Funds’ Forms N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

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ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $160 billion in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio manager who is currently responsible for the day-to-day management of each Fund’s portfolio is Saroj Kanuri, CFA. Mr. Kanuri is a Director, ETF Portfolio Management, of the Investment Adviser and Guggenheim Funds Distributors, LLC and joined Guggenheim Fund Distributors, LLC in October of 2006. Prior to joining Guggenheim, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001-2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

Guggenheim Partners Investment Management, LLC (“GPIM”), a subsidiary of Guggenheim Partners, LLC, serves as investment sub-adviser to each of the Wilshire 4500 Completion ETF, Wilshire 5000 Total Market ETF and Wilshire US REIT ETF pursuant to a sub-advisory agreement with the Investment Adviser. GPIM assists the Investment Adviser with portfolio optimization for each of the Fund’s that GPIM serves as investment sub-adviser.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company complex currently consisting of 30 separate exchange-traded “index funds” as of August 31, 2012. The investment objective of each of the index funds is to correspond generally to the performance, before fees and expenses, of a specified market index.

This material must be preceded or accompanied by a prospectus for the Fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.guggenheimfunds.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://www.guggenheimfunds.com or by calling (800) 345-7999. All Funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the Funds.

Guggenheim Funds Distributors, LLC
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC
(10/12)

ETF-001-AR-0812

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Code of Ethics").

(b) No information need be disclosed pursuant to this paragraph.

(c) The registrant’s code of ethics that applies to the registrant’s principal executive officer, principal accounting officer or controller, or persons performing similar functions, was amended during the period to include: specific examples of conflict of interest situations requiring prior written approval; annual certification requirements for officers covered under the code of ethics; specific recordkeeping obligations by the Trusts; and a confidentiality provision.

(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f)           (1) The registrant's Code of Ethics is attached hereto as an exhibit.

(2) Not applicable.

(3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Randall C. Barnes.  Mr. Barnes is an independent Trustee for purposes of this Item 3 of Form N-CSR.  Mr. Barnes qualifies as an audit committee financial expert by virtue of his experience obtained as a former Senior Vice President, Treasurer of PepsiCo, Inc.

 (Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Audit Committee or Board of Trustees.)

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees:  the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $108,515 and $167,149 for the fiscal years ending August 31, 2012 and August 31, 2011, respectively.

(b) Audit-Related Fees: the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item, were $0 and $0 for the fiscal years ending August 31, 2012 and August 31, 2011, respectively.

The registrant’s principal accountant did not bill fees for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

(c) Tax Fees: the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $35,750 and $60,000 for the fiscal years ending August 31, 2012 and August 31, 2011, respectively.

The registrant’s principal accountant did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

(d)  All Other Fees: the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs 4(a) through 4(c) of this Item were $0 and $0 for the fiscal years ending August 31, 2012 and August 31, 2011, respectively.

The registrant’s principal accountant did not bill fees for services not included in Items 4(a), (b) or (c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the registrant’s last two fiscal years.

 (e)  Audit Committee Pre-Approval Policies and Procedures.

(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards.  Sections IV.C.2 and IV.C.3 of the Audit Committee’s revised Audit Committee Charter contain the Audit Committee’s Pre-Approval Policies and Procedures and such sections are included below.

 IV.C.2.                          Pre-approve any engagement of the independent auditors to provide any non-prohibited services to the Fund, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)	The categories of services to be reviewed and considered for pre-approval include the following:

              Audit Services

•	Annual financial statement audits
•	Seed audits (related to new product filings, as required)
•	SEC and regulatory filings and consents

Audit-Related Services

•	Accounting consultations
•	Fund merger/reorganization support services
•	Other accounting related matters
•	Agreed upon procedures reports
•	Attestation reports
•	Other internal control reports

Tax Services

•	Tax compliance services related to the filing of amendments:
o	Federal, state and local income tax compliance
o	Sales and use tax compliance
•	Timely RIC qualification reviews
•	Tax distribution analysis and planning
•	Tax authority examination services
•	Tax appeals support services
•	Accounting methods studies
•	Fund merger support services
•	Tax compliance, planning and advice services and related projects

(b)	The Audit Committee has pre-approved those services, which fall into one of the categories of services listed under 2(a) above and for which the estimated fees are less than $25,000.

(c)	For services with estimated fees of $25,000 or more, but less than $50,000, the Chairman is hereby authorized to pre-approve such services on behalf of the Audit Committee.

(d)	For services with estimated fees of $50,000 or more, such services require pre-approval by the Audit Committee.

(e)
The independent auditors or the Chief Accounting Officer of the Fund (or an officer of the Fund who reports to the Chief Accounting Officer) shall report to the Audit Committee at each of its regular quarterly meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Audit Committee).  The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Audit Committee (including the particular category listed above under which pre-approval was obtained).

IV.C.3.                                Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Fund), if the engagement relates directly to the operations and financial reporting of the Fund (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)
The Chairman or any member of the Audit Committee may grant the pre-approval for non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Fund) relating directly to the operations and financial reporting of the Fund for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

(b)
For non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Fund) relating directly to the operations and financial reporting of the Fund for which the estimated fees are $25,000 or more, such services require pre-approval by the Audit Committee.

(2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f)           Not applicable.

(g)           The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that directly related to the operations and financial reporting of the registrant were $35,750 and $60,000 for the fiscal years ending August 31, 2012, and August 31, 2011, respectively.

(h)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a)The Audit Committee was established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee of the registrant is composed of  Ronald A. Nyberg; Ronald E. Toupin, Jr., Randall C. Barnes, Roman Friedrich III and Robert B. Karn III.

(b) Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics for Chief Executive and Senior Financial Officers.

 (a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)   Not applicable.

 (b)      Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:    /s/Donald C. Cacciapaglia

Name:           Donald C. Cacciapaglia

Title:             Chief Executive Officer

Date:    November 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Donald C. Cacciapaglia

Name:           Donald C. Cacciapaglia

Title:             Chief Executive Officer

Date:    November 7, 2012

By:    /s/John Sullivan

Name:           John Sullivan

Title:             Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    November 7, 2012